                                                                    Rule 497(c)
                                                                    33-36528
                                                                    811-6161
            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 15 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of September 30, 1999,
Series      PIMCO Advisors and its affiliates managed approximately $256 billion, including assets for 67 of the 200 largest U.S.
            corporations.

November
1, 1999


            The Prospectus explains what you should know about the Funds
Share       before you invest. Please read it carefully.
Classes
A, B
and C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
  PIMCO Funds: Multi-Manager Series
1

         Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Growth Fund....................................................   9
           Innovation Fund................................................  11
           International Fund.............................................  13
           Mid-Cap Growth Fund............................................  15
           Opportunity Fund...............................................  17
           Precious Metals Fund...........................................  19
           Renaissance Fund...............................................  21
           Small-Cap Growth Fund..........................................  23
           Small-Cap Value Fund...........................................  25
           Target Fund....................................................  27
           Tax-Efficient Equity Fund......................................  29
           Value Fund.....................................................  31
           Value 25 Fund..................................................  33
         Summary of Principal Risks.......................................  35
         Management of the Funds..........................................  37
         Investment Options - Class A, B and C Shares ....................  42
         How Fund Shares Are Priced.......................................  44
         How to Buy and Sell Shares.......................................  45
         Fund Distributions...............................................  48
         Tax Consequences.................................................  49
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  50
         Financial Highlights.............................................  57

                                                                    Prospectus 2

           Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                             Approximate   Approximate
                 PIMCO                Investment                         Main                Number of     Capitalization
                 Fund                 Objective                          Investments         Holdings      Range
 --------------------------------------------------------------------------------------------------------------------------------
  Growth Stock   Growth               Long-term growth of capital;       Common stocks of    35-40         At least $5 billion
  Funds                               income is an incidental            companies with
                                      consideration                      market
                                                                         capitalizations
                                                                         of at least $5
                                                                         billion
           -----------------------------------------------------------------------------------------------------------------
                 Target               Capital appreciation; no           Common stocks of    40-60         Between $1 billion
                                      consideration is given to income   companies with                    and $10 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $1
                                                                         billion and
                                                                         $10 billion
           -----------------------------------------------------------------------------------------------------------------
                 Opportunity          Capital appreciation; no           Common stocks of    60-100        Between $100 million
                                      consideration is given to income   companies with                    and $2 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $100
                                                                         million and $2
                                                                         billion
 --------------------------------------------------------------------------------------------------------------------------------
  Blend Stock    Capital Appreciation Growth of capital                  Common stocks of    60-100        At least $1 billion
  Funds                                                                  companies with
                                                                         market
                                                                         capitalizations
                                                                         of at least $1
                                                                         billion that
                                                                         have improving
                                                                         fundamentals and
                                                                         whose stock is
                                                                         reasonably
                                                                         valued by the
                                                                         market
           -----------------------------------------------------------------------------------------------------------------
                 Mid-Cap Growth       Growth of capital                  Common stocks of    60-100        More than $500 million
                                                                         companies with                    (excluding the largest
                                                                         market                            200 companies)
                                                                         capitalizations
                                                                         of more than
                                                                         $500 million
                                                                         (excluding the
                                                                         largest 200
                                                                         companies) that
                                                                         have improving
                                                                         fundamentals and
                                                                         whose stock is
                                                                         reasonably
                                                                         valued by the
                                                                         market
           -----------------------------------------------------------------------------------------------------------------
                 Small-Cap Growth     Growth of capital                  Common stocks of    60-100        More than $100 million
                                                                         companies with                    (excluding the largest
                                                                         market                            1,000 companies)
                                                                         capitalizations
                                                                         of more than
                                                                         $100 million
                                                                         (excluding the
                                                                         largest 1,000
                                                                         companies) that
                                                                         have improving
                                                                         fundamentals and
                                                                         whose stock is
                                                                         reasonably
                                                                         valued by the
                                                                         market
 --------------------------------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income        Current income as a primary        Income-producing    40-50         More than $2 billion
  Funds                               objective; long-term growth of     common stocks of
                                      capital as a secondary objective   companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than $2
                                                                         billion
           -----------------------------------------------------------------------------------------------------------------
                 Renaissance          Long-term growth of capital        Common stocks       50-80         All capitalizations
                                      and income                         having below-
                                                                         average
                                                                         valuations where
                                                                         the company's
                                                                         business
                                                                         fundamentals are
                                                                         expected to
                                                                         improve
           -----------------------------------------------------------------------------------------------------------------
                 Value                Long-term growth of capital        Common stocks of    40            More than $2 billion
                                      and income                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than $2
                                                                         billion that are
                                                                         undervalued
                                                                         relative to the
                                                                         market and their
                                                                         industry groups
           -----------------------------------------------------------------------------------------------------------------
                 Value 25             Long-term growth of capital        Approximately 25    25            Between $1 billion
                                      and income                         common stocks of                  and $5 billion
                                                                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of between $1
                                                                         billion and $5
                                                                         billion and
                                                                         below-average
                                                                         price to
                                                                         earnings ratios
                                                                         relative to
                                                                         their industry
                                                                         groups
           -----------------------------------------------------------------------------------------------------------------
                 Small-Cap Value      Long-term growth of capital        Common stocks of    100           Between $100 million
                                      and income                         companies with                    and $1.5 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $100
                                                                         million and $1.5
                                                                         billion and
                                                                         below-average
                                                                         price to
                                                                         earnings ratios
                                                                         relative to the
                                                                         market and their
                                                                         industry groups
 --------------------------------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity Maximum after-tax growth           A broadly           More than 200 More than $5 billion
  Stock Funds                         of capital                         diversified
                                                                         portfolio of at
                                                                         least 200 common
                                                                         stocks of
                                                                         companies
                                                                         represented in
                                                                         the S&P 500
                                                                         Index with
                                                                         market
                                                                         capitalizations
                                                                         of more than $5
                                                                         billion
 --------------------------------------------------------------------------------------------------------------------------------
  International  International        Capital appreciation through       Common stocks of    200-250       More than $500 million
  Stock Funds                         investment in an international     foreign (non-
                                      portfolio; income is an incidental U.S.) issuers
                                      consideration                      (developed and
                                                                         emerging markets)
                                                                         with market
                                                                         capitalizations
                                                                         of more than
                                                                         $500 million
 --------------------------------------------------------------------------------------------------------------------------------
  Sector-Related Innovation           Capital appreciation; no           Common stocks of    40            More than $200 million
  Stock Funds                         consideration is given to income   technology-
                                                                         related
                                                                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than
                                                                         $200 million
           -----------------------------------------------------------------------------------------------------------------
                 Precious Metals      Capital appreciation; no           Common stocks of    50-60         Between $50 million
                                      consideration is given to income   precious metals-                  and $7 billion
                                                                         related
                                                                         companies of
                                                                         between $50
                                                                         million and $7
                                                                         billion

3  PIMCO Funds: Multi-Manager Series

Fund Descrip-   The Funds provide a broad range of investment choices. The tions, Perfor- following Fund Summaries identify each Fund's investment mance and Fees objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

                It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Prospectus 4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund                   Approximate
Investments   Objective            Focus                  Capitalization Range
and           Seeks growth of      Larger                 At least $1
Strategies    capital              capitalization         billion
                                   common stocks






              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Blend Stocks         60-100




            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk                 . Growth Securities Risk
              . Issuer Risk                 . Credit Risk
              . Value Securities Risk       . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

5  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [CHART APPEARS HERE]
                                                    More Recent Return
         1992               7.08%                   Information
         1993              17.24%                   ---------------------------
         1994               4.64%                   1/1/99-9/30/99       -1.25%
         1995              36.61%
         1996              26.29%
         1997              33.72%                   Highest and Lowest
         1998              17.18%                   Quarter Returns
                                                    (for periods shown
                                                    in the bar chart)
                                                    ---------------------------
                                                    Highest (10/1/98-
                                                    12/31/98)     19.59%
                                                    ---------------------------
                                                    Lowest (7/1/98-
                                                    9/30/98)     -14.22%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
         -------------------------------------------------------------------------
         Class A                                        10.73% 19.49%  18.42%
         -------------------------------------------------------------------------
         Class B                                        11.33% 19.78%  18.48%
         -------------------------------------------------------------------------
         Class C                                        15.32% 19.96%  18.40%
         -------------------------------------------------------------------------
         S&P 500 Index(/1/)                             28.58% 24.06%  19.58%
         -------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  20.49% 15.02%  14.91%
         -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class A, B or C shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
         ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
         -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
         -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
         -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
         -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
         -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
         -----------------------------------------------------------------------------------------------------------

                                                                    Prospectus 6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------
Principal     Investment Objective       Fund Focus         Approximate
Investments   Seek current income        Income producing   Capitalization Range
and           as a primary objective,    common stocks      More than $2 billion
Strategies    and long-term growth       with potential
              of capital as a            for capital
              secondary objective        appreciation

                                                            Dividend Frequency
                                         Approximate Number Quarterly
                                         of Holdings
              Fund Category              40-50
              Value Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (or dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk               .Credit Risk
              .Issuer Risk               .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

7  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [CHART APPEARS HERE]                       More Recent Return
                                                       Information
            1992            14.29%                     -------------------------
            1993             8.03%                     1/1/99-9/30/99      0.51%
            1994            -2.00%
            1995            32.94%                     Highest and Lowest
            1996            21.00%                     Quarter Returns
            1997            30.88%                     (for periods shown
            1998             8.03%                     in the bar chart)
                                                       -------------------------
                                                       Highest (10/1/98-
                                                       12/31/98)          13.92%
                                                       -------------------------
                                                       Lowest (7/1/98-
                                                       9/30/98)          -10.98%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/98)

                                                                   Fund Inception
                                                    1 Year 5 Years (3/8/91)(/3/)
            ---------------------------------------------------------------------
            Class A                                  2.09% 16.07%  15.22%
            ---------------------------------------------------------------------
            Class B                                  2.52% 16.30%  15.28%
            ---------------------------------------------------------------------
            Class C                                  6.36% 16.53%  15.21%
            ---------------------------------------------------------------------
            S&P 500 Index(/1/)                      28.58% 24.06%  19.58%
            ---------------------------------------------------------------------
            Lipper Equity Income Fund Average(/2/)  11.90% 16.50%  15.59%
            ---------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

          Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                         Advisory and/or Service    Other         Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            --------------------------------------------------------------------
            Class A      0.45%    0.25%             0.40%         1.10%
            --------------------------------------------------------------------
            Class B      0.45     1.00              0.40          1.85
            --------------------------------------------------------------------
            Class C      0.45     1.00              0.40          1.85
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            --------------------------------------------------------------------------------------------------------------
            Class B       688              882              1,201            1,876             188    582    1,001  1,876
            --------------------------------------------------------------------------------------------------------------
            Class C       288              582              1,001            2,169             188    582    1,001  2,169
            --------------------------------------------------------------------------------------------------------------

                                                                    Prospectus 8

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Larger                 Capitalization
and           Seeks long-term      capitalization         Range
Strategies    growth of            common                 At least $5
              capital; income      stocks                 billion
              is an
              incidental
              consideration

                                                          Dividend Frequency
                                   Approximate Number     At least annually
                                   of Holdings
              Fund Category        35-40
              Growth Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk             .Foreign Investment Risk  .Credit Risk
             .Issuer Risk             .Currency Risk            .Management Risk
             .Growth Securities Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (10/26/90) and Class B shares (5/23/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

9  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

             [CHART APPEARS HERE]

                                              More Recent Return
                                              Information
            1989            37.45%            ---------------------------------
            1990             0.29%            1/1/99-9/30/99              2.66%
            1991            41.88%
            1992             2.08%            Highest and Lowest Quarter
            1993             9.32%            Returns
            1994            -0.75%            (for periods shown in the
            1995            27.47%            bar chart)
            1996            17.52%            ---------------------------------
            1997            21.84%            Highest (10/1/98-12/31/98) 25.12%
            1998            38.90%            ---------------------------------
                                              Lowest (7/1/90-9/30/90)   -13.14%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
         -----------------------------------------------------------------------
         Class A                          32.24% 19.82%  18.77%   18.40%
         -----------------------------------------------------------------------
         Class B                          33.88% 20.08%  18.83%   18.44%
         -----------------------------------------------------------------------
         Class C                          37.90% 20.27%  18.57%   17.98%
         -----------------------------------------------------------------------
         S&P 500 Index(/1/)               28.58% 24.06%  19.21%   18.44%
         -----------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  23.42% 18.74%  16.74%   15.58%
         -----------------------------------------------------------------------

         (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
         (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
         (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and     These tables describe the fees and expenses you may pay if you buy
Expenses     and hold Class A, B or C shares of the Fund:
of the
Fund

             Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ---------------------------------------------------------------------------------------------------------

         (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
         (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
         (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.50%    0.25%             0.40%         1.15%
         --------------------------------------------------------------------
         Class B      0.50     1.00              0.40          1.90
         --------------------------------------------------------------------
         Class C      0.50     1.00              0.40          1.90
         --------------------------------------------------------------------

         (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
         (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

             Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $661             $895             $1,148           $1,871            $661   $895   $1,148 $1,871
            --------------------------------------------------------------------------------------------------------------
            Class B       693              897              1,226            1,930             193    597    1,026  1,930
            --------------------------------------------------------------------------------------------------------------
            Class C       293              597              1,026            2,222             193    597    1,026  2,222
            --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Common stocks of      Capitalization Range
and           Seeks capital       technology-           More than $200
Strategies    appreciation; no    related               million
              consideration is    companies
              given to income

                                                        Dividend Frequency
              Fund Category       Approximate Number    At least annually
              Sector-Related      of Holdings
              Stocks              40



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Smaller Company Risk     .Currency Risk
              .Issuer Risk            .Liquidity Risk           .Credit Risk
              .Concentration Risk     .Foreign Investment Risk  .Management Risk
              .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

           [GRAPH APPEARS HERE]                    More Recent
                                                   Return
            1995       45.33%                      Information
            1996       23.60%                      ------------------
            1997        9.03%                      1/1/99-
            1998       69.54%                      9/30/99     32.91%

                                                   Highest and
                                                   Lowest Quarter
                                                   Returns
                                                   (for periods
                                                   shown in the bar
                                                   chart)
                                                   ------------------
                                                   Highest (10/1/98-
                                                   12/31/98)   37.19%
                                                   ------------------
                                                   Lowest (1/1/97-
                                                   3/31/97)   -12.56%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                     Fund Inception
                                                             1 Year  (12/22/94)(/3/)
            ------------------------------------------------------------------------
            Class A                                          69.54%  34.67%
            ------------------------------------------------------------------------
            Class B                                          73.02%  35.35%
            ------------------------------------------------------------------------
            Class C                                          77.13%  35.55%
            ------------------------------------------------------------------------
            S&P 500 Index(/1/)                               28.58%  30.51%
            ------------------------------------------------------------------------
            Lipper Science and Technology Fund Average(/2/)  51.44%  25.21%
            ------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            --------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                         Advisory and/or Service    Other         Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            --------------------------------------------------------------------
            Class A      0.65%    0.25%             0.40%         1.30%
            --------------------------------------------------------------------
            Class B      0.65     1.00              0.40          2.05
            --------------------------------------------------------------------
            Class C      0.65     1.00              0.40          2.05
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                          Example: Assuming you do not
                     Example: Assuming you redeem your shares at the end of each period   redeem your shares
                     Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            ----------------------------------------------------------------------------------------------------------
            Class A  $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            ----------------------------------------------------------------------------------------------------------
            Class B   708              943              1,303            2,091             208    643    1,103  2,091
            ----------------------------------------------------------------------------------------------------------
            Class C   308              643              1,103            2,379             208    643    1,103  2,379
            ----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO International Fund

-----------------------------------------------------------------------------------------------------------------------------------
Principal Investments   Investment Objective                  Fund Focus                         Approximate Capitalization Range
and Strategies          Seeks capital appreciation through    Common stocks of foreign (non-     More than $500 million
                        investment in an international        U.S.) issuers
                        portfolio; income is an incidental                                       Dividend Frequency
                        consideration                         Approximate Number of Holdings     At least annually
                                                              200-250
                        Fund Category
                        International Stocks

                       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

                       The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

                       The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks        Among the principal risks of investing in the Fund, which
                       could adversely affect its net asset value, yield and total return, are:

                         .  Foreign Investment Risk    .  Growth Securities Risk     .  Concentration Risk
                         .  Currency Risk              .  Smaller Companies Risk     .  Leveraging Risk
                         .  Market Risk                .  Liquidity Risk             .  Credit Risk
                         .  Issuer Risk                .  Derivatives Risk           .  Management Risk
                         .  Value Securities Risk

                       Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance            The top of the next page shows summary performance
Information            information for the Fund in a bar chart and an Average
                       Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
                       Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average
                       Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. The
                       Fund had different sub-advisers during the periods prior to November 15, 1994, and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
                       Past performance is no guarantee of future results.

13   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

            [CHART APPEARS HERE]                       More Recent Return
                                                       Information
            1989            28.51%                     -------------------------
            1990           -15.50%                     1/1/99-9/30/99      4.46%
            1991            19.92%
            1992            -5.84%                     Highest and Lowest
            1993            33.47%                     Quarter Returns
            1994            -8.16%                     (for periods shown
            1995             5.79%                     in the bar chart)
            1996             5.76%                     -------------------------
            1997             1.85%                     Highest (10/1/98-
            1998             8.27%                     12/31/98)          16.44%
                                                       -------------------------
                                                       Lowest (7/1/98-
                                                       9/30/98)          -22.16%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/98)

                                                               Fund Inception
                                       1 Year 5 Years 10 Years (8/25/86)(/3/)
            -----------------------------------------------------------------
            Class A                     3.30% 2.18%   6.58%    6.74%
            -----------------------------------------------------------------
            Class B                     3.39% 2.22%   6.38%    6.42%
            -----------------------------------------------------------------
            Class C                     7.30% 2.53%   6.37%    6.41%
            -----------------------------------------------------------------
            MSCI EAFE Index            20.33% 9.50%   5.85%    9.09%
            -----------------------------------------------------------------
            Lipper International Fund
             Average(/2/)              12.99% 7.81%   9.15%    9.77%
            -----------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                     Total Annual
                         Advisory and/or Service     Other         Fund Operating
            Share Class  Fees     (12b-1) Fees (/1/) Expenses(/2/) Expenses
            ---------------------------------------------------------------------
            Class A      0.55%    0.25%              0.65%         1.45%
            ---------------------------------------------------------------------
            Class B      0.55     1.00               0.65          2.20
            ---------------------------------------------------------------------
            Class C      0.55     1.00               0.65          2.20
            ---------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.65% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Example: Assuming you redeem your shares at the
                         end of each period                               Example: Assuming you do not redeem your shares
            Share Class  Year 1      Year 3      Year 5      Year 10      Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------------------------------------------------
            Class A      $689        $983        $1,299      $2,190       $689        $983        $1,299      $2,190
            -------------------------------------------------------------------------------------------------------------
            Class B       723         988         1,380      2,249         223         688         1,180       2,249
            -------------------------------------------------------------------------------------------------------------
            Class C       323         688         1,180      2,534         223         688         1,180       2,534
            -------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Mid-Cap Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Medium                 Capitalization Range
and           Seeks growth of      capitalization         More than $500
Strategies    capital              common stocks          million
                                                          (excluding the
                                                          largest 200
                                                          companies)

              Fund Category        Approximate Number
              Blend Stocks         of Holdings
                                   60-100                 Dividend Frequency
                                                          At least annually


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Credit Risk
             . Issuer Risk           . Smaller Company Risk    . Management Risk
             . Value Securities Risk . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

15  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [CHART APPEARS HERE]

            1992       8.75%
            1993      15.32%                                More Recent Return
            1994      -2.75%                                Information
            1995      36.76%                                --------------------
            1996      22.87%                                1/1/99-9/30/99
            1997      33.62%                                -8.45%
            1998       7.46%
                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     17.57%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -14.50%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                       Fund Inception
                                                    1 Year   5 Years   (8/26/91)(/3/)
            -------------------------------------------------------------------------
            Class A                                 1.55%    17.27%    16.85%
            -------------------------------------------------------------------------
            Class B                                 1.66%    17.52%    16.89%
            -------------------------------------------------------------------------
            Class C                                 5.66%    17.73%    16.89%
            -------------------------------------------------------------------------
            Russell Mid-Cap Index(/1/)              10.09%   17.34%    17.18%
            -------------------------------------------------------------------------
            Lipper Mid-Cap Fund Average(/2/)        12.39%   14.86%    14.76%
            -------------------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                        Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                        on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
            -------------------------------------------------------------------------------------------------------------
            Class A     5.50%                                             1%(/1/)
            -------------------------------------------------------------------------------------------------------------
            Class B     None                                              5%(/2/)
            -------------------------------------------------------------------------------------------------------------
            Class C     None                                              1%(/3/)
            -------------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                         Total Annual
                      Advisory and/or Service       Other           Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/)   Expenses
            ----------------------------------------------------------------------
            Class A      0.45%    0.25%             0.40%           1.10%
            ----------------------------------------------------------------------
            Class B      0.45     1.00              0.40            1.85
            ----------------------------------------------------------------------
            Class C      0.45     1.00              0.40            1.85
            ----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
                 Share Class  Year 1           Year 3           Year 5           Year 10   Year 1  Year 3  Year 5  Year 10
                 ----------------------------------------------------------------------------------------------------------
                 Class A      $656             $880             $1,123           $1,816    $656    $880    $1,123  $1,816
                 ----------------------------------------------------------------------------------------------------------
                 Class B       688              882              1,201            1,876    188      582     1,001   1,876
                 ----------------------------------------------------------------------------------------------------------
                 Class C       288              582              1,001            2,169    188      582     1,001   2,169
                 ----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Opportunity Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund                Approximate
Investments   Objective             Focus               Capitalization Range
and           Seeks capital         Smaller             Between $100
Strategies    appreciation; no      capitalization      million and $2
              consideration         common stocks       billion
              is given to
              income


              Fund Category         Approximate Number  Dividend Frequency
              Growth Stocks         of Holdings         At least annually
                                    60-100


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Smaller Company Risk  . Currency Risk
              . Issuer Risk          . Liquidity Risk        . Credit Risk
              . Growth Securities    . Foreign Investment    . Management Risk
                Risk                   Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (12/17/90) and Class B shares (4/1/99), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

17  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

            [BAR CHART APPEARS HERE]

            1989            30.65%              More Recent Return Information
            1990            -7.34%              -------------------------------
            1991            68.08%              1/1/99-9/30/99           12.55%
            1992            28.46%
            1993            36.16%              Highest and Lowest
            1994            -4.74%              Quarter Returns
            1995            41.53%              (for periods shown
            1996            11.54%              in the bar chart)
            1997            -4.75%              -------------------------------
            1998             1.29%              Highest (1/1/91-3/31/91) 28.66%
                                                -------------------------------
                                                Lowest (7/1/98-9/30/98) -25.78%



                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                                     Fund Inception
                                                            1 Year  5 Years 10 Years (2/24/84)(/3/)
            ---------------------------------------------------------------------------------------
            Class A                                         -3.62%   7.30%  18.03%   16.79%
            ---------------------------------------------------------------------------------------
            Class B                                         -2.82%   7.51%  18.09%   16.82%
            ---------------------------------------------------------------------------------------
            Class C                                          0.47%   7.73%  17.84%   16.39%
            ---------------------------------------------------------------------------------------
            Russell 2000 Index(/1/)                         -2.55%  11.86%  12.92%   11.92%
            ---------------------------------------------------------------------------------------
            Lipper Capital Appreciation Fund Average(/2/)   20.49%  15.02%  14.08%   12.85%
            ---------------------------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                    Total Annual
                         Advisory  and/or Service    Other         Fund Operating
            Share Class  Fees      (12b-1) Fees(/1/) Expenses(/2/) Expenses
            ---------------------------------------------------------------------
            Class A      0.65%     0.25%             0.40%         1.30%
            ---------------------------------------------------------------------
            Class B      0.65      1.00              0.40          2.05
            ---------------------------------------------------------------------
            Class C      0.65      1.00              0.40          2.05
            ---------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $ 675            $ 939            $1,224           $2,032            $675   $939   $1,224 $2,032
            --------------------------------------------------------------------------------------------------------------
            Class B        708              943             1,303            2,091             208    643    1,103  2,091
            --------------------------------------------------------------------------------------------------------------
            Class C        308              643             1,103            2,379             208    643    1,103  2,379
            --------------------------------------------------------------------------------------------------------------

                                                                Prospectus    18

            PIMCO Precious Metals Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Approximate
Investments   Seeks capital          Common stocks        Capitalization Range
and           appreciation; no       of precious          Between $50 million
Strategies    consideration is       metals- related      and $7 billion
              given to income        companies

                                                          Dividend Frequency
              Fund Category          Approximate Number   At least annually
              Sector-Related Stocks  of Holdings
                                     50-60




            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in a global portfolio of common stocks of companies principally engaged in precious metals-related activities, including mining, processing, distribution and marketing of precious metals. A company is deemed to be "principally engaged" in precious metals-related activities if at the time of investment at least 50% of the company's assets, revenues or profits are derived from precious metals industries. The Fund may invest up to 100% of its assets in companies whose activities relate to a single precious metal, such as gold. Although the Fund reserves the right to do so at any time, it does not presently intend to invest more than 10% of its assets directly in precious metals (such as gold bullion). Because the Fund concentrates investments in precious metals-related companies, it is intended for aggressive investors and is not intended as a complete investment program.

              The Fund normally invests a substantial portion of its assets in foreign securities of developed and emerging markets issuers, including securities which trade primarily in currencies other than the U.S. dollar, and may concentrate investments in particular foreign countries or regions, such as Canada, South Africa or Australia.

              In making investment decisions for the Fund, the portfolio manager analyses economic factors (such as current and expected growth in the equity and fixed income markets, forecasts for interest rates and inflation, and stability in the currency markets) to identify precious metals and related industry groups that he believes will perform well under current and future economic conditions. The portfolio manager then selects individual stocks that appear to be undervalued relative to stocks of other companies in the same precious metals industry group. He also considers company fundamentals, such as strength and depth of management, financial stability, labor and production costs, access to inventory, and research and development capabilities (including those relating to exploration and mining activities). The portfolio manager sells a stock when its relative valuation becomes excessive or when the company's fundamentals appear to be deteriorating.

              The Fund may invest in equity securities other than common stocks, including preferred stocks and convertible securities. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies. The Fund may also hold a significant portion of its assets in cash and high-quality fixed income securities in order to satisfy anticipated liquidity requirements.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Concentration Risk    .Issuer Risk        .Leveraging Risk
              .Foreign Investment    .Value Securities   .Interest Rate Risk
               Risk                   Risk               .Credit Risk
              .Emerging Markets      .Growth Securities  .Management Risk
               Risk                   Risk
              .Currency Risk         .Smaller Company
              .Market Risk           .Risk
                                     .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (6/15/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Past performance is no guarantee of future results.

19  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

            [CHART APPEARS HERE]
                                                           More Recent Return
            1989       16.19%                              Information
            1990      -25.05%                              ------------------
            1991        5.35%                              1/1/99-9/30/99 3.25%
            1992       12.32%
            1993       89.46%                              Highest and
            1994       -9.66%                              Lowest Quarter
            1995       -4.19%                              Returns
            1996       -2.96%                              (for periods
            1997      -48.04%                              shown in the bar
            1998        8.72%                              chart)
                                                           ------------------
                                                           Highest (4/1/93-
                                                           6/30/93)    36.03%
                                                           ------------------
                                                           Lowest (10/1/97-
                                                           12/31/97)  -33.81%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                      1 Year  5 Years  10 Years  (10/10/88)(/3/)
        ------------------------------------------------------------------------
        Class A                      -12.50%  -17.02%    -5.64%   -6.01%
        -------------------------------------------------------------------
        Class B                      -13.00%  -17.10%    -5.61%   -5.98%
        -------------------------------------------------------------------
        Class C                       -9.61%  -16.81%    -5.88%   -6.26%
        -------------------------------------------------------------------
        Philadelphia Gold and Silver
        Index(/1/)                   -12.43%  -13.21%    -2.88%   -3.29%
        -------------------------------------------------------------------
        Lipper Gold Oriented Fund
        Average(/2/)                 -10.95%  -13.81%    -3.80%   -3.44%
        -------------------------------------------------------------------

            (1) The Philadelphia Gold and Silver Index is a widely recognized, unmanaged index of stocks of companies in the gold and silver mining industry. It is not possible to invest directly in the index.
            (2) The Lipper Gold Oriented Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in shares of gold mines, gold-oriented mining finance houses, gold coins or gold bullion. It does not take into account sales charges.
            (3) The Fund began operations on 10/10/88. Index comparisons begin on 9/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                    Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)
                    on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
         -------------------------------------------------------------------------------------------------------------
         Class A    5.50%                                              1%(/1/)
         -------------------------------------------------------------------------------------------------------------
         Class B    None                                               5%(/2/)
         -------------------------------------------------------------------------------------------------------------
         Class C    None                                               1%(/3/)
         -------------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.45%         1.30%
         -----------------------------------------------------------------
         Class B      0.60     1.00              0.45          2.05
         -----------------------------------------------------------------
         Class C      0.60     1.00              0.45          2.05
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.45% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
         --------------------------------------------------------------------------------------------------------------
         Class A      $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
         --------------------------------------------------------------------------------------------------------------
         Class B       708              943              1,303            2,091             208    643    1,103  2,091
         --------------------------------------------------------------------------------------------------------------
         Class C       308              643              1,103            2,379             208    643    1,103  2,379
         --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------
Principal     Investment               Fund Focus            Approximate
Investments   Objective                Undervalued           All capitalizations
and           Seeks long-term          stocks with
Strategies    growth of capital        improving
              and income               business
                                       fundamentals

                                                             Dividend Frequency
              Fund Category            Approximate Number    Quarterly
              Value Stocks             of Holdings
                                       50-80


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve.To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk            . Foreign Investment  . Credit Risk
              . Issuer Risk              Risk                . Management Risk
              . Value Securities Risk  . Currency Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

21  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

            [CHART APPEARS HERE]
                                               More Recent Return Information
                                               ---------------------------------
                                               1/1/99-9/30/99             -0.49%
            1989            11.17%
            1990           -15.46%             Highest and Lowest
            1991            33.24%             Quarter Returns
            1992             7.78%             (for periods shown
            1993            21.23%             in the bar chart)
            1994            -5.05%             ---------------------------------
            1995            27.61%             Highest (10/1/98-12/31/98) 18.37%
            1996            24.40%             ---------------------------------
            1997            34.90%             Lowest (7/1/98-9/30/98)   -16.77%
            1998            10.72%


                      Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (4/18/88)(/3/)
         -----------------------------------------------------------------
         Class A                    5.37%  17.17%  14.14%   13.80%
         -----------------------------------------------------------------
         Class B                    5.73%  17.39%  14.18%   13.84%
         -----------------------------------------------------------------
         Class C                    9.76%  17.62%  13.93%   13.54%
         -----------------------------------------------------------------
         S&P 500 Index(/1/)         28.58% 24.06%  19.21%   18.87%
         -----------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)              11.90% 16.50%  14.32%   14.23%
         -----------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.60%    0.25%             0.40%         1.25%
         --------------------------------------------------------------------
         Class B      0.60     1.00              0.40          2.00
         --------------------------------------------------------------------
         Class C      0.60     1.00              0.40          2.00
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
         --------------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
         --------------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
         --------------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
         --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Small-Cap Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Smaller                Capitalization Range
and           Seeks growth of      capitalization         More than $100
Strategies    capital              common stocks          million
                                                          (excluding the
                                                          largest 1,000
                                                          companies)

              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least
                                   60-100                 annually


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with smaller market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $100 million, but excluding the 1,000 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk            . Growth Securities   . Credit Risk
              . Issuer Risk              Risk                . Management Risk
              . Value Securities Risk  . Smaller Company
                                         Risk
                                       . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods listed. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

23  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [CHART APPEARS HERE]            More Recent Return Information
         1992            16.69%             -------------------------------
         1993            24.45%             1/1/99-9/30/99          -10.21%
         1994             0.54%
         1995            21.85%             Highest and Lowest
         1996            16.84%              Quarter Returns
         1997            26.72%             (for periods shown
         1998            -8.50%             in the bar chart)
                                            -------------------------------
                                            Highest (4/1/97-6/30/97) 18.48%
                                            -------------------------------
                                            Lowest (7/1/98-9/30/98) -24.84%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                             Fund Inception
                                             1 Year  5 Years (1/7/91)(/3/)
         ---------------------------------------------------------------
         Institutional Class                 -8.50%  10.66%  18.44%
         ---------------------------------------------------------------
         Class A                             -13.89% 8.98%   17.14%
         ---------------------------------------------------------------
         Class B                             -13.90% 9.23%   17.10%
         ---------------------------------------------------------------
         Class C                             -10.43% 9.40%   17.10%
         ---------------------------------------------------------------
         Russell 2000 index(/1/)             -2.55%  11.86%  17.37%
         ---------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)  -0.23%  13.12%  17.69%
         ---------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return
                performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 1/7/91. Index comparisons begin on 12/31/90.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
         ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         -----------------------------------------------------------------
         Class A      1.00%    0.25%             0.40%         1.65%
         -----------------------------------------------------------------
         Class B      1.00     1.00              0.40          2.40
         -----------------------------------------------------------------
         Class C      1.00     1.00              0.40          2.40
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
         -----------------------------------------------------------------------------------------------------------
         Class A      $709             $1,042           $1,398           $2,397            $709   $1,042 $1,398 $2,397
         -----------------------------------------------------------------------------------------------------------
         Class B       743              1,048            1,480            2,456             243      748  1,280  2,456
         -----------------------------------------------------------------------------------------------------------
         Class C       343                748            1,280            2,736             243      748  1,280  2,736
         -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Small-Cap Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus           Approximate
Investments   Objective            Undervalued          Capitalization Range
and           Seeks long-term      smaller              Between $50
Strategies    growth of            capitalization       million and$1.5
              capital and          common stocks        billion
              income

              Fund Category        Approximate          Dividend Frequency
              Value Stocks         Number of            At least annually
                                   Holdings
                                   100


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

             From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Smaller Company Risk  .Credit Risk
              .Issuer Risk            .Liquidity Risk        .Management Risk
              .Value Securities Risk



            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

25  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [CHART APPEARS HERE]                       More Recent Return
                                                       Information
            1992           18.27%                      -------------------------
            1993           13.39%                      1/1/99-9/30/99     -4.98%
            1994           -4.07%
            1995           24.98%                      Highest and Lowest
            1996           27.22%                      Quarter Returns
            1997           34.47%                      (for periods shown
            1998           -9.48%                      in the bar chart)
                                                       -------------------------
                                                       Highest (7/1/97-
                                                       9/30/97)           15.81%
                                                       -------------------------
                                                       Lowest (7/1/98-
                                                       9/30/98)          -18.71%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/98)

                                                                Fund Inception
                                                1 Year  5 Years (9/30/91)(/3/)
            ------------------------------------------------------------------
            Class A                             -14.46% 11.90%  13.44%
            ------------------------------------------------------------------
            Class B                             -14.50% 12.08%  13.51%
            ------------------------------------------------------------------
            Class C                             -11.06% 12.33%  13.48%
            ------------------------------------------------------------------
            Russell 2000 Index(/1/)             - 2.55% 11.86%  14.13%
            ------------------------------------------------------------------
            Lipper Small-Cap Fund Average(/2/)  - 0.23% 13.12%  14.69%
            ------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return
                performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 9/30/91. Index comparisons begin on 10/1/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class A, B or C shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options-- Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                         Advisory and/or Service    Other         Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            --------------------------------------------------------------------
            Class A      0.60%    0.25%             0.40%         1.25%
            --------------------------------------------------------------------
            Class B      0.60     1.00              0.40          2.00
            --------------------------------------------------------------------
            Class C      0.60     1.00              0.40          2.00
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            --------------------------------------------------------------------------------------------------------------
            Class B       703              927              1,278            2,038             203    627    1,078  2,038
            --------------------------------------------------------------------------------------------------------------
            Class C       303              627              1,078            2,327             203    627    1,078  2,327
            --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Target Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Medium                Capitalization Range
and           Seeks capital       capitalization        Between $1
Strategies    appreciation; no    common stocks         billion and $10
              consideration is                          billion
              given to income

                                  Approximate Number    Dividend Frequency
                                  of Holdings           At least
              Fund Category       40-60                 annually
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio managers believe that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Smaller Company Risk    .Currency Risk
              .Issuer Risk            .Liquidity Risk          .Credit Risk
              .Growth Securities Risk .Foreign Investment Risk .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

27  PIMCO Funds: Multi-Manager Series

           Calendar Year Total Returns -- Class A

           [CHART APPEARS HERE]                        More Recent Return
                                                       Information
           1993            24.52%                      -------------------------
           1994             3.09%                      1/1/99-9/30/99      8.62%
           1995            30.31%
           1996            15.68%                      Highest and Lowest
           1997            15.44%                      Quarter Returns  9
           1998            23.27%                      (for periods shown
                                                       in the bar chart)
                                                       -------------------------
                                                       Highest (10/1/98-
                                                       12/31/98)          21.18%
                                                       -------------------------
                                                       Lowest (7/1/98-
                                                       9/30/98)          -13.15%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/17/92)(/3/)
           ---------------------------------------------------------------------
           Class A                            17.32%   16.76%    18.27%
           ---------------------------------------------------------------------
           Class B                            18.27%   16.99%    18.48%
           ---------------------------------------------------------------------
           Class C                            22.27%   17.20%    18.48%
           ---------------------------------------------------------------------
           S&P Mid-Cap 400 Index(/1/)         19.12%   18.85%    18.02%
           ---------------------------------------------------------------------
           Lipper Mid-Cap Fund Average(/2/)   12.39%   14.86%    14.68%
           ---------------------------------------------------------------------

           (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
           (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
           (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

          Shareholder Fees (fees paid directly from your investment)

                    Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                    on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
           ---------------------------------------------------------------------------------------------------------
           Class A  5.50%                                            1%(/1/)
           ---------------------------------------------------------------------------------------------------------
           Class B  None                                             5%(/2/)
           ---------------------------------------------------------------------------------------------------------
           Class C  None                                             1%(/3/)
           ---------------------------------------------------------------------------------------------------------

           (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
           (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
           (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

           Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                    Total Annual
                        Advisory and/or Service    Other         Fund Operating
           Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
           --------------------------------------------------------------------
           Class A      0.55%    0.25%             0.40%         1.20%
           --------------------------------------------------------------------
           Class B      0.55     1.00              0.40          1.95
           --------------------------------------------------------------------
           Class C      0.55     1.00              0.40          1.95
           --------------------------------------------------------------------

           (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

           (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

           Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                             Example: Assuming you do not
                        Example: Assuming you redeem your shares at the end of each period   redeem your shares
           Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
           --------------------------------------------------------------------------------------------------------------
           Class A      $666             $910             $1,173           $1,925            $666   $910   $1,173 $1,925
           --------------------------------------------------------------------------------------------------------------
           Class B       698              912              1,252            1,984             198    612    1,052  1,984
           --------------------------------------------------------------------------------------------------------------
           Class C       298              612              1,052            2,275             198    612    1,052  2,275
           --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus           Approximate
Investments   Objective            A portion of the     Capitalization Range
and           Seeks maximum        common stocks        More than $5 billion
Strategies    after-tax growth     represented in
              of capital           the S&P 500 Index

                                                        Dividend Frequency
              Fund Category        Approximate Number   At least annually
              Enhanced Index       of Holdings
                                   More than 200



            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund sells stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


              .Market Risk            .Growth Securities Risk  .Currency Risk
              .Issuer Risk            .Leveraging Risk         .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in September 1998 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

29  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)





                         Maximum Sales Charge (Load) Imposed                 Maximum Contingent Deferred Sales Charge (Load)
                         on Purchases (as a percentage of offering price)    (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------------------
            Class A      5.50%                                               1%(/1/)
            ------------------------------------------------------------------------------------------------------------------
            Class B      None                                                5%(/2/)
            ------------------------------------------------------------------------------------------------------------------
            Class C      None                                                1%(/3/)
            ------------------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                         Distribution                           Total Annual
                            Advisory     and/or Service        Other            Fund Operating
            Share Class     Fees         (12b-1) Fees(/1/)     Expenses(/2/)    Expenses
            ----------------------------------------------------------------------------------
            Class A         0.45%        0.25%                 0.40%            1.10%
            ----------------------------------------------------------------------------------
            Class B         0.45         1.00                  0.40             1.85
            ----------------------------------------------------------------------------------
            Class C         0.45         1.00                  0.40             1.85
            ----------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not redeem
                         Example: Assuming you redeem your shares at the end of each period   your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1    Year 3    Year 5    Year 10
            -----------------------------------------------------------------------------------------------------------------------
            Class A      $656             $880             $1,123           $1,816            $656      $880      $1,123    $1,816
            -----------------------------------------------------------------------------------------------------------------------
            Class B       688              882              1,201            1,876             188       582       1,001     1,876
            -----------------------------------------------------------------------------------------------------------------------
            Class C       288              582              1,001            2,169             188       582       1,001     2,169
            -----------------------------------------------------------------------------------------------------------------------

                                                                  Prospectus  30

            PIMCO Value Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus            Approximate
Investments   Objective             Undervalued           Capitalization Range
and           Seeks long-term       larger                More than $2 billion
Strategies    growth of             capitalization
              capital and           common stocks
              income

                                                          Dividend Frequency
              Fund Category         Approximate Number    Quarterly
              Value Stocks          of Holdings
                                    40




            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk                   .Credit Risk
              .Issuer Risk                   .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [CHART APPEARS HERE]                       More Recent Return
                                                       Information
            1992          12.70%                       -------------------------
            1993          15.94%                       1/1/99-9/30/99      4.80%
            1994          -4.46%
            1995          38.37%                       Highest and Lowest
            1996          19.87%                       Quarter Returns
            1997          25.71%                       (for periods shown
            1998           9.76%                       in the bar chart)
                                                       -------------------------
                                                       Highest (10/1/98-
                                                       12/31/98)          17.10%
                                                       -------------------------
                                                       Lowest (7/1/98-
                                                       9/30/98)          -13.27%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/98)

                                                                       Fund Inception
                                                        1 Year 5 Years (12/30/91)(/3/)
            --------------------------------------------------------------------------
            Class A                                      3.72% 15.62%  15.35%
            --------------------------------------------------------------------------
            Class B                                      4.14% 15.86%  15.43%
            --------------------------------------------------------------------------
            Class C                                      8.06% 16.08%  15.43%
            --------------------------------------------------------------------------
            S&P 500 Index(/1/)                          28.58% 24.06%  19.51%
            --------------------------------------------------------------------------
            Lipper Growth and Income Fund Average(/2/)  15.80% 18.42%  15.94%
            --------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                         Advisory and/or Service    Other         Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            --------------------------------------------------------------------
            Class A      0.45%    0.25%             0.40%         1.10%
            --------------------------------------------------------------------
            Class B      0.45     1.00              0.40          1.85
            --------------------------------------------------------------------
            Class C      0.45     1.00              0.40          1.85
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            --------------------------------------------------------------------------------------------------------------
            Class B       688              882              1,201            1,876             188    582    1,001  1,876
            --------------------------------------------------------------------------------------------------------------
            Class C       288              582              1,001            2,169             188    582    1,001  2,169
            --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Value 25 Fund

--------------------------------------------------------------------------------
Principal      Investment         Fund Focus             Approximate
Investments    Objective          Undervalued            Capitalization
Strategies     Seeks long-term    medium                 Range
               growth of          capitalization         Between $1
               capital and        common stocks          billion and $5
               income                                    billion

               Fund Category      Approximate Number     Dividend Frequency
               Value Stocks       of Holdings            At least annually
                                  25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $1 billion and $5 billion at the time of investment and below average P/E ratios relative to their respective industry groups. The Fund normally invests in approximately 25 common stocks. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of approximately
            600 stocks of companies within the Fund's capitalization range. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. The portfolio managers then select approximately 25 stocks, each representing a different industry group. Each stock has close to equal weighting in the portfolio. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

               .Market Risk       .Smaller Company Risk  .Credit Risk
               .Issuer Risk       .Concentration Risk    .Management Risk
               .Value Securities  .Liquidity Risk
                Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in July 1998 and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

33 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  5.50%                                            1%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                         Advisory and/or Service    Other         Fund Operating
            Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            --------------------------------------------------------------------
            Class A      0.50%    0.25%             0.40%         1.15%
            --------------------------------------------------------------------
            Class B      0.50     1.00              0.40          1.90
            --------------------------------------------------------------------
            Class C      0.50     1.00              0.40          1.90
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                              Example: Assuming you do not
                         Example: Assuming you redeem your shares at the end of each period   redeem your shares
            Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------------
            Class A      $661             $895             $1,148           $1,871            $661   $895   $1,148 $1,871
            --------------------------------------------------------------------------------------------------------------
            Class B       693              897              1,226            1,930             193    597    1,026  1,930
            --------------------------------------------------------------------------------------------------------------
            Class C       293              597              1,026            2,222             193    597    1,026  2,222
            --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus 34

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Mid-Cap
            Growth, Renaissance, Small-Cap Growth, Small-Cap Value, Value and
            Value 25 Funds place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Capital Appreciation, Growth, Innovation,
            Mid-Cap Growth, Opportunity, Small-Cap Growth and Target Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Opportunity, Small-Cap Growth and Small-Cap Value Funds generally have substantial exposure to this risk. The Mid-Cap
            Growth, Target and Value 25 Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

35 PIMCO Funds: Multi-Manager Series

Derivatives    All Funds except the Capital Appreciation, Equity Income, Mid-Cap
Risk           Growth, Small-Cap Growth, Small-Cap Value, Value and Value 25
               Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign        A Fund that invests in foreign securities, and particularly the
Investment     International and Precious Metals Funds, may experience more
Risk           rapid and extreme changes in value than Funds that invest
               exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
               Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
               Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the International
               Fund or Precious Metals Fund, invests a significant portion of its assets in a concentrated geographic area like Eastern Europe, South Africa, or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
               Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging       Foreign investment risk may be particularly high to the extent
Markets        that a Fund invests in emerging market securities of issuers
Risk           based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The International and Precious Metals Funds may invest significant portions of their assets in emerging market securities.

Currency       Funds that invest directly in foreign currencies or in securities
Risk           that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The International and Precious Metals
               Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Concentration  Concentration of investments in a small number of issuers,
Risk industries or foreign currencies increases risk. Funds such as the Value 25 Fund that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified Fund might be. Some of those issuers also may present substantial credit or other risks. The International and Precious Metals Funds may be subject to this risk to the extent that they concentrate their assets in securities denominated in a particular foreign currency or in a concentrated geographic area outside the U.S. Similarly, the Precious Metals Fund is vulnerable to events adversely affecting the precious metals industries because it concentrates its assets in those industries. Based on historical

                                                                   Prospectus 36
            experience, the prices of precious metals and of securities of companies engaged in precious metals-related activities may be subject to extreme fluctuations, reflecting wider economic or political instability or for other reasons. Also, the Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies.

Leveraging  Certain Funds may engage in transactions or purchase instruments
Risk that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment  PIMCO Advisors serves as the investment adviser and the
Adviser     administrator (serving in its capacity as administrator, the
and         "Administrator") for the Funds. Subject to the supervision of the
Adminis-    Board of Trustees, PIMCO Advisors is responsible for managing,
trator      either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Growth, Innovation, Opportunity, Renaissance and Target Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or Fees
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate Sub-
            Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

37 PIMCO Funds: Multi-Manager Series

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


            Fund                                          Advisory Fees
            ----------------------------------------------------------------
            Capital Appreciation, Equity Income, Mid-Cap
             Growth and Value Funds                           0.45%
            Growth Fund                                       0.50%
            International and Target Funds                    0.55%
            Precious Metals, Renaissance and Small-Cap
             Value Funds                                      0.60%
            Innovation and Opportunity Funds                  0.65%
            Small-Cap Growth Fund                             1.00%

             The Tax-Efficient Equity and Value 25 Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rates payable by these Funds are as follows (stated as a percentage of the average daily net assets of each Fund taken separately): Tax-Efficient Equity--0.45%; Value 25--0.50%.

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of each Fund pay an administrative fee to
            PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO
            Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended June 30, 1999, Class A, B and C
            shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):


            Fund                  Administrative Fees*
            -------------------------------------------
            Precious Metals Fund          0.45%
            International Fund            0.65%
            All Other Funds**             0.40%

            * The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
            ** The Tax-Efficient Equity and Value 25 Funds were not
               operational during the entire fiscal year ended June 30, 1999. Class A, B and C shareholders of these Funds pay administrative fees at the annual rate of 0.40% based on average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

            Sub-Adviser*                         Funds
            -------------------------------------------------------------------
            PIMCO Equity Advisors division of    Growth, Innovation,
            PIMCO Advisors ("PIMCO Equity        Opportunity, Renaissance
            Advisors")                           and Target
            1345 Avenue of the Americas, 50th
            Floor
            New York, NY 10105
            -------------------------------------------------------------------
            Cadence Capital Management           Capital Appreciation, Mid-Cap
            ("Cadence")                          Growth and Small-Cap
            Exchange Place, 53 State Street      Growth
            Boston, MA 02109
            --------------------------------------------------------------------
            NFJ Investment Group ("NFJ")         Equity Income, Small-Cap Value,
            2121 San Jacinto, Suite 1840         Value and Value 25
            Dallas, TX 75201
            --------------------------------------------------------------------
            Parametric Portfolio Associates       Tax-Efficient Equity
            ("Parametric")
            7310 Columbia Center, 701 Fifth
            Avenue
            Seattle, WA 98104
            --------------------------------------------------------------------
            Blairlogie Capital Management         International
            ("Blairlogie")
            4th Floor, 125 Princes Street
            Edinburgh EH2 4AD, Scotland
            --------------------------------------------------------------------
            Van Eck Associates Corporation ("Van  Precious Metals
            Eck")
            99 Park Avenue
            New York, NY 10001

            * PIMCO Equity Advisors is a division of PIMCO Advisors. With the exception of Blairlogie and Van Eck, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

                                                                   Prospectus 38

             The following provides additional information about each Sub-
            Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO       A division of PIMCO Advisors, PIMCO Equity Advisors provides
Equity      equity-related advisory services to mutual funds and institutional
Advisors    accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

             The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth, Innovation, Opportunity and Target Funds prior to March 6, 1999 and for the Renaissance Fund prior to May 7, 1999.


            Fund        Portfolio Managers  Since Recent Professional Experience
            -------------------------------------------------------------------------
            Growth      Kenneth W. Corba    1999  Managing Director and Chief
                                                  Investment Officer of PIMCO Equity
                                                  Advisors and a Member of the
                                                  Management Board of PIMCO Advisors.
                                                  Prior to joining PIMCO Advisors, he
                                                  was with Eagle Asset Management
                                                  from 1995 to 1998, serving in
                                                  various capacities including as
                                                  Chief Investment Officer and
                                                  Portfolio Manager. He was with
                                                  Stein Roe and Farnham Inc. from
                                                  1984 to 1995, serving in various
                                                  capacities including as Director of
                                                  the Capital Management Group,
                                                  Senior Vice President and Portfolio
                                                  Manager.

            Innovation  Dennis P. McKechnie 1998  Portfolio Manager of PIMCO Equity
                                                  Advisors. Prior to joining PIMCO
                                                  Advisors, he was with Columbus
                                                  Circle Investors from 1991 to 1999,
                                                  where he managed equity accounts
                                                  and served in various capacities
                                                  including as Portfolio Manager for
                                                  the Innovation Fund.

            Opportunity Michael F. Gaffney  1999  Managing Director of PIMCO Equity
                                                  Advisors, where he manages the
                                                  Opportunity Fund and other small-
                                                  cap products. Prior to joining
                                                  PIMCO Advisors, he was with
                                                  Alliance Capital Management L.P.
                                                  from 1993 to 1999, serving in
                                                  various capacities including as
                                                  Senior Vice President and Portfolio
                                                  Manager.

            Renaissance John K. Schneider   1999  Senior Portfolio Manager of PIMCO
                                                  Equity Advisors. Prior to joining
                                                  PIMCO Advisors, he was a partner
                                                  and Portfolio Manager of Schneider
                                                  Capital Management from 1996 to
                                                  1999, where he managed equity
                                                  accounts for various institutional
                                                  clients. Prior to that he was a
                                                  member of the Equity Policy
                                                  Committee and Director of Research
                                                  at Newbold's Asset Management from
                                                  1991 to 1996.

            Target      Mr. Corba           1999  See above.

                        Jeff Parker         1999  Assistant Portfolio Manager and
                                                  Research Analyst for PIMCO Equity
                                                  Advisors. Prior to joining PIMCO
                                                  Equity Advisors, he managed equity
                                                  accounts as an Assistant Portfolio
                                                  Manager at Eagle Asset Management
                                                  from 1996 to 1998. He was a Senior
                                                  Consultant with Andersen
                                                  Consulting, specializing in
                                                  healthcare and technology, from
                                                  1991 to 1994.

Cadence An affiliated subpartnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 1999 of approximately $6.5 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                                     Recent Professional
            Fund                 Portfolio Managers Since            Experience
            ---------------------------------------------------------------------------------
            Capital Appreciation David B. Breed     1991 (Inception) Managing Director, Chief
                                                                     Executive Officer, Chief
                                                                     Investment Officer and
                                                                     founding partner of
                                                                     Cadence. Member of the
                                                                     Management Board of
                                                                     PIMCO Advisors. He is a
                                                                     research generalist and
                                                                     has lead the team of
                                                                     portfolio managers and
                                                                     analysts since 1988.
                                                                     Mr. Breed has managed
                                                                     separate equity accounts
                                                                     for many institutional
                                                                     clients and has lead the
                                                                     team that manages the
                                                                     PIMCO Funds sub-advised
                                                                     by Cadence since those
                                                                     Funds' inception dates.

                                 William B. Bannick 1992             Managing Director and
                                                                     Executive Vice President
                                                                     at Cadence. Mr. Bannick
                                                                     is a research generalist
                                                                     and Senior Portfolio
                                                                     Manager for the Cadence
                                                                     team. He has managed
                                                                     separately managed
                                                                     equity accounts for
                                                                     various Cadence
                                                                     institutional clients
                                                                     and has been a member of
                                                                     the team that manages
                                                                     the PIMCO Funds sub-
                                                                     advised by Cadence since
                                                                     joining Cadence in 1992.


39 PIMCO Funds: Multi-Manager Series


            Fund                Portfolio Managers           Since                Recent Professional Experience (cont.)
            -----------------------------------------------------------------------------------------------------------------------
                                Katherine A. Burdon          1993                 Managing Director and Senior Portfolio Manager
                                                                                  at Cadence. Ms. Burdon is a research generalist
                                                                                  and has managed separately managed equity
                                                                                  accounts for various Cadence institutional
                                                                                  clients and has been a member of the team that
                                                                                  manages the PIMCO Funds sub-advised by Cadence
                                                                                  since joining Cadence in 1993.

                                Peter B. McManus             1994                 Director, Account Management at Cadence. He has
                                                                                  been a member of the investment team at Cadence
                                                                                  and handles client relationships of separately
                                                                                  managed accounts, and has been a member of the
                                                                                  team that manages the PIMCO Funds sub-advised by
                                                                                  Cadence since joining Cadence in 1994.
                                                                                  Previously, he served as a Vice President of Bank
                                                                                  of Boston from 1991 to 1994.

            Mid-Cap Growth      Messrs. Breed, Bannick and   Same as Capital      See above.
                                McManus and Ms. Burdon       Appreciation Fund

            Small-Cap Growth    Messrs. Breed, Bannick and   Same as Capital      See above.
                                McManus and Ms. Burdon       Appreciation Fund

NFJ An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 1999 of approximately $2.2 billion.

             The following individuals at NFJ share primary responsibility for the noted Funds.

            Fund                Portfolio Managers           Since                Recent Professional Experience
            -----------------------------------------------------------------------------------------------------------------------
            Equity Income       Chris Najork                 1991 (Inception)     Managing Director and founding partner of NFJ.
                                                                                  He has 30 years" experience encompassing equity
                                                                                  research and portfolio management. Prior to the
                                                                                  formation of NFJ in 1989, he was a Senior Vice
                                                                                  President, Senior Portfolio Manager and analyst
                                                                                  at NationsBank, which he joined in 1974.

                                Benjamin J. Fischer          1991 (Inception)     Managing Director and founding partner of NFJ. He
                                                                                  has 32 years' experience in portfolio management,
                                                                                  investment analysis and research. Prior to the
                                                                                  formation of NFJ in 1989, he was Chief Investment
                                                                                  Officer (institutional and fixed income), Senior
                                                                                  Vice President and Senior Portfolio Manager at
                                                                                  NationsBank, which he joined in 1971. Prior to
                                                                                  joining NationsBank, Mr. Fischer was a securities
                                                                                  analyst at Chase Manhattan Bank and Clark, Dodge.

            Small-Cap Value     Messrs. Najork and Fischer   1991 (Inception)     See above.

                                Paul A. Magnuson             1995                 Principal at NFJ. He is a Portfolio Manager and
                                                                                  Senior Research Analyst with 14 years'
                                                                                  experience in equity analysis and portfolio
                                                                                  management. Prior to joining NFJ in 1992, he was
                                                                                  an Assistant Vice President at NationsBank, which
                                                                                  he joined in 1985. Within the Trust Investment
                                                                                  Quantitative Services Division of NationsBank, he
                                                                                  was responsible for equity analytics and
                                                                                  structured fund management.

            Value 25            Messrs. Najork and Fischer   1998 (Inception)     See above.

                                E. Clifton Hoover, Jr.       1998 (Inception)     Principal at NFJ. He is a Portfolio Manager with
                                                                                  13 years' experience in financial analysis and
                                                                                  portfolio management. Prior to joining NFJ in
                                                                                  1997, he was associated with Credit Lyonnais
                                                                                  from 1991 to 1997, where he served as a Vice
                                                                                  President and was responsible for the financial
                                                                                  analysis and portfolio management of a
                                                                                  diversified portfolio. He began his career as a
                                                                                  financial analyst with NationsBank in 1985.

            Value               Messrs. Najork and Fischer   1991 (Inception)     See above.

                                Mr. Magnuson                 1995                 See above.

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 1999 of approximately $3.9 billion.

                                                                   Prospectus 40

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.

            Fund             Portfolio Managers  Since             Recent Professional Experience
            -----------------------------------------------------------------------------------------------------------------------
            Tax-Efficient    David Stein         1998 (Inception)  Managing Director of Parametric. He also serves as a Senior
              Equity                                               Portfolio Manager of PIMCO Equity Advisors. He has been with
                                                                   Parametric since 1996 where he leads the investment, research and product development activities. Previously, he served in
                                                                   Investment Research at GTE Corporation from 1995 to 1996, in
                                                                   Equity Research at Vanguard Group from 1994 to 1995 and in
                                                                   Investment Research at IBM Corporation from 1977 to 1994.

                             Tom Seto            1998 (Inception)  Vice President and Portfolio Manager of Parametric. Since
                                                                   joining Parametric in 1998, he has been responsible for
                                                                   management of Parametric's active U.S. equity strategies and has managed structured equity portfolios. Previously, he was with Barclays Global Investors from 1991 to 1998, serving in various capacities including as head of U.S. Equity Index
                                                                   Investments and Portfolio Manager.

Blairlogie  Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser the Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of September 30, 1999 of approximately $903 million.

             Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors. Blairlogie was formerly an affiliated sub-partnership of PIMCO Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

             The following individual at Blairlogie has primary responsibility for the International Fund.

            Fund             Portfolio Manager   Since             Recent Professional Experience
            -----------------------------------------------------------------------------------------------------------------------
            International    James Smith         1994              Chief Investment Officer of Blairlogie since 1992, responsible for setting investment policy, asset allocation, managing the investment team and stock selection in Latin America.

Van Eck Van Eck provides advisory services to mutual funds and institutional accounts. Van Eck commenced operations in 1955. Accounts managed by Van Eck had combined assets as of September 30, 1999 of approximately $1.2 billion. Van Eck is an independent management firm and is not an affiliate of PIMCO Advisors.

             The following individual at Van Eck has primary responsibility for the Precious Metals Fund.

            Fund             Portfolio Manager   Since             Recent Professional Experience
            -----------------------------------------------------------------------------------------------------------------------
            Precious Metals  Henry J. Bingham    1988 (Inception)  Executive Managing Director of Van Eck. He is a Portfolio
                                                                   Manager for several private/institutional gold-oriented accounts managed by Van Eck. Mr. Bingham has over thirty years'
                                                                   experience in investment analysis and management and has been with Van Eck Global since 1984.


Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

41 PIMCO Funds: Multi-Manager Series

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     . You pay an initial sales charge of up to 5.50% when you buy
Shares Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or
              Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     . You do not pay an initial sales charge when you buy Class B
Shares shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     . You do not pay an initial sales charge when you buy Class C
Shares shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares.
              Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

                                                                   Prospectus 42

            All Funds
            ---------
                                 Initial Sales Charge      Initial Sales Charge
            Amount of               as % of Net               as % of Public
            Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
            $0-$49,999              5.82%                     5.50%
            -------------------------------------------------------------------
            $50,000-$99,999         4.71%                     4.50%
            -------------------------------------------------------------------
            $100,000-$249,999       3.63%                     3.50%
            -------------------------------------------------------------------
            $250,000-$499,999       2.56%                     2.50%
            -------------------------------------------------------------------
            $500,000-$999,999       2.04%                     2.00%
            -------------------------------------------------------------------
            $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B     Years Since Purchase    Percentage Contingent
Shares      Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
            First                   5
            -------------------------------------------------------------------
            Second                  4
            -------------------------------------------------------------------
            Third                   3
            -------------------------------------------------------------------
            Fourth                  3
            -------------------------------------------------------------------
            Fifth                   2
            -------------------------------------------------------------------
            Sixth                   1
            -------------------------------------------------------------------
            Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C     Years Since Purchase    Percentage Contingent
Shares      Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
            First                   1
            -------------------------------------------------------------------
            Thereafter              0
            -------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

            For instance, the following example illustrates the operation of the Class B CDSC:

            . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

43  PIMCO Funds: Multi-Manager Series

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distri      The Funds pay fees to the Distributor on an ongoing basis as
bution      compensation for the services the Distributor renders and the
and         expenses it bears in connection with the sale and distribution of
Servicing   Fund shares ("distribution fees") and/or in connection with
(12b-1)     personal services rendered to Fund shareholders and the
Plans       maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                         Servicing                                Distribution
            All Funds                    Fee                                      Fee
            ----------------------------------------------------------------------------------
            Class A                      0.25%                                    None
            ----------------------------------------------------------------------------------
            Class B                      0.25%                                    0.75%
            ----------------------------------------------------------------------------------
            Class C                      0.25%                                    0.75%
            ----------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the International and Precious Metals Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

                                                                   Prospectus 44

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or the relevant Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about the Trust's purchase, sale and
Funds       exchange arrangements for Fund shares is provided in the PIMCO
Share-      Funds Shareholders' Guide, which is included in the Statement of
holders'    Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            . Automated telephone and wire transfer procedures
            . Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Fund account to your bank account
            . Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

             . Through your broker, dealer or other financial intermediary.
               Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

45  PIMCO Funds: Multi-Manager Series

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

                                                                   Prospectus 46

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

47  PIMCO Funds: Multi-Manager Series

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certifi-    If you are redeeming shares for which certificates have been
cated       issued, the certificates must be mailed to or deposited with the
Shares      Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
            Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
            Prospectus.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower

                                                                  Prospectus 48
             than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

            Fund                             At Least Annually     Quarterly
            -------------------------------------------------------------
            Equity Income, Renaissance and                            .
            Value Funds
            -------------------------------------------------------------
            All other Funds                        .
            -------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

             . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

             . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

            Tax Consequences

             . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will

49  PIMCO Funds: Multi-Manager Series
            be taxed as capital gains (i.e., on investments owned for more than 12 months). Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

             . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the International and Precious Metals Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap Growth, Small-Cap Growth and
            Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal circumstances, the Equity Income, Small-Cap Value,
            Value and Value 25 Funds each intend to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Growth, Innovation, International, Opportunity, Precious Metals, Renaissance and Target Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

                                                                   Prospectus 50

Companies   Each of the Funds may invest in securities of companies with
With        market capitalizations that are small compared to other publicly
Smaller     traded companies. The Opportunity, Small-Cap Growth and Small-Cap
Market      Value Funds invest primarily in smaller companies and are
Capitali-   especially sensitive to the risks described below. The Mid-Cap
zations     Growth, Target and Value 25 Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Foreign     The International Fund normally invests principally in securities
Securities  of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Precious
            Metals Fund also normally invests a substantial portion of its assets (up to 100%) in foreign securities and the Growth, Innovation, Opportunity, Renaissance and Target Funds may invest up to 15% of their respective assets in foreign securities.

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Growth, Innovation, International, Opportunity, Precious Metals, Renaissance and Target Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

51  PIMCO Funds: Multi-Manager Series

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies. The
            International and Precious Metals Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The International and Precious Metals Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The International and Precious Metals Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Growth, Innovation,
            International, Opportunity, Precious Metals, Renaissance and Target Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the International and Precious Metals Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A

                                                                   Prospectus 52

            Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The International Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The International Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Advisors or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Derivatives Each Fund (except the Capital Appreciation, Equity Income, Mid-Cap
            Growth, Small-Cap Growth, Small-Cap Value, Value and Value 25 Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Growth, Innovation, International, Opportunity, Precious Metals, Renaissance, Target and Tax-Efficient Equity Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Precious Metals Fund may also purchase and write options on commodities indexes. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Precious Metals Fund may use futures contracts and related options on precious metals (such as gold). The Tax-Efficient Equity Fund may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

53  PIMCO Funds: Multi-Manager Series

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Precious    The Precious Metals Fund concentrates its investments in the
Metals      securities of companies in precious metals industries. Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. The values of companies engaged in precious metals-related activities whose securities are principally traded on foreign securities exchanges may also be affected by changes in the exchange rate between the relevant foreign currency and the U.S. dollar. Based on historical experience, the prices of precious metals and of securities of companies engaged in precious metals-related activities may be subject to extreme fluctuations, reflecting wider economic or political instability or for other reasons.

                                                                   Prospectus 54

Equity-     The International Fund may invest up to 5% of its assets in
Linked      equity-linked securities. Equity-linked securities are privately
Securities  issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security.
            Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Transac-    settlement date. This risk is in addition to the risk that the
tions       Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Portfolio   With the exception of the Tax-Efficient Equity Fund, the length of
Turnover    time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly

55  PIMCO Funds: Multi-Manager Series
            during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  The International Fund may invest up to 10% of its assets in
in Other    securities of other investment companies, such as closed-end
Investment  management investment companies, or in pooled accounts or other
Companies   investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Year 2000   Many of the services provided to the Funds depend on the smooth
Readiness   functioning of computer systems. Many systems in use today cannot
Disclosure  distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO Advisors and its subsidiaries have surveyed the Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.
            Accordingly, PIMCO Advisors and the Sub-Advisers reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

Changes     The investment objective of each of the Growth, Innovation,
in          International, Opportunity, Precious Metals, Renaissance, Target,
Investment Tax-Efficient Equity and Value 25 Funds described in this Objectives Prospectus may be changed by the Board of Trustees without
and         shareholder approval. The investment objective of each other Fund
Policies    is fundamental and may not be changed without shareholder
            approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 56

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

             The information provided for each of the Growth, Innovation,
            International, Opportunity, Precious Metals, Renaissance and Target Funds reflects the operational history of a corresponding series of PIMCO Advisors Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Advisors Funds previously in effect which differ from the current fee arrangements of the Trust. The Small-Cap Growth Fund did not offer Class A, B or C shares during the periods shown.

                                                 Net Realized/                  Dividends  Dividends in  Distributions
 Year or          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
 Period           Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
 Ended            of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Capital Appreci-
 ation Fund
 Class A
    06/30/99           $26.01        $ 0.06 (a)       $2.33 (a)       $2.39       $(0.10)       $0.00          $(1.65)
    06/30/98            21.16          0.07 (a)        6.55 (a)        6.62        (0.09)        0.00           (1.68)
    01/20/97-
    06/30/97            19.31          0.09            1.76            1.85         0.00         0.00            0.00
 Class B
    06/30/99            25.75         (0.13)(a)        2.32 (a)        2.19         0.00         0.00           (1.65)
    06/30/98            21.10         (0.11)(a)        6.51 (a)        6.40        (0.07)        0.00           (1.68)
    01/20/97-
    06/30/97            19.31          0.01            1.78            1.79         0.00         0.00            0.00
 Class C
    06/30/99            25.78         (0.13)(a)        2.31 (a)        2.18         0.00         0.00           (1.65)
    06/30/98            21.10         (0.12)(a)        6.53 (a)        6.41        (0.05)        0.00           (1.68)
    01/20/97-
    06/30/97            19.31          0.02            1.77            1.79         0.00         0.00            0.00

Equity Income
 Fund
 Class A
    06/30/99           $16.04        $ 0.39 (a)       $1.29 (a)       $1.68       $(0.38)       $0.00          $(1.76)
    06/30/98            15.39          0.39 (a)        2.73 (a)        3.12        (0.38)        0.00           (2.09)
    01/20/97-
    06/30/97            13.94          0.15            1.48            1.63        (0.18)        0.00            0.00
 Class B
    06/30/99            15.99          0.28 (a)        1.27 (a)        1.55        (0.28)        0.00           (1.76)
    06/30/98            15.37          0.26 (a)        2.73 (a)        2.99        (0.28)        0.00           (2.09)
    01/20/97-
    06/30/97            13.94          0.11            1.48            1.59        (0.16)        0.00            0.00
 Class C
    06/30/99            16.01          0.27 (a)        1.27 (a)        1.54        (0.27)        0.00           (1.76)
    06/30/98            15.37          0.26 (a)        2.74 (a)        3.00        (0.27)        0.00           (2.09)
    01/20/97-
    06/30/97            13.94          0.11            1.48            1.59        (0.16)        0.00            0.00

Growth Fund (i)
 Class A
    06/30/99           $32.62        $(0.14)(a)       $5.56 (a)       $5.42       $ 0.00        $0.00          $(3.92)
    06/30/98            27.03         (0.08)(a)        9.99 (a)        9.91         0.00         0.00           (4.32)
    10/01/96-
    06/30/97            26.58          0.69            3.27            3.96         0.00         0.00           (3.51)
    09/30/96            25.73          0.06            3.72            3.78         0.00         0.00           (2.93)
    09/30/95            22.01          0.12            4.79            4.91         0.00         0.00           (1.19)
    09/30/94            23.64          0.12            0.12            0.24         0.00         0.00           (1.87)
 Class B
    06/30/99            30.34         (0.35)(a)        5.08 (a)        4.73         0.00         0.00           (3.92)
    06/30/98            25.59         (0.28)(a)        9.35 (a)        9.07         0.00         0.00           (4.32)
    10/01/96-
    06/30/97            25.46          0.35            3.29            3.64         0.00         0.00           (3.51)
    09/30/96            24.94         (0.07)           3.52            3.45         0.00         0.00           (2.93)
    05/23/95-
    09/30/95            22.63         (0.03)           2.34            2.31         0.00         0.00            0.00

                  Distributions
 Year or          in Excess of
 Period           Net Realized
 Ended            Capital Gains
--------------------------------
Capital Appreci-
 ation Fund
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class C
    06/30/99            0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00

Equity Income
 Fund
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class C
    06/30/99            0.00
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00

Growth Fund (i)
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    05/23/95-
    09/30/95            0.00

-------
* Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.
 (i) The information provided for the Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

57  PIMCO Funds: Multi-Manager Series

                                                                                    Ratio of Net
                                                                       Ratio of      Investment
Tax Basis                   Net Asset                                 Expenses to Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------
 $   0.00      $  (1.75)     $  26.65       10.14%       $ 91,296         1.10%          0.24 %           120%
     0.00         (1.77)        26.01       32.39          72,803         1.10           0.27              75
     0.00          0.00         21.16        9.58           6,534         1.11*          0.59 *            87

     0.00         (1.65)        26.29        9.39          55,094         1.85          (0.52)            120
     0.00         (1.75)        25.75       31.39          40,901         1.85          (0.47)             75
     0.00          0.00         21.10        9.27           3,022         1.85*         (0.26)*            87

     0.00         (1.65)        26.31        9.34          81,097         1.85          (0.52)            120
     0.00         (1.73)        25.78       31.40          71,481         1.85          (0.49)             75
     0.00          0.00         21.10        9.27          13,093         1.86*         (0.23)*            87


 $   0.00      $  (2.14)     $  15.58       12.26%       $ 17,342         1.10%          2.64 %            76%
     0.00         (2.47)        16.04       21.35          12,954         1.11           2.39              45
     0.00         (0.18)        15.39       11.77           1,756         1.13*          2.85 *            45

     0.00         (2.04)        15.50       11.35          21,732         1.85           1.89              76
     0.00         (2.37)        15.99       20.47          15,178         1.85           1.63              45
     0.00         (0.16)        15.37       11.45           2,561         1.87*          2.11 *            45

     0.00         (2.03)        15.52       11.28          26,016         1.85           1.86              76
     0.00         (2.36)        16.01       20.51          23,122         1.85           1.60              45
     0.00         (0.16)        15.37       11.42           6,624         1.87*          2.15 *            45



 $   0.00      $  (3.92)     $  34.12       18.65%       $227,638         1.16%         (0.44)%           131%
     0.00         (4.32)        32.62       41.03         180,119         1.16          (0.27)            123
     0.00         (3.51)        27.03       15.93         147,276         1.11*          0.13 *            94
     0.00         (2.93)        26.58       16.11         151,103         1.11           0.24             104
     0.00         (1.19)        25.73       23.70         134,819         1.10           0.50             111
     0.00         (1.87)        22.01        1.30         107,269         1.10           0.60             115

     0.00         (3.92)        31.15       17.72         133,850         1.90          (1.19)            131
     0.00         (4.32)        30.34       39.97          80,719         1.91          (1.02)            123
     0.00         (3.51)        25.59       15.32          55,626         1.86*         (0.62)*            94
     0.00         (2.93)        25.46       15.22          37,256         1.86          (0.51)            104
     0.00          0.00         24.94       10.20           7,671         1.90*         (0.40)*           111

                                                                   Prospectus 58

                                                Net Realized/                  Dividends  Dividends in  Distributions
 Year or         Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Period         Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
  Ended          of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
------------------------------------------------------------------------------------------------------------------------
Growth Fund
 (Cont.)
 Class C
    06/30/99          $30.33        $(0.35)(a)      $ 5.09 (a)      $ 4.74       $ 0.00        $0.00          $(3.92)
    06/30/98           25.58         (0.28)(a)        9.35 (a)        9.07         0.00         0.00           (4.32)
    10/01/96-
    06/30/97           25.46          0.45            3.18            3.63         0.00         0.00           (3.51)
    09/30/96           24.94         (0.12)           3.57            3.45         0.00         0.00           (2.93)
    09/30/95           21.52         (0.04)           4.65            4.61         0.00         0.00           (1.19)
    09/30/94           23.32         (0.04)           0.11            0.07         0.00         0.00           (1.87)

Innovation Fund
 (ii)
 Class A
    06/30/99          $24.28        $(0.28)(a)      $14.72 (a)      $14.44       $ 0.00        $0.00          $(1.26)
    06/30/98           17.43         (0.19)(a)        8.21 (a)        8.02         0.00         0.00           (0.99)
    10/01/96-
    06/30/97           17.26          0.07            0.36            0.43         0.00         0.00           (0.26)
     9/30/96           14.74         (0.07)           2.94            2.87         0.00         0.00           (0.35)
    12/22/94-
     9/30/95           10.00         (0.06)           4.80            4.74         0.00         0.00            0.00
 Class B
    06/30/99           23.60         (0.49)(a)       14.24 (a)       13.75         0.00         0.00           (1.26)
    06/30/98           17.10         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
    10/01/96-
    06/30/97           17.04         (0.03)           0.35            0.32         0.00         0.00           (0.26)
     9/30/96           14.66         (0.11)           2.84            2.73         0.00         0.00           (0.35)
     5/22/95-
     9/30/95           11.81         (0.08)           2.93            2.85         0.00         0.00            0.00
 Class C
    06/30/99           23.59         (0.48)(a)       14.23 (a)       13.75         0.00         0.00           (1.26)
    06/30/98           17.09         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
    10/01/96-
    06/30/97           17.04         (0.02)           0.33            0.31         0.00         0.00           (0.26)
     9/30/96           14.65         (0.15)           2.89            2.74         0.00         0.00           (0.35)
    12/22/94-
     9/30/95           10.00         (0.13)           4.78            4.65         0.00         0.00            0.00

International
 Fund (iii)
 Class A
    06/30/99          $14.33        $ 0.01 (a)      $(0.74)(a)      $(0.73)      $ 0.00        $0.00          $(1.15)
    06/30/98           14.26          0.06 (a)        1.13 (a)        1.19         0.00         0.00           (0.82)
    10/01/96-
    06/30/97           13.03          0.29            1.33            1.62         0.00         0.00           (0.39)
     9/30/96           12.19          0.07            0.77            0.84         0.00         0.00            0.00
     9/30/95           12.92          0.07           (0.56)          (0.49)        0.00         0.00           (0.24)
     9/30/94           12.17          0.04            0.94            0.98         0.00         0.00           (0.23)
 Class B
    06/30/99           13.46         (0.08)(a)       (0.72)(a)       (0.80)        0.00         0.00           (1.15)
    06/30/98           13.56         (0.05)(a)        1.07 (a)        1.02         0.00         0.00           (0.82)
    10/01/96-
    06/30/97           12.48          0.16            1.31            1.47         0.00         0.00           (0.39)
     9/30/96           11.75          0.00 (a)        0.73 (a)        0.73         0.00         0.00            0.00
     5/22/95-
     9/30/95           11.30          0.00            0.45            0.45         0.00         0.00            0.00
 Class C
    06/30/99           13.45         (0.09)(a)       (0.71)(a)       (0.80)        0.00         0.00           (1.15)
    06/30/98           13.55         (0.06)(a)        1.08 (a)        1.02         0.00         0.00           (0.82)
    10/01/96-
    06/30/97           12.47          0.18            1.29            1.47         0.00         0.00           (0.39)
     9/30/96           11.75         (0.05)           0.77            0.72         0.00         0.00            0.00
     9/30/95           12.56         (0.02)          (0.55)          (0.57)        0.00         0.00           (0.24)
     9/30/94           11.92         (0.06)           0.93            0.87         0.00         0.00           (0.23)

Mid-Cap Growth
 Fund
 Class A
    06/30/99          $24.00        $ 0.03 (a)      $(0.13)(a)      $(0.10)      $(0.01)       $0.00          $(1.07)
    06/30/98           20.24          0.02 (a)        5.11 (a)        5.13        (0.04)        0.00           (1.33)
    01/13/97-
    06/30/97           18.14         (0.04)           2.14            2.10         0.00         0.00            0.00
 Class B
    06/30/99           23.77         (0.13)(a)       (0.14)(a)       (0.27)        0.00         0.00           (1.07)
    06/30/98           20.17         (0.16)(a)        5.09 (a)        4.93         0.00         0.00           (1.33)
    01/13/97-
    06/30/97           18.14         (0.11)           2.14            2.03         0.00         0.00            0.00

                 Distributions
 Year or         in Excess of
  Period         Net Realized
  Ended          Capital Gains
---------------------------------
Growth Fund
 (Cont.)
 Class C
    06/30/99         $ 0.00
    06/30/98           0.00
    10/01/96-
    06/30/97           0.00
    09/30/96           0.00
    09/30/95           0.00
    09/30/94           0.00

Innovation Fund
 (ii)
 Class A
    06/30/99          $0.00
    06/30/98          (0.18)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
    12/22/94-
     9/30/95           0.00
 Class B
    06/30/99           0.00
    06/30/98          (0.18)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
     5/22/95-
     9/30/95           0.00
 Class C
    06/30/99           0.00
    06/30/98          (0.18)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
    12/22/94-
     9/30/95           0.00

International
 Fund (iii)
 Class A
    06/30/99          $0.00
    06/30/98          (0.30)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
     9/30/95           0.00
     9/30/94           0.00
 Class B
    06/30/99           0.00
    06/30/98          (0.30)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
     5/22/95-
     9/30/95           0.00
 Class C
    06/30/99           0.00
    06/30/98          (0.30)
    10/01/96-
    06/30/97           0.00
     9/30/96           0.00
     9/30/95           0.00
     9/30/94           0.00

Mid-Cap Growth
 Fund
 Class A
    06/30/99          $0.00
    06/30/98           0.00
    01/13/97-
    06/30/97           0.00
 Class B
    06/30/99           0.00
    06/30/98           0.00
    01/13/97-
    06/30/97           0.00

-------
* Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.
 (b) Ratio of expenses to average net assets excluding interest expense is 1.45%.
 (c) Ratio of expenses to average net assets excluding interest expense is 2.20%.
 (d) Ratio of expenses to average net assets excluding interest expense is 2.20%.
 (ii) The information provided for the Innovation Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
 (iii) The information provided for the International Fund reflects results of operations under the Fund's former Sub-Advisers through November 15, 1994; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

59  PIMCO Funds: Multi-Manager Series

                                                                                      Ratio of Net
                                                                       Ratio of        Investment
Tax Basis                   Net Asset                                 Expenses to   Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net     Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets           Assets      Turnover Rate
------------------------------------------------------------------------------------------------------------------
 $   0.00      $  (3.92)     $  31.15       17.76 %      $2,064,450       1.90%           (1.18)%           131%
     0.00         (4.32)        30.33       39.99         1,853,002       1.91            (1.02)            123
     0.00         (3.51)        25.58       15.27         1,514,432       1.86*           (0.61)*            94
     0.00         (2.93)        25.46       15.22         1,450,216       1.86            (0.51)            104
     0.00         (1.19)        24.94       22.80         1,290,152       1.90            (0.20)            111
     0.00         (1.87)        21.52        0.50         1,085,427       1.90            (0.20)            115


 $   0.00      $  (1.26)     $  37.46       61.36 %      $  313,946       1.30%           (0.90)%           119%
     0.00         (1.17)        24.28       48.10            85,800       1.31            (0.94)            100
     0.00         (0.26)        17.43        2.41            56,215       1.28*           (0.68)*            80
     0.00         (0.35)        17.26       19.86            50,067       1.31            (0.61)            123
     0.00          0.00         14.74       47.40            28,239       1.40*           (0.60)*            86

     0.00         (1.26)        36.09       60.17           351,876       2.05            (1.64)            119
     0.00         (1.17)        23.60       46.95            81,130       2.06            (1.69)            100
     0.00         (0.26)        17.10        1.79            51,472       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       18.99            33,778       2.06            (1.36)            123
     0.00          0.00         14.66       24.10             6,509       2.30*           (1.70)*            86

     0.00         (1.26)        36.08       60.20           580,251       2.05            (1.65)            119
     0.00         (1.17)        23.59       46.97           219,258       2.06            (1.69)            100
     0.00         (0.26)        17.09        1.73           162,889       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       19.08           137,752       2.06            (1.36)            123
     0.00          0.00         14.65       46.50            63,952       2.20*           (1.40)*            86

 $   0.00      $  (1.15)     $  12.45       (4.31)%      $   18,865       1.55%(b)         0.05%             55%
     0.00         (1.12)        14.33        9.95            12,510       1.48             0.41              60
     0.00         (0.39)        14.26       12.82            18,287       1.51*            0.58*             59
     0.00          0.00         13.03        6.89            20,056       1.41             0.49             110
     0.00         (0.24)        12.19       (3.70)           17,951       1.50             0.60             170
     0.00         (0.23)        12.92        8.20            23,289       1.40             0.30              55

     0.00         (1.15)        11.51       (5.15)            9,478       2.29 (c)        (0.67)             55
     0.00         (1.12)        13.46        9.17             8,956       2.22            (0.37)             60
     0.00         (0.39)        13.56       12.17             8,676       2.26*            0.18*             59
     0.00          0.00         12.48        6.21             5,893       2.16            (0.26)            110
     0.00          0.00         11.75        4.00               503       2.30*           (0.10)*           170

     0.00         (1.15)        11.50       (5.15)          101.320       2.30 (d)        (0.75)             55
     0.00         (1.12)        13.45        9.18           132,986       2.22            (0.43)             60
     0.00         (0.39)        13.55       12.18           168,446       2.25*           (0.25)*            59
     0.00          0.00         12.47        6.13           203,544       2.16            (0.26)            110
     0.00         (0.24)        11.75       (4.50)          215,349       2.20            (0.20)            170
     0.00         (0.23)        12.56        7.40           294,492       2.20            (0.50)             55



 $   0.00      $  (1.08)     $  22.82       (0.13)%      $  124,680       1.10%            0.15%             85%
     0.00         (1.37)        24.00       25.71            57,164       1.11             0.07              66
     0.00          0.00         20.24       11.58            12,184       1.11*            0.17*             82

     0.00         (1.07)        22.43       (0.86)           84,698       1.85            (0.62)             85
     0.00         (1.33)        23.77       24.76            84,535       1.86            (0.68)             66
     0.00          0.00         20.17       11.19            28,259       1.85*           (0.58)*            82

                                                                   Prospectus 60

                                                 Net Realized/                  Dividends  Dividends in  Distributions
 Year or          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Period          Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
  Ended           of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth
 Fund (Cont.)
 Class C
    06/30/99           $23.77        $(0.13)(a)      $(0.13)(a)      $(0.26)       $0.00        $0.00          $(1.07)
    06/30/98            20.18         (0.16)(a)        5.08 (a)        4.92         0.00         0.00           (1.33)
    01/13/97-
    06/30/97            18.14         (0.10)           2.14            2.04         0.00         0.00            0.00

Opportunity Fund
 (iv)
 Class A
    06/30/99           $31.33        $(0.21)(a)       $0.46 (a)       $0.25        $0.00        $0.00          $(4.62)
    06/30/98            29.35         (0.27)(a)        4.19 (a)        3.92         0.00         0.00           (1.94)
    10/01/96-
    06/30/97            37.36          0.00           (3.10)          (3.10)        0.00         0.00           (4.91)
    09/30/96            39.08         (0.11)           6.12            6.01         0.00         0.00           (7.73)
    09/30/95            28.87         (0.11)          11.19           11.08         0.00         0.00           (0.87)
    09/30/94            33.43         (0.17)          (2.02)          (2.19)        0.00         0.00           (2.26)
 Class B
    03/31/99-
    06/30/99            21.40         (0.09)(a)        2.89 (a)        2.80         0.00         0.00            0.00
 Class C
    06/30/99            28.86         (0.37)(a)        0.32 (a)       (0.05)        0.00         0.00           (4.62)
    06/30/98            27.38         (0.46)(a)        3.88 (a)        3.42         0.00         0.00           (1.94)
    10/01/96-
    06/30/97            35.38         (0.04)          (3.05)          (3.09)        0.00         0.00           (4.91)
    09/30/96            37.64         (0.35)           5.82            5.47         0.00         0.00           (7.73)
    09/30/95            28.04         (0.34)          10.81           10.47         0.00         0.00           (0.87)
    09/30/94            32.77         (0.38)          (1.98)          (2.36)        0.00         0.00           (2.26)

Precious Metals
 Fund (v)
 Class A
    06/30/99            $5.33         $0.13 (a)      $(0.45)(a)      $(0.32)      $(0.09)      $(0.02)          $0.00
    06/30/98             8.83          0.04 (a)       (3.54)(a)       (3.50)        0.00         0.00            0.00
    10/01/96-
    06/30/97            12.12          0.17           (3.29)          (3.12)        0.00         0.00            0.00
    09/30/96            12.33          0.03           (0.24)          (0.21)        0.00         0.00            0.00
    09/30/95            14.14          0.07           (1.88)          (1.81)        0.00         0.00            0.00
    09/30/94            10.32          0.08            3.74            3.82         0.00         0.00            0.00
 Class B
    06/30/99             5.01          0.08 (a)       (0.42)(a)       (0.34)       (0.09)       (0.03)           0.00
    06/30/98             8.42         (0.01)(a)       (3.40)(a)       (3.41)        0.00         0.00            0.00
    10/01/96-
    06/30/97            11.62          0.00           (3.03)          (3.03)        0.00         0.00            0.00
     9/30/96            11.90         (0.03)          (0.25)          (0.28)        0.00         0.00            0.00
     6/15/95-
     9/30/95            11.61         (0.01)           0.30            0.29         0.00         0.00            0.00
 Class C
    06/30/99             5.00          0.10 (a)       (0.43)(a)       (0.33)       (0.11)       (0.03)           0.00
    06/30/98             8.43          0.00 (a)       (3.43)(a)       (3.43)        0.00         0.00            0.00
    10/01/96-
    06/30/97            11.62         (0.03)          (2.99)          (3.02)        0.00         0.00            0.00
    09/30/96            11.90         (0.07)          (0.21)          (0.28)        0.00         0.00            0.00
    09/30/95            13.75         (0.02)          (1.83)          (1.85)        0.00         0.00            0.00
    09/30/94            10.11         (0.02)           3.66            3.64         0.00         0.00            0.00

Renaissance Fund
 (vi)
 Class A
    06/30/99           $19.10        $(0.01)(a)       $1.45 (a)       $1.44        $0.00        $0.00          $(2.33)
    06/30/98            17.73          0.07 (a)        4.91 (a)        4.98        (0.08)        0.00           (3.53)
    10/01/96-
    06/30/97            16.08          0.12 (a)        3.90 (a)        4.02        (0.12)        0.00           (2.25)
    09/30/96            14.14          0.23            2.79            3.02        (0.23)       (0.07)          (0.78)
    09/30/95            12.50          0.36            1.61            1.97        (0.33)        0.00            0.00
    09/30/94            12.88          0.34           (0.17)           0.17        (0.33)        0.00           (0.22)
 Class B
    06/30/99            19.06         (0.13)(a)        1.39 (a)        1.26         0.00         0.00           (2.33)
    06/30/98            17.77         (0.07)(a)        4.91 (a)        4.84        (0.02)        0.00           (3.53)
    10/01/96-
    06/30/97            16.12          0.03 (a)        3.92 (a)        3.95        (0.05)        0.00           (2.25)
    09/30/96            14.13          0.09            2.83            2.92        (0.11)       (0.04)          (0.78)
    05/22/95-
    09/30/95            12.55          0.11            1.55            1.66        (0.08)        0.00            0.00

                  Distributions
 Year or          in Excess of
  Period          Net Realized
  Ended           Capital Gains
----------------------------------
Mid-Cap Growth
 Fund (Cont.)
 Class C
    06/30/99           $0.00
    06/30/98            0.00
    01/13/97-
    06/30/97            0.00

Opportunity Fund
 (iv)
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00
 Class B
    03/31/99-
    06/30/99            0.00
 Class C
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00

Precious Metals
 Fund (v)
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97           (0.17)
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97           (0.17)
     9/30/96            0.00
     6/15/95-
     9/30/95            0.00
 Class C
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97           (0.17)
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00

Renaissance Fund
 (vi)
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    05/22/95-
    09/30/95            0.00

-------
* Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 1.26%.
(c) Ratio of expenses to average net assets excluding interest expense is 2.06%.
(d) Ratio of expenses to average net assets excluding interest expense is 2.06%.
(e) Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f) Ratio of expenses to average net assets excluding interest expense is 2.05%.
(g) Ratio of expenses to average net assets excluding interest expense is 2.05%.
(iv) The information provided for the Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(v) The information provided for the Precious Metals Fund reflects results of operations under the Fund's former investment objective and policies through November 14, 1994; such results would not necessarily have been achieved had the Fund's current objective and policies then been in effect.
(vi) The information provided for the Renaissance Fund reflects results of operations under the Fund's former Sub-Adviser through May 7, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

61  PIMCO Funds: Multi-Manager Series

                                                                                      Ratio of Net
                                                                       Ratio of       Investment
   Tax Basis                Net Asset                                  Expenses to    Income to
   Return of  Total         Value End of              Net Assets End   Average Net    Average Net  Portfolio
   Capital    Distributions Period       Total Return of Period (000s) Assets         Assets       Turnover Rate
----------------------------------------------------------------------------------------------------------------
    $0.00         $(1.07)       $22.44       (0.82)%      $112,507         1.85%          (0.63)%          85%
     0.00          (1.33)        23.77       24.70         140,438         1.86           (0.68)           66
     0.00           0.00         20.18       11.25          53,686         1.86*          (0.58)*          82



    $0.00         $(4.62)       $26.96        3.98 %      $121,507         1.31%          (0.86)%         175%
     0.00          (1.94)        31.33       13.87         200,935         1.31           (0.88)           86
     0.00          (4.91)        29.35       (8.87)        213,484         1.25*          (0.12)*          69
     0.00          (7.73)        37.36       18.35         134,859         1.13           (0.32)           91
     0.00          (0.87)        39.08       39.70         120,830         1.20           (0.40)          102
    (0.11)         (2.37)        28.87       (6.70)         95,261         1.10           (0.60)           78

     0.00           0.00         24.20       13.08             251         2.03*          (1.65)*         175

     0.00          (4.62)        24.19        3.20         308,877         2.06           (1.62)          175
     0.00          (1.94)        28.86       13.01         500,011         2.06           (1.63)           86
     0.00          (4.91)        27.38       (9.40)        629,446         1.97*          (0.95)*          69
     0.00          (7.73)        35.38       17.47         800,250         1.88           (1.07)           91
     0.00          (0.87)        37.64       38.60         715,191         1.90           (1.10)          102
    (0.11)         (2.37)        28.04       (7.40)        553,460         1.90           (1.40)           78



    $0.00         $(0.11)        $4.90       (6.06)%        $7,826         1.46% (e)       2.40 %          62%
     0.00           0.00          5.33      (39.64)          4,709         1.31  (b)       0.70            56
     0.00          (0.17)         8.83      (26.05)          4,016         1.37*           0.33*           46
     0.00           0.00         12.12       (1.70)          6,245         1.32            0.19            35
     0.00           0.00         12.33      (12.80)          7,670         1.40            0.60             9
     0.00           0.00         14.14       37.00          11,229         1.30            0.60            11

     0.00          (0.12)         4.55       (6.89)          3,921         2.21  (f)       1.63            62
     0.00           0.00          5.01      (40.50)          3,889         2.11  (c)      (0.07)           56
     0.00          (0.17)         8.42      (26.40)          4,248         2.13*          (0.33)*          46
     0.00           0.00         11.62       (2.35)          2,218         2.07           (0.56)           35
     0.00           0.00         11.90        2.50             251         2.20*          (0.20)*           9

     0.00          (0.14)         4.53       (6.73)         11,491         2.20  (g)       1.92            62
     0.00           0.00          5.00      (40.69)         16,943         2.11  (d)      (0.07)           56
     0.00          (0.17)         8.43      (26.31)         25,113         2.15*          (0.41)*          46
     0.00           0.00         11.62       (2.35)         37,609         2.07           (0.56)           35
     0.00           0.00         11.90      (13.50)         42,341         2.20           (0.20)            9
     0.00           0.00         13.75       36.00          62,825         2.10           (0.20)           11



    $0.00         $(2.33)       $18.21        9.94 %       $90,445         1.26%          (0.04)%         221%
     0.00          (3.61)        19.10       30.98          85,562         1.26            0.35           192
     0.00          (2.37)        17.73       27.53          33,606         1.23*           0.95*          131
     0.00          (1.08)        16.08       22.37          20,631         1.25            1.60           203
     0.00          (0.33)        14.14       16.10          12,933         1.30            2.90           177
     0.00          (0.55)        12.50        1.40          14,942         1.30            2.70           175

     0.00          (2.33)        17.99        8.94         126,576         2.00           (0.78)          221
     0.00          (3.55)        19.06       29.99         100,688         2.01           (0.39)          192
     0.00          (2.30)        17.77       26.88          37,253         1.97*           0.20*          131
     0.00          (0.93)        16.12       21.54          15,693         2.00            0.85           203
     0.00          (0.08)        14.13       13.30           1,760         2.10*           2.20*          177

                                                                   Prospectus 62

                                                Net Realized/                  Dividends  Dividends in  Distributions
 Year or         Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Period         Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
  Ended          of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Renaissance Fund
 (Cont.)
 Class C
    06/30/99           $18.96        $(0.13)(a)       $1.41 (a)       $1.28        $0.00        $0.00          $(2.33)
    06/30/98            17.69         (0.07)(a)        4.88 (a)        4.81        (0.01)        0.00           (3.53)
    10/01/96-
    06/30/97            16.05          0.03 (a)        3.90 (a)        3.93        (0.04)        0.00           (2.25)
    09/30/96            14.09          0.12            2.78            2.90        (0.13)       (0.03)          (0.78)
    09/30/95            12.47          0.27            1.59            1.86        (0.24)        0.00            0.00
    09/30/94            12.85          0.24           (0.16)           0.08        (0.24)        0.00           (0.22)

Small-Cap Value
 Fund
 Class A
    06/30/99           $17.58         $0.26 (a)      $(1.29)(a)      $(1.03)      $(0.17)       $0.00           $0.00
    06/30/98            15.75          0.23 (a)        2.49 (a)        2.72        (0.13)        0.00           (0.76)
    01/20/97-
    06/30/97            14.02          0.10            1.63            1.73         0.00         0.00            0.00
 Class B
    06/30/99            17.43          0.14 (a)       (1.27)(a)       (1.13)       (0.06)        0.00            0.00
    06/30/98            15.71          0.09 (a)        2.48 (a)        2.57        (0.09)        0.00           (0.76)
    01/20/97-
    06/30/97            14.02          0.08            1.61            1.69         0.00         0.00            0.00
 Class C
    06/30/99            17.44          0.14 (a)       (1.27)(a)       (1.13)       (0.04)        0.00            0.00
    06/30/98            15.71          0.09 (a)        2.49 (a)        2.58        (0.09)        0.00           (0.76)
    01/20/97-
    06/30/97            14.02          0.08            1.61            1.69         0.00         0.00            0.00

Target Fund
 (vii)
 Class A
    06/30/99           $16.35        $(0.09)(a)       $2.44 (a)       $2.35        $0.00        $0.00          $(0.98)
    06/30/98            16.82         (0.08)(a)        4.06 (a)        3.98         0.00         0.00           (4.45)
    10/01/96-
    06/30/97            17.11         (0.04)(a)        1.82 (a)        1.78         0.00         0.00           (2.07)
    09/30/96            16.40         (0.05)           2.54            2.49         0.00         0.00           (1.78)
    09/30/95            13.13         (0.02)           3.45            3.43         0.00         0.00           (0.16)
    09/30/94            12.72         (0.04)           0.57            0.53         0.00         0.00           (0.12)
 Class B
    06/30/99            15.34         (0.19)(a)        2.27 (a)        2.08         0.00         0.00           (0.98)
    06/30/98            16.14         (0.19)(a)        3.84 (a)        3.65         0.00         0.00           (4.45)
    10/01/96-
    06/30/97            16.58         (0.12)(a)        1.75 (a)        1.63         0.00         0.00           (2.07)
    09/30/96            16.06         (0.09)           2.39            2.30         0.00         0.00           (1.78)
    05/22/95-
    09/30/95            13.93         (0.05)           2.18            2.13         0.00         0.00            0.00
 Class C
    06/30/99            15.34         (0.19)(a)        2.26 (a)        2.07         0.00         0.00           (0.98)
    06/30/98            16.13         (0.19)(a)        3.85 (a)        3.66         0.00         0.00           (4.45)
    10/01/96-
    06/30/97            16.58         (0.12)(a)        1.74 (a)        1.62         0.00         0.00           (2.07)
    09/30/96            16.05         (0.16)           2.47            2.31         0.00         0.00           (1.78)
    09/30/95            12.95         (0.12)           3.38            3.26         0.00         0.00           (0.16)
    09/30/94            12.65         (0.14)           0.56            0.42         0.00         0.00           (0.12)

Tax-Efficient
 Equity Fund
 Class A
    07/10/98-
    06/30/99           $10.00         $0.03 (a)       $1.56 (a)       $1.59        $0.00        $0.00           $0.00
 Class B
    07/10/98-
    06/30/99            10.00         (0.05)(a)        1.56 (a)        1.51         0.00         0.00            0.00
 Class C
    07/10/98-
    06/30/99            10.00         (0.05)(a)        1.56 (a)        1.51         0.00         0.00            0.00

Value Fund
 Class A
    06/30/99           $15.64         $0.24 (a)       $1.35 (a)       $1.59       $(0.22)       $0.00          $(1.72)
    06/30/98            14.80          0.19 (a)        2.46 (a)        2.65        (0.18)        0.00           (1.63)
    01/13/97-
    06/30/97            13.17          0.47            1.26            1.73        (0.10)        0.00            0.00
 Class B
    06/30/99            15.63          0.12 (a)        1.35 (a)        1.47        (0.12)        0.00           (1.72)
    06/30/98            14.80          0.07 (a)        2.46 (a)        2.53        (0.07)        0.00           (1.63)
    01/13/97-
    06/30/97            13.16          0.44            1.26            1.70        (0.06)        0.00            0.00

                  Distributions
 Year or          in Excess of
  Period          Net Realized
  Ended           Capital Gains
---------------------------------
Renaissance Fund
 (Cont.)
 Class C
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00

Small-Cap Value
 Fund
 Class A
    06/30/99          $(0.45)
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class B
    06/30/99           (0.45)
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00
 Class C
    06/30/99           (0.45)
    06/30/98            0.00
    01/20/97-
    06/30/97            0.00

Target Fund
 (vii)
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    05/22/95-
    09/30/95            0.00
 Class C
    06/30/99            0.00
    06/30/98            0.00
    10/01/96-
    06/30/97            0.00
    09/30/96            0.00
    09/30/95            0.00
    09/30/94            0.00

Tax-Efficient
 Equity Fund
 Class A
    07/10/98-
    06/30/99           $0.00
    Class B
    07/10/98-
    06/30/99            0.00
 Class C
    07/10/98-
    06/30/99            0.00

Value Fund
 Class A
    06/30/99           $0.00
    06/30/98            0.00
    01/13/97-
    06/30/97            0.00
 Class B
    06/30/99            0.00
    06/30/98            0.00
    01/13/97-
    06/30/97            0.00

-------
*  Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(vii) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

63  PIMCO Funds: Multi-Manager Series

                                                                                    Ratio of Net
                                                                       Ratio of      Investment
Tax Basis                   Net Asset                                 Expenses to Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------
 $   0.00      $  (2.33)     $  17.91        9.12 %      $442,049         2.00%         (0.79)%           221%
     0.00         (3.54)        18.96       29.98         469,797         2.01          (0.37)            192
     0.00         (2.29)        17.69       26.86         313,226         1.97*          0.21*            131
     0.00         (0.94)        16.05       21.52         230,058         2.00           0.85             203
     0.00         (0.24)        14.09       15.20         174,316         2.10           2.10             177
     0.00         (0.46)        12.47        0.70         178,892         2.00           2.00             175

 $   0.00      $  (0.62)     $  15.93       (5.50)%      $107,569         1.25%          1.74 %            60%
     0.00         (0.89)        17.58       17.33          75,070         1.25           1.27              41
     0.00          0.00         15.75       12.34           6,563         1.30*          1.94*             48

     0.00         (0.51)        15.79       (6.22)         96,994         2.00           0.95              60
     0.00         (0.85)        17.43       16.40         110,833         2.00           0.53              41
     0.00          0.00         15.71       12.05          11,077         2.04*          1.23*             48

     0.00         (0.49)        15.82       (6.21)        112,926         2.00           0.95              60
     0.00         (0.85)        17.44       16.42         130,466         2.00           0.52              41
     0.00          0.00         15.71       12.05          20,637         2.05*          1.13*             48



 $   0.00      $  (0.98)     $  17.72       15.69 %      $170,277         1.21%         (0.57)%           229%
     0.00         (4.45)        16.35       27.49         157,277         1.22          (0.49)            226
     0.00         (2.07)        16.82       11.19         150,689         1.20*         (0.31)*           145
     0.00         (1.78)        17.11       16.50         156,027         1.18          (0.34)            141
     0.00         (0.16)        16.40       26.50         121,915         1.20          (0.10)            128
     0.00         (0.12)        13.13        4.20          90,527         1.20          (0.30)            104

     0.00         (0.98)        16.44       14.93          78,659         1.95          (1.31)            229
     0.00         (4.45)        15.34       26.45          76,194         1.96          (1.24)            226
     0.00         (2.07)        16.14       10.58          67,531         1.94*         (1.05)*           145
     0.00         (1.78)        16.58       15.58          49,851         1.93          (1.09)            141
     0.00          0.00         16.06       15.30           7,554         2.00*         (0.90)*           128

     0.00         (0.98)        16.43       14.86         910,494         1.95          (1.31)            229
     0.00         (4.45)        15.34       26.53         952,728         1.96          (1.24)            226
     0.00         (2.07)        16.13       10.52         969,317         1.94*         (1.06)*           145
     0.00         (1.78)        16.58       15.66         974,948         1.93          (1.09)            141
     0.00         (0.16)        16.05       25.60         780,355         2.00          (0.90)            128
     0.00         (0.12)        12.95        3.40         556,043         2.00          (1.10)            104


 $   0.00      $   0.00      $  11.59       15.90 %      $  6,579         1.11%*         0.25%*            13%
     0.00          0.00         11.51       15.10           6,370         1.85*         (0.50)*            13
     0.00          0.00         11.51       15.10          10,742         1.84*         (0.52)*            13



 $   0.00      $  (1.94)     $  15.29       11.93 %      $ 22,267         1.11%          1.68 %           101%
     0.00         (1.81)        15.64       18.86          21,742         1.11           1.19              77
     0.00         (0.10)        14.80       13.19          15,648         1.11*          1.71*             71

     0.00         (1.84)        15.26       11.05          36,314         1.85           0.85             101
     0.00         (1.70)        15.63       17.98          35,716         1.86           0.45              77
     0.00         (0.06)        14.80       12.93          25,433         1.86*          0.96*             71

                                                                 Prospectus   64

                                                 Net Realized/                  Dividends  Dividends in   Distributions
 Year or          Net Asset Value      Net         Unrealized    Total Income    From Net  Excess of Net     From Net
  Period             Beginning     Investment    Gain (Loss) on From Investment Investment  Investment   Realized Capital
  Ended              of Period    Income (Loss)   Investments     Operations      Income      Income          Gains
-------------------------------------------------------------------------------------------------------------------------
Value Fund
 (Cont.)
 Class C
    06/30/99         $  15.63        $ 0.12 (a)      $ 1.35 (a)    $   1.47      $ (0.12)    $   0.00        $  (1.72)
    06/30/98            14.80          0.07 (a)        2.46 (a)        2.53        (0.07)        0.00           (1.63)
    01/13/97-
    06/30/97            13.15          0.43            1.28            1.71        (0.06)        0.00            0.00

Value 25 Fund
 Class A
    07/10/98-
    06/30/99         $  10.00        $ 0.13 (a)      $(1.12)(a)    $  (0.99)     $ (0.05)    $   0.00        $   0.00
 Class B
    07/10/98-
    06/30/99            10.00          0.07 (a)       (1.12)(a)       (1.05)       (0.03)        0.00            0.00
 Class C
    07/10/98-
    06/30/99            10.00          0.07 (a)       (1.12)(a)       (1.05)       (0.02)        0.00            0.00

                  Distributions
 Year or          in Excess of
  Period          Net Realized
  Ended           Capital Gains
-------------------------------------
Value Fund
 (Cont.)
 Class C
    06/30/99        $   0.00
    06/30/98            0.00
    01/13/97-
    06/30/97            0.00

Value 25 Fund
 Class A
    07/10/98-
    06/30/99         $  0.00
 Class B
    07/10/98-
    06/30/99            0.00
 Class C
    07/10/98-
    06/30/99            0.00

______________
* Annualized.
 (a) Per share amounts based upon average number of shares outstanding during the period.
 (b) Ratio of expenses to average net assets excluding interest expense is 1.90%.
 (c) Ratio of expenses to average net assets excluding interest expense is 1.90%.
 (d) Ratio of expenses to average net assets excluding interest expense is 1.15%.

65  PIMCO Funds: Multi-Manager Series

  Tax                                                                              Ratio of Net
  Basis                                                            Ratio of        Investment
  Return                Net Asset                                  Expenses to     Income (Loss) to
  of      Total         Value End of              Net Assets End   Average Net     Average Net      Portfolio
  Capital Distributions Period       Total Return of Period (000s) Assets          Assets           Turnover Rate
-----------------------------------------------------------------------------------------------------------------
   $0.00      $(1.84)       $15.26       11.04 %       $80,594         1.85%              0.83%            101%
    0.00       (1.70)        15.63       17.98          88,235         1.86               0.45              77
    0.00       (0.06)        14.80       13.02          64,110         1.86*              0.97*             71

   $0.00      $(0.05)       $ 8.96       (9.85)%       $   287         1.23%(d)*          1.60*%          1.82%

    0.00       (0.03)         8.92      (10.47)            840         1.99 (b)*          0.88*           1.82

    0.00       (0.02)         8.93      (10.50)            833         1.99 (c)*          0.89*           1.82

                                                                 Prospectus   66

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

[LOGO OF PIMCO FUNDS APPEARS HERE]

            File No. 811-6161

                                                                     Rule 497(c)
                                                                     33-36528
                                                                     811-6161
            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 8 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of September 30, 1999,
Series      PIMCO Advisors and its affiliates managed approximately
            $256 billion, including assets for 67 of the 200 largest U.S.
            corporations.

November
1, 1999


            The Prospectus explains what you should know about the Funds
Share       before you invest. Please read it carefully.
Class
D

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Growth Fund....................................................   9
           Innovation Fund................................................  11
           Mid-Cap Growth Fund............................................  13
           Renaissance Fund...............................................  15
           Tax-Efficient Equity Fund......................................  17
           Value Fund.....................................................  19
         Summary of Principal Risks.......................................  21
         Management of the Funds..........................................  23
         How Fund Shares Are Priced.......................................  26
         How to Buy and Sell Shares.......................................  27
         Fund Distributions...............................................  29
         Tax Consequences.................................................  30
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  30
         Financial Highlights.............................................  37

                                                                   Prospectus  2

             Summary Information

             The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                             Approximate
                PIMCO                Investment             Main                                             Number of
                Fund                 Objective              Investments                                      Holdings
------------------------------------------------------------------------------------------------------------------------
Growth Stock    Growth               Long-term growth of    Common stocks of companies with                  35-40
Funds                                capital; income is     market capitalizations of at least $5 billion
                                     an incidental
                                     consideration
------------------------------------------------------------------------------------------------------------------------
Blend Stock     Capital Appreciation Growth of capital      Common stocks of companies with market           60-100
Funds                                                       capitalizations of at least $1 billion that
                                                            have improving fundamentals and whose stock is
                                                            reasonably valued by the market
             -----------------------------------------------------------------------------------------------------------
                Mid-Cap Growth       Growth of capital      Common stocks of companies with market           60-100
                                                            capitalizations of more than $500 million
                                                            (excluding the largest 200 companies) that have
                                                            improving fundamentals and whose stock is
                                                            reasonably valued by the market
------------------------------------------------------------------------------------------------------------------------
Value Stock     Equity Income        Current income as a    Income-producing common stocks of                40-50
Funds                                primary objective;     companies with market capitalizations of
                                     long-term growth of    more than $2 billion
                                     capital as a secondary
                                     objective
             -----------------------------------------------------------------------------------------------------------
                Renaissance          Long-term growth of    Common stocks having below-average valuations    50-80
                                     capital and income     where the company's business fundamentals are
                                                            expected to improve
             -----------------------------------------------------------------------------------------------------------
                Value                Long-term growth of    Common stocks of companies with market           40
                                     capital and income     capitalizations of more than $2 billion that are
                                                            undervalued relative to the market and their
                                                            industry groups
------------------------------------------------------------------------------------------------------------------------
Enhanced Index  Tax-Efficient Equity Maximum after-tax      A broadly diversified portfolio of at least 200  More than
Stock Funds                          growth of capital      common stocks of companies represented in        200
                                                            the S&P 500 Index with market capitalizations
                                                            of more than $5 billion
------------------------------------------------------------------------------------------------------------------------
Sector-Related  Innovation           Capital appreciation;  Common stocks of technology-related              40
Stock Funds                          no consideration is    companies with market capitalizations of more
                                     given to income        than $200 million
                Approximate
                Capitalization
                Range
------------------------------------------------------------------------------------------------------------------------
Growth Stock    At least $5 billion
Funds
------------------------------------------------------------------------------------------------------------------------
Blend Stock     At least $1 billion
Funds
             -----------------------------------------------------------------------------------------------------------
                More than $500 million
                (excluding the largest
                200 companies)
------------------------------------------------------------------------------------------------------------------------
Value Stock     More than $2 billion
Funds
             -----------------------------------------------------------------------------------------------------------
                All capitalizations
             -----------------------------------------------------------------------------------------------------------
                More than $2 billion
------------------------------------------------------------------------------------------------------------------------
Enhanced Index  More than $5 billion
Stock Funds
------------------------------------------------------------------------------------------------------------------------
Sector-Related  More than $200 million
Stock Funds

Fund         The Funds provide a broad range of investment choices. The
Descriptions,following Fund Summaries identify each Fund's investment Performance objective, principal investments and strategies, principal risks,
and Fees     performance information and fees and expenses. A more detailed
             "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally.)


                                                                   Prospectus  4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Larger                 At least $1
and           Seeks growth of      capitalization         billion
Strategies    capital              common stocks



                                                          Dividend
              Fund Category        Approximate            Frequency
              Blend Stocks         Number of              At least
                                   Holdings               annually
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Growth Securities Risk
              . Issuer Risk          . Credit Risk
              . Value Securities Risk. Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered
            Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

5 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


[ANNUAL RETURN CHART APPEARS HERE]                         More Recent Return
1992                     7.51%                             Information
1993                    17.70%                             --------------------
1994                    -4.26%                             1/1/99-9/30/99-0.92%
1995                    37.14%
1996                    26.79%                             Highest and Lowest
1997                    39.22%                             Quarter Returns
1998                    17.59%                              for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     19.68%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.16%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------------
         Institutional Class                            17.59% 21.32%  19.74%
            -------------------------------------------------------------------------
         Class D                                        17.14% 20.84%  19.27%
            -------------------------------------------------------------------------
         S&P 500 Index(/1/)                             28.58% 24.06%  19.58%
            -------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  20.49% 15.02%  14.91%
            -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that its not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------


                                                                   Prospectus  6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal     Investment             Fund Focus           Approximate Capitalization Range
Investments   Objective              Income               More than $2
and           Seeks current          producing            billion
Strategies    income as a            common
              primary                stocks with
              objective, and         potential
              long-term              for capital
              growth of              appreciation
              capital as a
              secondary
              objective

                                                          Dividend
                                                          Frequency
                                                          Quarterly

                                     Approximate Number of Holdings
                                     40-50

              Fund
              Category
              Value Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (or dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Value Securities Risk.Management Risk
              .Issuer Risk           .Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered
            Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

7 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


   [BAR CHART APPEARS HERE]                                More Recent Return
 1992                    14.75                             Information
 1993                     8.47                             --------------------
 1994                    -1.61                             1/1/99-9/30/99 0.80%
 1995                    33.47
 1996                    21.48                             Highest and Lowest
 1997                    31.38                             Quarter Returns
 1998                     8.37                             (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     13.98%
                                                           --------------------
                                                           Lowest (7/1/98-

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                Fund Inception
                                                 1 Year 5 Years (3/8/91)(/3/)
            ------------------------------------------------------------------
         Institutional Class                      8.37% 17.83%  16.51%
            ------------------------------------------------------------------
         Class D                                  8.07% 17.39%  16.06%
            ------------------------------------------------------------------
         S&P 500 Index(/1/)                      28.58% 24.06%  19.58%
            ------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)  11.90% 16.50%  15.59%
            ------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus        Approximate Capitalization
Investments   Seeks long-term       Larger            Range
and           growth of             capitalization    At least $5 billion
Strategies    capital; income       common stocks
              is an incidental
              consideration

                                                      Dividend Frequency
                                                      At least annually

                                    Approximate Number of Holdings

                                    35-40
              Fund Category
              Growth Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk           . Foreign Investment Risk
                                                            . Credit Risk
              . Issuer Risk           . Currency Risk       . Management Risk
              . Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods listed. Although Class D and Class C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The Class C performance in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

9 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C


[BAR CHART OF CALENDAR YEAR TOTAL RETURNS APPEARS HERE]   More Recent Return
   1989          37.45%        1994           -0.75%      Information
   1990           0.29%        1995           27.47%      --------------------
   1991          41.88%        1996           17.52%      1/1/99-9/30/99
   1992           2.08%        1997           21.84%       2.66%
   1993           9.32%        1998           38.90%
                                                          Highest and Lowest
                                                          Quarter Returns
                                                          (for periods shown
                                                          in the bar chart)
                                                          --------------------
                                                          Highest (10/1/98-
                                                          12/31/98)     25.12%
                                                          --------------------
                                                          Lowest (7/1/90-
                                                          9/30/90)     -13.14%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
            --------------------------------------------------------------------
         Class C                          37.90% 20.27%  18.57%   17.98%
            --------------------------------------------------------------------
         Class D                          39.92% 21.16%  19.45%   18.86%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)               28.58% 24.06%  19.21%   18.44%
            --------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  23.42% 18.74%  16.74%   15.58%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.50%      0.25%               0.40%           1.15%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $117       $365                $633            $1,398
            --------------------------------------------------------------------


                                                                   Prospectus 10

            PIMCO Innovation Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           Common stocks         More than $200 million
and           Seeks capital       of
Strategies    appreciation;       technology-related
              no                  companies
              consideration
              is given to
              income

                                                        Dividend
                                                        Frequency

                                                        At least annually
                                  Approximate Number of Holdings
                                  40

              Fund
              Category
              Sector-Related
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Smaller Company Risk .Currency Risk
              .Issuer Risk          .Liquidity Risk       .Credit Risk
              .Concentration Risk   .Foreign Investment Risk
                                                          .Management Risk
              .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Class A shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class A performance because Class D shares do not pay any sales charges (loads). The Class A performance in the bar chart and the information to its right do not reflect the impact of sales charges. It they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Class A shares, adjusted to reflect that there are no sales charges paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A


[BAR CHART APPEARS HERE]                                   More Recent Return
1995              45.33%                                   Information
1996              23.60%                                   --------------------
1997               9.03%                                   1/1/99-9/30/99
1998              79.41%                                                 32.91%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     37.19%
                                                           --------------------
                                                           Lowest (1/1/97-
                                                           3/31/97)     -12.56%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                                          1 Year (12/22/94)(/3/)
            --------------------------------------------------------------------
         Class A                                          69.54% 34.67%
            --------------------------------------------------------------------
         Class D                                          79.65% 36.63%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)                               28.58% 30.51%
            --------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  51.44% 25.21%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.65%      0.25%               0.40%           1.30%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $132       $412                $713            $1,568
            --------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Mid-Cap Growth Fund

--------------------------------------------------------------------------------

Principal     Investment        Fund Focus              Approximate Capitalization Range
Investments   Objective         Medium                  More than $500
and           Seeks growth of   capitalization          million
Strategies    capital           common stocks           (excluding the
                                                        largest 200
                                                        companies)


              Fund              Approximate Number of Holdings
              Category

                                60-100
              Blend Stocks                              Dividend
                                                        Frequency

                                                        At least
                                                        annually


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Growth Securities Risk
                                                          .Credit Risk
              .Issuer Risk          .Smaller Company Risk .Management Risk
              .Value Securities Risk.Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered
            Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

13 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


[BAR CHART APPEARS HERE]                                   More Recent Return
1992               9.18%                                   Information
1993              15.77%                                   ---------------------
1994              -2.36%                                   1/1/99-9/30/99 -8.22%
1995              37.29%
1996              23.36%                                   Highest and Lowest
1997              34.17%                                   Quarter Returns
1998               7.93%                                   (for periods shown
                                                           in the bar chart)
                                                           ---------------------
                                                           Highest (10/1/98-
                                                           12/31/98)      17.77%
                                                           ---------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)      -14.40%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                               Fund Inception
                                            1 Year   5 Years   (8/26/91)(/3/)
            -----------------------------------------------------------------
         Institutional Class                 7.93%   19.08%    18.23%
            -----------------------------------------------------------------
         Class D                             7.80%   18.68%    17.81%
            -----------------------------------------------------------------
         Russell Mid-Cap Index(/1/)         10.09%   17.34%    17.18%
            -----------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   12.39%   14.86%    14.76%
            -----------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           Undervalued           All
and           Seeks long-term     stocks with           capitalizations
Strategies    growth of           improving
              capital and         business
              income              fundamentals

                                                        Dividend
                                                        Frequency


                                                        Quarterly
              Fund                Approximate Number of Holdings
              Category            50-80
              Value Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Foreign Investment Risk
                                                          .Credit Risk
              .Issuer Risk          .Currency Risk        .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Class C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The Class C performance in the bar chart and the information to its right do not reflect the impact of sales charges (loads). It they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

15 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C



         [BAR CHART APPEARS HERE]                          More Recent Return
1989        11.17%         1994        -5.05%              Information
1990       -15.46%         1995        27.61%              --------------------
1991        33.24%         1996        24.40%              11/1/99-9/30/99
1992         7.78%         1997        34.90%                            -0.49%
1993        21.23%         1998        10.72%
                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     18.37%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -16.77%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (4/18/88)(/3/)
            --------------------------------------------------------------
         Class C                     9.76% 17.62%  13.93%   13.54%
            --------------------------------------------------------------
         Class D                    11.66% 18.52%  14.79%   14.40%
            --------------------------------------------------------------
         S&P 500 Index(/1/)         28.58% 24.06%  19.21%   18.87%
            --------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)              11.90% 16.50%  14.32%   14.23%
            --------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60%      0.25%               0.40%           1.25%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           A portion of          More than $5
and           Seeks maximum       the common            billion
Strategies    after-tax           stocks
              growth of           represented in
              capital             the S&P 500
                                  Index

                                                        Dividend
                                                        Frequency

                                                        At least
                                                        annually

              Fund
              Category            Approximate Number of Holdings
              Enhanced Index      More than
                                  200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund sells stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Growth Securities Risk
                                                          . Credit Risk
              . Issuer Risk         . Leveraging Risk     . Management Risk
              . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in September 1998 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

17 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Value Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           Undervalued           More than $2
and           Seeks long-term     larger                billion
Strategies    growth of           capitalization
              capital and         common stocks
              income

                                                        Dividend
                                                        Frequency


                                  Approximate           Quarterly
              Fund                Number of
              Category            Holdings
              Value Stocks        40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Credit Risk
              . Issuer Risk         . Management Risk
              . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered
            Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

19 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


[ANNUAL CHART APPEARS HERE]                                More Recent Return
                                                           Information
1992    13.15%        1996   20.34%                        --------------------
1993    16.41%        1997   26.21%                        1/1/99-9/30/99 5.18%
1994    -4.07%        1998   10.17%
1995    38.91%                                             Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     17.19%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.23%
[BAR CHART APPEARS HERE]
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/30/91)(/3/)
            -----------------------------------------------------------------------
         Institutional Class                         10.17% 17.39%  16.74%
            -----------------------------------------------------------------------
         Class D                                      9.86% 16.96%  16.30%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          28.58% 24.06%  19.51%
            -----------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  15.80% 18.42%  15.94%
            -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
                Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
                Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 20

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Mid-Cap
            Growth, Renaissance and Value Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Capital Appreciation, Growth, Mid-Cap Growth and Innovation Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Mid-Cap Growth Fund has significant exposure to this risk because it invests primarily in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk
            The Growth, Innovation, Renaissance and Tax-Efficient Equity Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives

21 PIMCO Funds: Multi-Manager Series
            for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities may experience more
Investment  rapid and extreme changes in value than Funds that invest
Risk        exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe, South Africa, or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign currencies and in securities
Risk        that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary
            Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Concentration
Risk
            Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. To the extent that a Fund invests in a relatively small number of issuers it will be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified Fund might be. Some of those issuers also may present substantial credit or other risks. The Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies.

Leveraging  Certain Funds may engage in transactions or purchase instruments
Risk that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest
Rate Risk
            To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such

                                                                   Prospectus 22
            as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Growth, Innovation and Renaissance Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                     Advisory Fees
            -------------------------------------------------------------------
         Capital Appreciation, Equity Income, Mid-Cap Growth and
          Value Funds                                                 0.45%
         Growth Fund                                                  0.50%
         Renaissance Fund                                             0.60%
         Innovation Fund                                              0.65%

             The Tax-Efficient Equity Fund was not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rate payable by the Tax-Efficient Equity Fund is 0.45%, stated as a percentage of the average daily net assets of the Fund.

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

23 PIMCO Funds: Multi-Manager Series

             PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             For the fiscal year ended June 30, 1999, Class D shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


         Fund                                              Administrative Fees*
            -------------------------------------------------------------------
         Capital Appreciation, Equity Income, Innovation,
          Mid-Cap Growth, Renaissance and Value Funds             0.65%

             *As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the 0.65% Administrative Fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the 0.65% Administrative Fees rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (0.40%).

             The Growth and Tax-Efficient Equity Funds did not offer Class D shares during the entire fiscal year ended June 30, 1999. Class D shareholders of each of these Funds pay administrative fees at the annual rate of 0.65%, stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares.

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


         Sub-Adviser*                             Funds
            ------------------------------------------------------------------------
         PIMCO Equity Advisors division of PIMCO  Growth, Innovation and Renaissance
         Advisors ("PIMCO Equity Advisors")
         1345 Avenue of the Americas, 50th Floor
         New York, NY 10105

            ------------------------------------------------------------------------
         Cadence Capital Management ("Cadence")   Capital Appreciation and
         Exchange Place, 53 State Street          Mid-Cap Growth
         Boston, MA 02109

            ------------------------------------------------------------------------
         NFJ Investment Group ("NFJ")             Equity Income and Value
         2121 San Jacinto, Suite 1840
         Dallas, TX 75201

            ------------------------------------------------------------------------
         Parametric Portfolio Associates          Tax-Efficient Equity
         ("Parametric")
         7310 Columbia Center, 701 Fifth Avenue
         Seattle, WA 98104

            *PIMCO Equity Advisors is a division of PIMCO Advisors. Each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO
Equity
Advisors
            A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

                                                                   Prospectus 24

             The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth and Innovation Funds prior to March 6, 1999 and for the Renaissance Fund prior to May 7, 1999.


         Fund        Portfolio Managers  Since  Recent Professional Experience
            -------------------------------------------------------------------
         Growth      Kenneth W. Corba    1999   Managing Director and Chief
                                                Investment Officer of PIMCO
                                                Equity Advisors and a Member of
                                                the Management Board of PIMCO
                                                Advisors. Prior to joining
                                                PIMCO Advisors, he was with
                                                Eagle Asset Management from
                                                1995 to 1998, serving in
                                                various capacities including as
                                                Chief Investment Officer and
                                                Portfolio Manager. He was with
                                                Stein Roe and Farnham Inc. from
                                                1984 to 1995, serving in
                                                various capacities including as
                                                Director of the Capital
                                                Management Group, Senior Vice
                                                President and Portfolio
                                                Manager.

         Innovation  Dennis P. McKechnie 1998   Portfolio Manager of PIMCO
                                                Equity Advisors. Prior to
                                                joining PIMCO Advisors, he was
                                                with Columbus Circle Investors
                                                from 1991 to 1999, where he
                                                managed equity accounts and
                                                served in various capacities
                                                including as Portfolio Manager
                                                for the Innovation Fund.
         Renaissance John K. Schneider   1999   Senior Portfolio Manager of
                                                PIMCO Equity Advisors. Prior to
                                                joining PIMCO Advisors, he was
                                                a partner and Portfolio Manager
                                                of Schneider Capital Management
                                                from 1996 to 1999, where he
                                                managed equity accounts for
                                                various institutional clients.
                                                Prior to that he was a member
                                                of the Equity Policy Committee
                                                and Director of Research at
                                                Newbold's Asset Management from
                                                1991 to 1996.


Cadence An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 1999 of approximately $6.5 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                        Recent Professional
         Fund           Portfolio Managers Since        Experience
            --------------------------------------------------------------------
         Capital       David B. Breed      1991         Managing Director, Chief
          Appreciation                     (Inception)  Executive Officer, Chief
                                                        Investment Officer and
                                                        founding partner of
                                                        Cadence. Member of the
                                                        Management Board of
                                                        PIMCO Advisors. He is a
                                                        research generalist and
                                                        has lead the team of
                                                        portfolio managers and
                                                        analysts since 1988. Mr.
                                                        Breed has managed
                                                        separate equity accounts
                                                        for many institutional
                                                        clients and has lead the
                                                        team that manages the
                                                        PIMCO Funds sub-advised
                                                        by Cadence since those
                                                        Funds' inception dates.

                       William B. Bannick  1992         Managing Director and
                                                        Executive Vice President
                                                        at Cadence. Mr. Bannick
                                                        is a research generalist
                                                        and Senior Portfolio
                                                        Manager for the Cadence
                                                        team. He has managed
                                                        separately managed
                                                        equity accounts for
                                                        various Cadence
                                                        institutional clients
                                                        and has been a member of
                                                        the team that manages
                                                        the PIMCO Funds sub-
                                                        advised by Cadence since
                                                        joining Cadence in 1992.

                       Katherine A. Burdon 1993         Managing Director and
                                                        Senior Portfolio Manager
                                                        at Cadence. Ms. Burdon
                                                        is a research generalist
                                                        and has managed
                                                        separately managed
                                                        equity accounts for
                                                        various Cadence
                                                        institutional clients
                                                        and has been a member of
                                                        the team that manages
                                                        the PIMCO Funds sub-
                                                        advised by Cadence since
                                                        joining Cadence in 1993.

                       Peter B. McManus    1994         Director, Account
                                                        Management at Cadence.
                                                        He has been a member of
                                                        the investment team at
                                                        Cadence and handles
                                                        client relationships of
                                                        separately managed
                                                        accounts, and has been a
                                                        member of the team that
                                                        manages the PIMCO Funds
                                                        sub-advised by Cadence
                                                        since joining Cadence in
                                                        1994. Previously, he
                                                        served as a Vice
                                                        President of Bank of
                                                        Boston from 1991 to
                                                        1994.

         Mid-Cap       Messrs. Breed,      Same as      See above.
          Growth       Bannick and         Capital
                       McManus and         Appreciation
                       Ms. Burdon          Fund

            An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ
            Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 1999 of approximately $2.2 billion.


NFJ

25 PIMCO Funds: Multi-Manager Series

             The following individuals at NFJ share primary responsibility for the noted Funds.


Fund           Portfolio Managers         Since
            -------------------------------------------------------------------------------------
Equity Income  Chris Najork               1991 (Inception)
Fund           Recent Professional Experience
Equity Income  Managing Director and founding partner of NFJ. He has 30 years' experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and
               analyst at NationsBank, which he joined in 1974.

               Benjamin J. Fischer        1991 (Inception)
               Managing Director and founding partner of NFJ. He has 32 years" experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income),
               Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Value          Messrs. Najork and Fischer 1991 (Inception)
               See above.
               Paul A. Magnuson           1995
               Principal at NFJ. He is a Portfolio Manager and Senior Research Analyst with 14 years' experience in equity analysis and portfolio management. Prior to joining
               NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of
               NationsBank, he was responsible for equity analytics and structured fund management.

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 1999 of approximately $3.9 billion.



             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.


Fund             Portfolio Managers Since
            ------------------------------------------------------------------------------------
Tax-Efficient       David Stein     1998 (Inception)
 Equity
Fund             Recent Professional Experience
            ------------------------------------------------------------------------------------
                 Managing Director of Parametric. He also serves as a Senior Porfolio Manager of PIMCO Equity Advisors. He has been with Parametric since 1996 where he leads the investment, research and product development activities. Previously, he served in Investment Research at GTE Corporation from 1995 to 1996, in
                 Equity Research at Vanguard Group from 1994 to 1995 and in Investment
                 Research at IBM Corporation from 1977 to 1994.

                    Tom Seto        1998 (Inception)
                 Vice President and Portfolio Manager of Parametric. Since joining Parametric in
                 1998, he has been responsible for management of Parametric's active U.S. equity strategies and has managed structured equity portfolios. Previously, he was with Barclays global Investors from 1991 to 1998, serving in various capacities including as head of U.S. Equity Index Investments and Portfolio Manager.


Disbributor
            The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for

                                                                   Prospectus 26
            which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time)(the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or the relevant Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General       . Financial Service Firms. Broker-dealers, registered investment
Information advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This Prospectus should be read in connection with your firm's materials regarding its fees and services.

              . Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

27 PIMCO Funds: Multi-Manager Series

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See
            "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment  The following investment minimums apply for purchases of Class D
Minimums    shares.


                    Initial Investment                  Subsequent Investments
                         -----------------------------------------------------
                     $2,500 per Fund                        $100 per Fund

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  You may exchange your Class D shares of any Fund for Class D
Shares shares of any other Fund or series of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the

                                                                   Prospectus 28
            preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange
            Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                            At Least Annually     Quarterly
            -------------------------------------------------------------
          Equity Income, Renaissance and                            .
           Value Funds
            -------------------------------------------------------------
          All other Funds                        .
            -------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional Class D shares of your
              Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm).
            This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

29 PIMCO Funds: Multi-Manager Series

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-
            PIMCO.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., on investments owned for more than 12 months). Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities
            and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

                                                                   Prospectus 30

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap Growth and Tax-Efficient Equity
            Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal conditions, the Equity Income and Value Funds each intend to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Growth, Innovation and Renaissance Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Mid-Cap Growth Fund has significant exposure to the risks described below because it invests primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Foreign
Securities
            The Growth, Innovation and Renaissance Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities").

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Growth, Innovation and Renaissance Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on

31 PIMCO Funds: Multi-Manager Series
            exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in countries with developing (or
Securities  "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S.
            dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Growth, Innovation and
            Renaissance Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to

                                                                   Prospectus 32
            changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Derivatives Each Fund (except the Capital Appreciation, Equity Income, Mid-Cap
            Growth and Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts and swap agreements. The Growth, Innovation, Renaissance and Tax-Efficient Equity Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Tax-Efficient Equity Fund may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

33 PIMCO Funds: Multi-Manager Series

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short
Sales
            Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling

                                                                   Prospectus 34
            transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Portfolio   With the exception of the Tax-Efficient Equity Fund, the length of
Turnover    time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may

35 PIMCO Funds: Multi-Manager Series
            be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  Each of the Funds may invest up to 5% of its assets in other
in Other    investment companies. As a shareholder of an investment company, a
Investment  Fund may indirectly bear service and other fees which are in
Companies   addition to the fees the Fund pays its service providers.

Year 2000   Many of the services provided to the Funds depend on the smooth
Readiness   functioning of computer systems. Many systems in use today cannot
Disclosure  distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO Advisors and its subsidiaries have surveyed the Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.
            Accordingly, PIMCO Advisors and the Sub-Advisers reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

Changes     The investment objective of each of the Growth, Innovation,
in          Renaissance and Tax-Efficient Equity Funds described in this
Investment Prospectus may be changed by the Board of Trustees without Objectives shareholder approval. The investment objective of each other Fund
and         is fundamental and may not be changed without shareholder
Policies    approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 36

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The Growth Fund did not offer Class D shares during the periods shown.

                                                            Net Realized/    Total Income   Dividends   Distributions
 Year or                    Net Asset Value      Net          Unrealized        (Loss)       From Net      From Net
  Period                       Beginning     Investment     Gain (Loss) on  From Investment Investment Realized Capital
  Ended                        of Period    Income (Loss)    Investments      Operations      Income        Gains
-----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund
  06/30/99                     $  26.01       $   0.06 (a)     $   2.34 (a)    $   2.40      $  (0.13)     $  (1.65)
  04/08/98-06/30/98               25.41           0.02 (a)         0.58 (a)        0.60          0.00          0.00
 Equity Income Fund
  06/30/99                     $  16.04       $   0.40 (a)     $   1.27 (a)    $   1.67      $  (0.36)     $  (1.76)
  04/08/98-06/30/98               16.71           0.09 (a)        (0.66)(a)       (0.57)        (0.10)         0.00
 Innovation Fund (i)
  06/30/99                     $  24.28       $  (0.29)(a)     $  14.79 (a)    $  14.50      $   0.00      $  (1.26)
  04/08/98-06/30/98               21.50          (0.05)(a)         2.83 (a)        2.78          0.00          0.00
 Mid-Cap Growth Fund
  06/30/99                     $  23.99       $   0.03 (a)     $  (0.04)(a)    $  (0.01)     $  (0.01)     $  (1.07)
  04/08/98-06/30/98               23.97           0.00 (a)         0.02 (a)        0.02          0.00          0.00
 Renaissance Fund (i)
  06/30/99                     $  19.10       $   0.00 (a)     $   1.45 (a)    $   1.45      $   0.00      $  (2.33)
  04/08/98-06/30/98               18.99           0.01 (a)         0.10 (a)        0.11          0.00          0.00
 Tax-Efficient Equity Fund
  07/10/98-06/30/99            $  10.00       $   0.03 (a)     $   1.56 (a)    $   1.59      $   0.00      $   0.00
 Value Fund
  06/30/99                     $  15.64       $   0.23 (a)     $   1.37 (a)    $   1.60      $  (0.23)     $  (1.72)
  04/08/98-06/30/98               15.99           0.04 (a)        (0.34)(a)       (0.30)        (0.05)         0.00

-------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(i) The information provided for the Innovation and Renaissance Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, 1999 and May 7, 1999, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

37 PIMCO Funds: Multi-Manager Series

                                                                                        Ratio of Net
Ditributionss                                                              Ratio of      Investment
 i Excess ofn                   Net Asset                                 Expenses to Income (Loss) to
 Nt Realizede        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
Caital Gainsp    Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ------------------------------------------------------------------------------------------------------------------
    $   0.00       $  (1.78)     $  26.63        10.17%      $    339        1.10%          0.24%           120%
        0.00           0.00         26.01         2.36            118        1.10*          0.27*            75
    $   0.00       $  (2.12)     $  15.59        12.21%      $    106        1.10%          2.73%            76%
        0.00          (0.10)        16.04        (3.43)           104        1.10*          2.23*            45
    $   0.00       $  (1.26)     $  37.52        61.62%      $ 18,366        1.30%         (0.89)%          119%
        0.00           0.00         24.28        12.93            139        1.30*         (0.99)*          100
    $   0.00       $  (1.08)     $  22.90         0.25%      $    359        1.10%         0.16%             85%
        0.00           0.00         23.99         0.08            142        1.10*         0.03*             66
    $   0.00       $  (2.33)     $  18.22        10.01%      $    192        1.25%         (0.02)%          221%
        0.00           0.00         19.10         0.58            126        1.25*          0.21*           192
    $   0.00       $   0.00      $  11.59        15.90%      $    869        1.11%*         0.30%*           13%
    $   0.00       $  (1.95)     $  15.29        12.00%      $    118        1.10%          1.61%           101%
        0.00          (0.05)        15.64        (1.85)            98        1.10*          1.23*            77

                                                                   Prospectus 38

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, CT 06902

            You may also contact your financial service firm for additional information.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            File No. 811-6161

          ---------------------------------------------------------------------
PIMCO     INVESTMENT ADVISER AND ADMINISTRATOR
Funds:    PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-    92660
Manager   ---------------------------------------------------------------------
Series    SUB-ADVISERS
          PIMCO Equity Advisors division of PIMCO Advisors L.P., Cadence CapitalManagement, NFJ Investment Group, Parametric Portfolio Asso-ciates
          ---------------------------------------------------------------------
          DISTRIBUTOR
          PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
          06902
          ---------------------------------------------------------------------
          CUSTODIAN
          Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105
          ---------------------------------------------------------------------
          SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
          First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940
          ---------------------------------------------------------------------
          INDEPENDENT ACCOUNTANTS
          PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
          ---------------------------------------------------------------------
          LEGAL COUNSEL
          Ropes & Gray, One International Place, Boston, MA 02110
          ---------------------------------------------------------------------
          For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                                    Rule 497(c)
                                                                    33-36528
                                                                    811-6161
            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 22 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of September 30, 1999,
Series      PIMCO Advisors and its affiliates managed approximately
            $256 billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

November    This Prospectus explains what you should know about the Funds
1, 1999     before you invest. Please read it carefully.


Share
Classes
Institutional
and
Administrative

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Renaissance Fund...............................................   5
           Growth Fund....................................................   7
           Core Equity Fund...............................................   9
           Target Fund....................................................  11
           Mid-Cap Equity Fund............................................  13
           Opportunity Fund...............................................  15
           Innovation Fund................................................  17
           International Growth Fund......................................  19
           Mega-Cap Fund..................................................  21
           Capital Appreciation Fund......................................  23
           Mid-Cap Growth Fund............................................  25
           Small-Cap Growth Fund..........................................  27
           Micro-Cap Growth Fund..........................................  29
           Equity Income Fund.............................................  31
           Value Fund.....................................................  33
           Value 25 Fund..................................................  35
           Small-Cap Value Fund...........................................  37
           Enhanced Equity Fund...........................................  39
           Tax-Efficient Equity Fund......................................  41
           Structured Emerging Markets Fund...............................  43
           Tax-Efficient Structured Emerging Markets Fund.................  45
           International Fund.............................................  47
         Summary of Principal Risks.......................................  49
         Management of the Funds..........................................  52
         Investment Options -- Institutional Class and Administrative
          Class Shares ...................................................  58
         Purchases, Redemptions and Exchanges.............................  59
         How Fund Shares Are Priced.......................................  64
         Fund Distributions...............................................  65
         Tax Consequences.................................................  66
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  66
         Financial Highlights.............................................  77

                                                                   Prospectus 2

            Summary Information

 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                  Approximate
                                                                                                  Number of
  Sub-Adviser      Fund           Investment Objective     Main Investments                       Holdings
 ------------------------------------------------------------------------------------------------------------
  PIMCO Equity     Renaissance    Long-term growth of      Common stocks having below-average        50-80
  Advisors                        capital and income       valuations where the company's
                                                           business fundamentals are expected to
                                                           improve
                   ------------------------------------------------------------------------------------------
                   Growth         Long-term growth of      Common stocks of companies with market    35-40
                                  capital; income is an    capitalizations of at least $5 billion
                                  incidental consideration
                   ------------------------------------------------------------------------------------------
                   Core Equity    Long-term growth of      Common stocks of companies with market     40
                                  capital, with income as  capitalizations of more than $10
                                  a secondary objective    billion
                   ------------------------------------------------------------------------------------------
                   Target         Capital appreciation; no Common stocks of companies with market    40-60
                                  consideration is given   capitalizations of between $1 billion
                                  to income                and $10 billion
                   ------------------------------------------------------------------------------------------
                   Mid-Cap Equity Long-term growth of      Common stocks of companies with market     40
                                  capital                  capitalizations of $1 billion to $10
                                                           billion
                   ------------------------------------------------------------------------------------------
                   Opportunity    Capital appreciation; no Common stocks of companies with market   60-100
                                  consideration is given   capitalizations of between $100
                                  to income                million and $2 billion
                   ------------------------------------------------------------------------------------------
                   Innovation     Capital appreciation; no Common stocks of technology-related        40
                                  consideration is given   companies with market capitalizations
                                  to income                of more than $200 million
                   ------------------------------------------------------------------------------------------
                   International  Long-term capital        An international portfolio of common     50-100
                   Growth         appreciation             stocks

 ------------------------------------------------------------------------------------------------------------
  Cadence Capital  Mega-Cap       Long-term growth of      Common stocks of companies with very      40-60
  Management                      capital                  large market capitalizations that have
                                                           improving fundamentals and whose stock
                                                           is reasonably valued by the market
                   ------------------------------------------------------------------------------------------
                   Capital        Growth of capital        Common stocks of companies with market   60-100
                   Appreciation                            capitalizations of at least $1 billion
                                                           that have improving fundamentals and
                                                           whose stock is reasonably valued by
                                                           the market
                   ------------------------------------------------------------------------------------------
                   Mid-Cap Growth Growth of capital        Common stocks of companies with market   60-100
                                                           capitalizations of more than $500
                                                           million (excluding the largest 200
                                                           companies) that have improving
                                                           fundamentals and whose stock is
                                                           reasonably valued by the market
                   ------------------------------------------------------------------------------------------
                   Small-Cap      Growth of capital        Common stocks of companies with market   60-100
                   Growth                                  capitalizations of more than $100
                                                           million (excluding the largest 1,000
                                                           companies) that have improving
                                                           fundamentals and whose stock is
                                                           reasonably valued by the market
                   ------------------------------------------------------------------------------------------
                   Micro-Cap      Long-term growth of      Common stocks of companies with market   60-100
                   Growth         capital                  capitalizations of less than $250
                                                           million that have improving
                                                           fundamentals and whose stock is
                                                           reasonably valued by the market

 ------------------------------------------------------------------------------------------------------------
  NFJ Investment   Equity Income  Current income as a      Income producing common stocks of         40-50
  Group                           primary objective; long- companies with market capitalizations
                                  term growth of capital   of more than $2 billion
                                  as a secondary objective
                   ------------------------------------------------------------------------------------------
                   Value          Long-term growth of      Common stocks of companies with market     40
                                  capital and income       capitalizations of more than $2
                                                           billion that are undervalued relative
                                                           to the market and their industry
                                                           groups
                   ------------------------------------------------------------------------------------------
                   Value 25       Long-term growth of      Approximately 25 common stocks of          25
                                  capital and income       companies with market capitalizations
                                                           of between $1 billion and $5 billion
                                                           and below-average price to earnings
                                                           ratios relative to their industry
                                                           groups
                   ------------------------------------------------------------------------------------------
                   Small-Cap      Long-term growth of      Common stocks of companies with market     100
                   Value          capital and income       capitalizations of between $100
                                                           million and $1.5 billion and below-
                                                           average price to earnings ratios
                                                           relative to the market and their
                                                           industry groups

 ------------------------------------------------------------------------------------------------------------

3 PIMCO Funds: Multi-Manager Series

                                                                                                       Approximate
                                                                                                       Number of
  Sub-Adviser           Fund           Investment Objective     Main Investments                       Holdings
 -----------------------------------------------------------------------------------------------------------------
  Parametric Portfolio  Enhanced       A total return which     Common stocks represented in the S&P     100-200
  Associates            Equity         equals or exceeds the    500 Index with market capitalizations
                                       total return performance of more than $5 billion
                                       of an index (currently
                                       the S&P 500 Index) that
                                       represents the
                                       performance of a
                                       reasonably broad
                                       spectrum of common
                                       stocks that are publicly
                                       traded in the U.S.
                        ------------------------------------------------------------------------------------------
                        Tax-Efficient  Maximum after-tax growth A broadly diversified portfolio of at     More
                        Equity         of capital               least 200 common stocks of companies      than
                                                                represented in the S&P 500 Index with      200
                                                                market capitalizations of more than $5
                                                                billion
                        ------------------------------------------------------------------------------------------
                        Structured     Long-term growth of      Common stocks of companies located in,    More
                        Emerging       capital                  or whose business relates to, emerging    than
                        Markets                                 markets                                    300
                        ------------------------------------------------------------------------------------------
                        Tax-Efficient  Long-term growth of      Common stocks of companies located in,    More
                        Structured     capital. The Fund also   or whose business relates to, emerging    than
                        Emerging       seeks to achieve         markets                                    300
                        Markets        superior after-tax
                                       returns for its
                                       shareholders by using a
                                       variety of tax-efficient
                                       management strategies

 -----------------------------------------------------------------------------------------------------------------
  Blairlogie Capital    International  Capital appreciation     Common stocks of foreign (non-U.S.)      200-250
  Management                           through investment in an issuers (developed and emerging
                                       international portfolio; markets) with market capitalizations income is an incidental  of more than $500 million
                                       consideration
 -----------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal risks,
and Fees       performance information and fees and expenses. A more detailed
               "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

                It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Prospectus 4

            PIMCO Renaissance Fund

                                                                                            Ticker Symbols: PRNIX (Inst. Class)
                                                                                                           PRFAX (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal Investments    Investment Objective          Fund Focus                              Approximate Capitalization Range
and Strategies           Seeks long-term growth of     Undervalued stocks with                 All capitalizations
                         capital and income            improving business fundamentals

                                                       Approximate Number of Holdings          Dividend Frequency
                                                       50-80                                   Quarterly

            The Fund seeks to achieve its investment objectie by normally investing at least 65% of its assets in common stocks of companies. with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk        . Foreign Investment Risk   . Credit Risk
              . Issuer Risk        . Currency Risk             . Management Risk
              . Value Securities
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1 fees) (if any) and administrative fees.
            Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

5 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [CHART APPEARS HERE]                            More Recent Return
                                                            Information
                                                            --------------------
            1989          12.45%                            1/1/99-9/30/9  0.37%
            1990         -14.47%
            1991          34.75%                            Highest and Lowest
            1992           9.02%                            Quarter Returns
            1993          22.62%                            (for periods shown
            1994          -3.95%                            in the bar chart)
            1995          29.06%                            --------------------
            1996          25.82%                            Highest (4th Qtr.
            1997          36.42%                            '98)          18.51%
            1998          11.83%                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -16.52%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                               Fund Inception
                                       1 Year 5 Years 10 Years (4/18/88)(/3/)
            -----------------------------------------------------------------
            Institutional Class        11.83% 18.93%  15.22%   14.83%
            -----------------------------------------------------------------
            Administrative Class       11.58% 18.64%  14.93%   14.55%
            -----------------------------------------------------------------
            S&P 500 Index(/1/)         28.58% 24.06%  19.21%   18.87%
            -----------------------------------------------------------------
            Lipper Equity Income Fund
             Average(/2/)              11.90% 16.50%  14.32%   14.23%
            -----------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            --------------------------------------------------------------------
            Institutional   0.60%    None           0.25%         0.85%
            --------------------------------------------------------------------
            Administrative  0.60     0.25%          0.25          1.10
            --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class           Year 1             Year 3             Year 5             Year 10
            --------------------------------------------------------------------------------------
            Institutional          $ 87               $271               $471              $1,049
            --------------------------------------------------------------------------------------
            Administrative          112                350                606               1,340
            --------------------------------------------------------------------------------------

                                                                   Prospectus 6

            PIMCO Growth Fund

                                                                                                   Ticker Symbols: N/A . Class)
                                                                                                           PGFAX (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal Investments    Investment Objective          Fund Focus                              Approximate Capitalization Range
and Strategies           Seeks long-term growth of     Larger capitalization                   At least $5 billion
                         capital and income            common stocks
                         is an incidental
                         consideration

                                                       Approximate Number of Holdings          Dividend Frequency
                                                       35-40                                   At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk        . Foreign Investment Risk   . Credit Risk
              . Issuer Risk        . Currency Risk             . Management Risk
              . Growth Securities
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund did not offer Institutional Class or Administrative Class shares during the periods shown. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1 fees) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

7 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

              [BAR CHART APPEARS HERE]
                                                            More Recent Return
                                                            Information
                                                            --------------------
            1989         37.45%                             1/1/99-9/30/99 2.66%
            1990          0.29%
            1991         41.88%                             Highest and Lowest
            1992          2.08%                             Quarter Returns
            1993          9.32%                             (for periods shown
            1994         -0.75%                             in the bar chart)
            1995         27.47%                             --------------------
            1996         17.52%                             Highest (4th Qtr.
            1997         21.84%                             '98)          25.12%
            1998         38.90%                             --------------------
                                                            Lowest (3rd Qtr.
                                                            '90)         -13.14%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                            Fund Inception
                                               1 Year   5 Years   10 Years  (2/24/84)(/3/)
            ------------------------------------------------------------------------------
            Class C                            37.90%   20.27%    18.57%    17.98%
            ------------------------------------------------------------------------------
            Institutional Class                40.47%   21.64%    19.92%    19.33%
            ------------------------------------------------------------------------------
            Administrative Class               40.13%   21.34%    19.63%    19.03%
            ------------------------------------------------------------------------------
            S&P 500 Index(/1/)                 28.58%   24.06%    19.21%    18.44%
            ------------------------------------------------------------------------------
            Lipper Growth Fund Average(/2/)    23.42%   18.74%    16.74%    15.58%
            ------------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on
                2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Distribution                     Total Annual
                              Advisory    and/or Service   Other           Fund Operating
            Share Class        Fees       (12b-1) Fees     Expenses(/1/)   Expenses
            ------------------------------------------------------------------------------
            Institutional     0.50%       None             0.25%           0.75%
            ------------------------------------------------------------------------------
            Administrative    0.50        0.25%            0.25            1.00
            ------------------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class            Year 1        Year 3        Year 5         Year 10
            ------------------------------------------------------------------------------
            Institutional          $ 77          $240          $417           $  930
            ------------------------------------------------------------------------------
            Administrative          102           318           552            1,225
            ------------------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Core Equity Fund

                                                                                             Ticker Symbols: PCFIX (Inst. Class)
                                                                                                            PCEAX (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal Investments    Investment Objective          Fund Focus                              Approximate Capitalization Range
and Strategies           Seeks long-term growth of     Larger capitalization                   More than $10 billion
                         capital and income            common stocks
                         as a Secondary                                                        Dividend Frequency
                         Objective                     Approximate Number of Holdings          At least annually
                                                       40



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The Fund usually invests in approximately 40 common stocks. The
            Fund attempts to achieve a higher total return performance than the S&P 500 Index over a reasonable measurement period. In selecting stocks, the portfolio managers use two distinct investment disciplines. Approximately 50% of the value of the Fund's portfolio will be selected using a "Growth" style. The portfolio manager of this Growth segment seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth, high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks in the Growth segment when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive. The remainder of the Fund's portfolio (approximately 50% of its value) will be selected using a "Value" style. The portfolio manager of this Value segment invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk         .Growth Securities Risk      .Credit Risk
             .Issuer Risk         .Foreign Investment Risk     .Management Risk
             .Value Securities    .Currency Risk
              Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (5/31/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

9 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
            [BAR CHART APPEARS HERE]                        Information
                                                            --------------------
                                                            1/1/99-9/30/99 5.33%
            1995        27.96%
            1996        17.95%                              Highest and Lowest
            1997        25.32%                              Quarter Returns
            1998        41.06%                              (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          24.90%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -11.38%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                      Fund Inception
                                                 1 Year               (12/28/94)(/3/)
         ----------------------------------------------------------------------------
         Institutional Class                     41.06%               27.77%
         ----------------------------------------------------------------------------
         Administrative Class                    40.47%               27.41%
         ----------------------------------------------------------------------------
         S&P 500 Index(/1/)                      28.58%               30.51%
         ----------------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)         23.42%               24.41%
         ----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.57%    None           0.25%         0.82%
         ---------------------------------------------------------------------
         Administrative  0.57     0.25%          0.25          1.07
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ------------------------------------------------------------------
         Institutional   $ 84     $262           $455          $1,014
         ------------------------------------------------------------------
         Administrative   109      340            590           1,306
         ------------------------------------------------------------------

                                                                  Prospectus  10

            PIMCO Target Fund
                                              Ticker Symbols: N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Medium                 Capitalization Range
and           Seeks capital        capitalization         Between $1 billion and
Strategies    appreciation; no     common stocks          $10 billion
              consideration is
              given to income      Approximate Number     Dividend Frequency
                                   of Holdings            At least annually
                                   40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio managers believe that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk              .Smaller Company Risk  .Currency Risk
              .Issuer Risk              .Liquidity Risk        .Credit Risk
              .Growth Securities Risk   .Foreign Investment    .Management Risk
                                         Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Institutional Class or Administrative Class shares during the periods shown. Although Class A, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1 fees) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Prior to March 6, 1999, Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

            [BAR CHART APPEARS HERE]
                                                            More Recent Return
                                                            Information
               1993          24.52%                         --------------------
               1994           3.09%                         1/1/99-9/30/99_8.62%
               1995          30.31%
               1996          15.68%                         Highest and Lowest
               1997          15.44%                         Quarter Returns
               1998          23.27%                         (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          21.18%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -13.15%








                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                               Fund Inception
                                            1 Year   5 Years   (12/17/92)(/3/)
         ---------------------------------------------------------------------
         Class A                            17.32%   16.76%    18.27%
         ---------------------------------------------------------------------
         Institutional Class                24.64%   18.67%    19.94%
         ---------------------------------------------------------------------
         Administrative Class               24.33%   18.37%    19.65%
         ---------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)         19.12%   18.85%    18.02%
         ---------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   12.39%   14.86%    14.68%
         ---------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.55%    None           0.25%         0.80
         ---------------------------------------------------------------------
         Administrative  0.55     0.25%          0.25          1.05
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         --------------------------------------------------------------------
         Institutional   $ 82     $255           $444          $  990
         --------------------------------------------------------------------
         Administrative   107      334            579           1,283
         --------------------------------------------------------------------

                                                                  Prospectus  12

            PIMCO Mid-Cap Equity Fund
                                            Ticker Symbols: PMEIX (Inst. Class)
                                                            N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal       Investment Objective    Fund Focus          Approximate
Investments     Seeks long-term         Medium and large    Capitalization Range
and             growth of               capitalization      $1 billion to $10
Strategies      capital                 common stocks       billion

                                                            Dividend Frequency
                                        Approximate         At least annually
                                        Number of Holdings
                                        40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion to $10 billion at the time of investment.

             The Fund usually invests in approximately 40 common stocks. In selecting stocks, the portfolio managers use two distinct investment disciplines. Approximately 50% of the value of the Fund's portfolio will be selected using a "Growth" style. The portfolio manager of this Growth segment seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth, high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks in the Growth segment when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive. The remainder of the Fund's portfolio (approximately 50% of its value) will be selected using a "Value" style. The portfolio manager of this Value segment invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk             . Smaller Company Risk  . Currency Risk
             . Issuer Risk             . Liquidity Risk        . Credit Risk
             . Value Securities Risk   . Foreign Investment    . Management Risk
             . Growth Securities Risk    Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (8/21/97), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Prior to July 1, 1999, the
            Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

13 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

             [BAR CHART APPEARS HERE]
                                                            More Recent Return
                                                            Information
                                                            --------------------
            1995       31.72%                               1/1/99-9/30/99 8.34%
            1996       17.31%
            1997       16.22%                               Highest and Lowest
            1998       29.89%                               Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          22.19%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -11.53%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                    Fund Inception
                                                 1 Year             (12/28/94)(/3/)
         --------------------------------------------------------------------------
         Institutional Class                     29.89%             23.53%
         --------------------------------------------------------------------------
         Administrative Class                    29.56%             23.23%
         --------------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)              19.12%             25.22%
         --------------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)        12.39%             19.91%
         --------------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.63%    None           0.25%         0.88%
         ---------------------------------------------------------------------
         Administrative  0.63     0.25%          0.25          1.13
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1      Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 90         $281           $488          $1,084
         ---------------------------------------------------------------------
         Administrative   115          359            622           1,375
         ---------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Opportunity Fund
                                              Ticker Symbols: N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal       Investment Objective    Fund Focus          Approximate
Investments     Seeks capital           Smaller             Capitalization Range
and             appreciation; no        capitalization      Between $100 million
Strategies      consideration is        common stocks       and $2 billion
                given to income
                                        Approximate         Dividend Frequency
                                        Number of Holdings  At least annually
                                        60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Smaller Company Risk     . Currency Risk
              . Issuer Risk         . Liquidity Risk           . Credit Risk
              . Growth Securities   . Foreign Investment Risk  . Management Risk
                Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund did not offer Institutional Class or Administrative Class shares during the periods shown. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1 fees) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

15  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

             [BAR CHART APPEARS HERE]
                                                           More Recent Return
                                                           Information
                                                           ---------------------
            1989           30.65%                          1/1/99-
            1990           -7.34%                          9/30/99        12.55%
            1991           68.08%
            1992           28.46%                          Highest and Lowest
            1993           36.16%                          Quarter Returns
            1994           -4.74%                          (for periods shown
            1995           41.43%                          in the bar chart)
            1996           11.54%                          ---------------------
            1997           -4.75%                          Highest (1st Qtr.
            1998            1.29%                          '91)          28.66%
                                                           ---------------------
                                                           Lowest (3rd Qtr.
                                                           '98)         -25.78%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                               Fund Inception
                                      1 Year  5 Years 10 Years (2/24/84)(/3/)
         --------------------------------------------------------------------
         Class C                        0.47%   7.73%  17.84%   16.39%
         --------------------------------------------------------------------
         Institutional Class            2.48%   8.97%  19.19%   17.72%
         --------------------------------------------------------------------
         Administrative Class           2.22%   8.70%  18.90%   17.43%
         --------------------------------------------------------------------
         Russell 2000 Index(/1/)       -2.55% 11.86%   12.92%   11.92%
         --------------------------------------------------------------------
         Lipper Capital Appreciation
          Fund Average(/2/)            20.49% 15.02%   14.08%   12.85%
         --------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)  None


            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.65%    None           0.25%         0.90%
         --------------------------------------------------------------------
         Administrative  0.65     0.25%          0.25          1.15
         --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         --------------------------------------------------------------------
         Institutional   $ 92     $287           $498          $1,108
         --------------------------------------------------------------------
         Administrative   117      365            633           1,398
         --------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Innovation Fund
                                             Ticker Symbols: N/A (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus             Approximate
Investments   Objective          Common stocks of       Capitalization Range
and           Seeks capital      technology-            More than $200 million
Strategies    appreciation; no   related
              consideration      companies
              given to income

                                                        Dividend Frequency
                                 Approximate Number     At least annually
                                 of Holdings
                                 40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Smaller Company Risk     .Currency Risk
              .Issuer Risk            .Liquidity Risk           .Credit Risk
              .Concentration Risk     .Foreign Investment Risk  .Management Risk
              .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Institutional Class or Administrative Class shares during the periods shown. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1 fees) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

17  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

             [BAR CHART APPEARS HERE]
                                                            More Recent Return
                                                            Information
                                                            --------------------
            1995        45.33%                              1/1/99-
            1996        23.60%                              9/30/99       32.91%
            1997         9.03%
            1998        79.41%                              Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          37.19%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '97)         -12.56%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                                          1 Year (12/22/94)(/3/)
         -----------------------------------------------------------------------
         Class A                                          69.54% 34.67%
         -----------------------------------------------------------------------
         Institutional Class                              80.11% 37.12%
         -----------------------------------------------------------------------
         Administrative Class                             79.67% 36.78%
         -----------------------------------------------------------------------
         S&P 500 Index(/1/)                               28.58% 30.51%
         -----------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  51.44% 25.21%
         -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.65%    None           0.25%         0.90%
         ---------------------------------------------------------------------
         Administrative  0.65     0.25%          0.25          1.15
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 92     $287           $498          $1,108
         ---------------------------------------------------------------------
         Administrative   117      365            633           1,398
         ---------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO International Growth Fund
                                             Ticker Symbols: PIGIX (Inst. Class)
                                                             N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Common stocks of        Capitalization Range
and           Seeks long-term   foreign (non-           At least $2 billion
Strategies    capital           U.S.) issuers
              appreciation

                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                50-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks. Although the Fund normally invests in securities traded principally in developed foreign securities markets, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets.

             In making investment decisions for the Fund, the portfolio managers attempt to identify growth companies whose securities are trading at a reasonable price. They first rank the companies in the Fund's international investment universe according to a number of growth characteristics, including earnings growth, dividend growth, profit growth and the company's history of meeting earnings targets. The portfolio managers then screen this ranking in order to eliminate stocks that appear to be overvalued, based on factors such as price-to-earnings, price-to-book and price-to-cash flow ratios. They then construct a portfolio for the Fund that is reasonably diversified across countries, industries and market capitalizations. The portfolio managers sell a stock when the company's growth characteristics are deteriorating or when the stock's valuation becomes excessive. Stocks are also sold in order to rebalance the Fund's country, industry and/or market capitalization weightings.

             The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar. It may also invest directly in foreign currencies and invest up to 10% of its assets in other investment companies.

             The Fund intends to be fully invested in the securities discussed above (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             .Foreign Investment   .Growth Securities Risk   .Concentration Risk
              Risk                  Risk
             .Currency Risk        .Value Securities Risk    .Credit Risk
             .Market Risk          .Smaller Company Risk     .Management Risk
             .Issuer Risk          .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to July
            1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

19  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

           [BAR CHART OF TOTAL RETURNS APPEARS HERE]
               1998       39.40%                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/99-
                                                            9/30/99______42.56%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          25.14%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -17.79%



                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                                    1 Year       (12/31/97)(/3/)
         -----------------------------------------------------------------------
         Institutional Class                        39.40%       39.40%
         -----------------------------------------------------------------------
         Administrative Class                       39.06%       39.06%
         -----------------------------------------------------------------------
         MSCI EAFE Index(/1/)                       20.34%       20.34%
         -----------------------------------------------------------------------
         Lipper International Fund Average(/2/)     12.99%       12.99%
         -----------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.85%    None           0.50%         1.35%
         ---------------------------------------------------------------------
         Administrative  0.85     0.25%          0.50          1.60
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $137     $428           $739          $1,624
         ---------------------------------------------------------------------
         Administrative   163      505            871           1,900
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Mega-Cap Fund
                                              Ticker Symbols: N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus
Investments   Objective          Very large               Approximate
and           Seeks long-term    capitalization           Capitalization Range
Strategies    growth of capital  common stocks            The largest 250
                                                          publicly traded
                                 Approximate Number       companies (in terms
                                 of Holdings              of market
                                 40-60                    capitalizations)

                                                          Dividend Frequency
                                                          At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very large market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 250 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top portion of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk      .Value Securities Risk      .Credit Risk
              .Issuer Risk      .Growth Securities Risk     .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in September 1999 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

21  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating Fee         Net
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Waiver(/2/) Expenses(/2/)
            -------------------------------------------------------------------------------------------
            Institutional   0.45%    None           0.55%         1.00%          0.30%       0.70%
            -------------------------------------------------------------------------------------------
            Administrative  0.45     0.25%          0.55          1.25           0.30        0.95
            -------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the
                Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and 0.30% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (2) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.


            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

            Share Class            Year 1               Year 3
            -----------------------------------------------------------------------------------
            Institutional           $72                  $224
            -----------------------------------------------------------------------------------
            Administrative           97                   303
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.

                                                                   Prospectus 22

            PIMCO Capital Appreciation Fund
                                            Ticker Symbols: PAPIX (Inst. Class)
                                                            PICAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus
Investments   Objective          Larger                   Approximate
and           Seeks growth of    capitalization           Capitalization Range
Strategies    capital            common stocks            At least $1 billion

                                                          Dividend Frequency
                                 Approximate Number       At least annually
                                 of Holdings
                                 60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk     .Value Securities Risk       .Credit Risk
              .Issuer Risk     .Growth Securities Risk      .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

23  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [BAR CHART APPEARS HERE]             More Recent Return
                                                 Information
                                                 -------------------------------
            1992            7.51%                1/1/99-9/30/9            -0.92%
            1993           17.70%
            1994           -4.26%                Highest and Lowest Quarter
            1995           37.14%                Returns (for periods shown
            1996           26.79%                in the bar chart)
            1997           34.22%                -------------------------------
            1998           17.59%                Highest (4th Qtr. '98)   19.68%
                                                 -------------------------------
                                                 Lowest (3rd Qtr. '98)   -14.16%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
         ----------------------------------------------------------------------------
         Institutional Class                            17.59% 21.32%  19.74%
         ----------------------------------------------------------------------------
         Administrative Class                           17.26% 21.02%  19.45%
         ----------------------------------------------------------------------------
         S&P 500 Index(/1/)                             28.58% 24.06%  19.58%
         ----------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  20.49% 15.02%  14.91%
         ----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Institutional Class or Administrative Class shares of the
Fund        Fund:

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                 Prospectus 24

            PIMCO Mid-Cap Growth Fund
                                            Ticker Symbols: PMGIX (Inst. Class)
                                                            PMCGX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Medium                  Capitalization Range
and           Seeks growth of   capitalization          More than $500 million
Strategies    capital           common stocks           (excluding the largest
                                                        200 companies)

                                Approximate Number      Dividend Frequency
                                of Holdings             At least annually
                                60-100


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk             .Growth Securities Risk  .Credit Risk
             .Issuer Risk             .Smaller Company Risk    .Management Risk
             .Value Securities Risk   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

25  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [BAR CHART APPEARS HERE]
                                                            More Recent Return
            1992         9.18%                              Information
            1993        15.77%                              --------------------
            1994        -2.36%                              1/1/99-9/30/99 -8.22
            1995        37.29%
            1996        23.36%                              Highest and Lowest
            1997        34.17%                              Quarter Returns
            1998         7.93%                              (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          17.77%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -14.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                  Fund Inception
                                               1 Year   5 Years   (8/26/91)(/3/)
            --------------------------------------------------------------------
            Institutional Class                 7.93%   19.08%       18.23%
            --------------------------------------------------------------------
            Administrative Class                7.81%   18.81%       17.95%
            --------------------------------------------------------------------
            Russell Mid-Cap Index(/1/)         10.09%   17.34%       17.18%
            --------------------------------------------------------------------
            Lipper Mid-Cap Fund Average(/2/)   12.39%   14.86%       14.76%
            --------------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Distribution                  Total Annual
                            Advisory  and/or Service  Other         Fund Operating
            Share Class       Fees    (12b-1) Fees    Expenses(/1/) Expenses
            ----------------------------------------------------------------------
            Institutional   0.45%   None            0.25%         0.70%
            ----------------------------------------------------------------------
            Administrative  0.45    0.25%           0.25          0.95
            ----------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class     Year 1   Year 3         Year 5        Year 10
            --------------------------------------------------------------------
            Institutional   $72      $224           $390          $  871
            --------------------------------------------------------------------
            Administrative   97       303            525           1,166
            --------------------------------------------------------------------

                                                               Prospectus     26

            PIMCO Small-Cap Growth Fund
                                            Ticker Symbols: PSCIX (Inst. Class)
                                                            PSGAX (Admin. Class)
--------------------------------------------------------------------------------
Principal    Investment       Fund Focus           Approximate
Investments  Objective        Smaller              Capitalization Range
and          Seeks growth of  capitalization       More than $100 million
Strategies   capital          common stocks        (excluding the largest
                                                   1,000 companies)

                              Approximate Number   Dividend Frequency
                              of Holdings          At least annually
                              60-100


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with smaller market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $100 million, but excluding the 1,000 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk            . Growth Securities Risk  . Credit Risk
             . Issuer Risk            . Smaller Company Risk    . Management
             . Value Securities Risk  . Liquidity Risk            Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (9/27/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

27   PIMCO Funds: Multi-Manager Series

              Calendar Year Total Returns -- Institutional Class

            [BAR CHART APPEARS HERE]               More Recent Return
                                                   Information
                                                   -----------------------------
            1992        16.69%                     1/1/99-9/30/9          10.21%
            1993        24.45%
            1994         0.54%                     Highest and Lowest Quarter
            1995        21.85%                     Returns (for periods shown
            1996        16.84%                     in the bar chart)
            1997        26.72%                     -----------------------------
            1998        -8.50%                     Highest (2nd Qtr. '97) 18.48%
                                                   -----------------------------
                                                   Lowest (3rd Qtr. '98) -24.84%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (1/7/91)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                  -8.50%   10.66%    18.44%
         ----------------------------------------------------------------------
         Administrative Class                 -8.89%   10.49%    18.22%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              -2.55%   11.86%    17.37%
         ----------------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)   -0.23%   13.12%    17.69%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 1/7/91. Index comparisons begin on 12/31/90.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   1.00%    None           0.25%         1.25%
         ---------------------------------------------------------------------
         Administrative  1.00     0.25%          0.25          1.50
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $127     $397           $686          $1,511
         ---------------------------------------------------------------------
         Administrative   153      474            818           1,791
         ---------------------------------------------------------------------

                                                                 Prospectus 28

            PIMCO Micro-Cap Growth Fund
                                            Ticker Symbols: PMCIX  (Inst. Class)
                                                            PMGAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks long-term        Very small         Capitalization Range
and           growth of capital      capitalization     Less than $250
Strategies                           common stocks      million

                                                        Dividend Frequency
                                   Approximate Number   At least annually
                                   of Holdings
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very small market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations less than $250 million. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 3% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Market Risk           .  Growth Securities Risk  .  Credit Risk
              .  Issuer Risk           .  Smaller Company Risk    .  Management
              .  Value Securities Risk .  Liquidity Risk             Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

29   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

             BAR CHART APPEARS HERE]                        More Recent Return
                                                             Information
                                                            --------------------
            1994         1.02%                              1/1/99-9/30/9
            1995        36.25%                              -6.99%
            1996        23.83%
            1997        36.69%                              Highest and Lowest
            1998        -3.88%                              Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '97)         21.61%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -20.71%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (6/25/93)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                  -3.88%   17.50%    19.21%
         ----------------------------------------------------------------------
         Administrative Class                 -4.08%   17.21%    18.92%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              -2.55%   11.86%    12.95%
         ----------------------------------------------------------------------
         Lipper Micro-Cap Fund Average(/2/)    3.87%   11.94%    13.11%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalized weighted broad based index of small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Micro-Cap Fund Average is a total return
                performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $300 million at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   1.25%    None           0.25%         1.50%
         ---------------------------------------------------------------------
         Administrative  1.25     0.25%          0.25          1.75
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $153     $474           $818          $1,791
         ---------------------------------------------------------------------
         Administrative   178      551            949           2,062
         ---------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Equity Income Fund
                                            Ticker Symbols: PEIIX  (Inst. Class)
                                                            PINAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus             Approximate
Investments   Seeks current         Income producing       Capitalization Range
and           income as a           common stocks with     More than $2 billion
Strategies    primary               potential for capital
              objective, and        appreciation
              long-term growth
              of capital as a
              secondary
              objective
                                                           Dividend Frequency
                                    Approximate Number of  Quarterly
                                    Holdings
                                    40-50

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (or dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Market Risk    .  Value Securities Risk   .  Management Risk
              .  Issuer Risk    .  Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

31   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [CHART APPEARS HERE]                  More Recent Return
                                                  Information
                                                  ------------------------------
            1992         14.75%                   1/1/99-9/30/9            0.80%
            1993          8.47%
            1994         -1.61%                   Highest and Lowest Quarter
            1995         33.47%                   Returns (for periods shown
            1996         21.48%                   in the bar chart)
            1997         31.38%                   ------------------------------
            1998          8.37%                   Highest (4th Qtr. '98)  13.98%
                                                  ------------------------------
                                                  Lowest (3rd Qtr. '98)  -10.93%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                Fund Inception
                                                 1 Year 5 Years (3/8/91)(/3/)
         ---------------------------------------------------------------------
         Institutional Class                      8.37% 17.83%  16.51%
         ---------------------------------------------------------------------
         Administrative Class                     8.12% 17.54%  16.22%
         ---------------------------------------------------------------------
         S&P 500 Index(/1/)                      28.58% 24.06%  19.58%
         ---------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)  11.90% 16.50%  15.59%
         ---------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Value Fund
                                            Ticker Symbols: PDLIX (Inst. Class)
                                                            PVLAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Approximate
Investments   Seeks long-term        Undervalued          Capitalization Range
and           growth of              larger               More than $2 billion
Strategies    capital and            capitalization
              income                 common stocks

                                                          Dividend Frequency
                                     Approximate Number   Quarterly
                                     of Holdings
                                     40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk     . Value Securities Risk    . Management Risk
              . Issuer Risk     . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the chart and Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

33   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [BAR CHART APPEARS HERE]              More Recent Return
                                                  Information
                                                  ------------------------------
            1992           13.15%                 1/1/99-9/30/9            5.18%
            1993           16.41%
            1994           -4.07%                 Highest and Lowest Quarter
            1995           38.91%                 Returns (for periods shown
            1996           20.34%                 in the bar chart)
            1997           26.21%                 ------------------------------
            1998           10.17%                 Highest (4th Qtr. '98)  17.19%
                                                  ------------------------------
                                                  Lowest (3rd Qtr. '98)  -13.23%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/30/91)(/3/)
         --------------------------------------------------------------------------
         Institutional Class                         10.17% 17.39%  16.74%
         --------------------------------------------------------------------------
         Administrative Class                         9.77% 17.10%  16.45%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          28.58% 24.06%  19.51%
         --------------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  15.80% 18.42%  15.94%
         --------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Value 25 Fund
                                             Ticker Symbols: N/A (Inst. Class)
                                                             N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus          Approximate
Investments   Seeks long-term        Undervalued         Capitalization Range
and           growth of              medium              Between $1 billion and
Strategies    capital and            capitalization      $5 billion
              income                 common stocks

                                                         Dividend Frequency
                                     Approximate Number  At least annually
                                     of Holdings
                                     25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $1 billion and $5 billion at the time of investment and below average P/E ratios relative to their respective industry groups. The Fund normally invests in approximately 25 common stocks. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            600 stocks of companies within the Fund's capitalization range. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. The portfolio managers then select approximately 25 stocks, each representing a different industry group. Each stock has close to equal weighting in the portfolio. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Market Risk             .  Smaller Company Risk  .  Credit Risk
              .  Issuer Risk             .  Liquidity Risk        .  Management
              .  Value Securities Risk   .  Concentration Risk       Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in July 1998 and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

35   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and These tables describe the fees and expenses you may pay if you buy Expenses and hold Institutional Class or Administrative Class shares of the
of the    Fund:
Fund

          Shareholder Fees (fees paid directly from your investment)None

          Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                        Distribution                   Total Annual
                          Advisory      and/or Service  Other          Fund Operating
          Share Class     Fees          (12b-1) Fees    Expenses(/1/)  Expenses
          ------------------------------------------------------------------------
          Institutional    0.50%        None             0.25%          0.75%
          ------------------------------------------------------------------------
          Administrative   0.50         0.25%            0.25           1.00
          ------------------------------------------------------------------------

          (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

          Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


          Share Class     Year 1        Year 3          Year 5         Year 10
          ------------------------------------------------------------------------
          Institutional   $ 77          $240             $417           $  930
          ------------------------------------------------------------------------
          Administrative   102           318              552            1,225
          ------------------------------------------------------------------------

                                                                 Prospectus   36

            PIMCO Small-Cap Value Fund
                                            Ticker Symbols: PSVIX (Inst. Class)
                                                            PVADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus            Approximate
Investments   Seeks long-term        Undervalued           Capitalization Range
and           growth of              smaller               Between $100 million
Strategies    capital and            capitalization        and $1.5 billion
              income                 common stocks

                                                           Dividend Frequency
                                     Approximate Number    At least annually
                                     of Holdings
                                     100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

              From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk           . Smaller Company Risk   . Credit Risk
              . Issuer Risk           . Liquidity Risk         . Management Risk
              . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

37   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [CHART APPEARS HERE]                  More Recent Return
                                                  Information
                                                  ------------------------------
            1992       18.27%                     1/1/99-9/30/9           -4.69%
            1993       13.39%
            1994       -4.07%                     Highest and Lowest Quarter
            1995       24.98%                     Returns (for periods shown
            1996       27.22%                     in the bar chart)
            1997       34.47%                     ------------------------------
            1998       -9.16%                     Highest (3rd Qtr. '97)  15.91%
                                                  ------------------------------
                                                  Lowest (3rd Qtr. '98)  -18.61%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (10/1/91)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                  -9.16%   13.62%    14.78%
         ----------------------------------------------------------------------
         Administrative Class                 -9.37%   13.33%    14.49%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              -2.55%   11.86%    14.13%
         ----------------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)   -0.23%   13.12%    14.69%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)
                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
         ---------------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 87     $271           $471          $1,049
         ---------------------------------------------------------------------
         Administrative   112      350            606           1,340
         ---------------------------------------------------------------------

                                                                   Prospectus 38

            PIMCO Enhanced Equity Fund

                                                                                           Ticker Symbols: PEEIX (Inst. Class)
                                                                                                           PEQAX (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal           Investment Objective                    Fund Focus                         Approximate Capitalization Range
Investments and     Seeks to provide a total return         A portion of the common stocks     More than $5 billion
Strategies          which equals or exceeds the total       represented in the S&P 500
                    return performance of an index          Index
                    (currently the S&P 500 Index) that                                         Dividend Frequency
                    represents the performance of a         Approximate Number of Holdings     At least annually
                    reasonably broad spectrum of            100-200
                    common stocks that are publicly
                    traded in the U.S.

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks represented in the S&P 500 Index.

             In making investment decisions for the Fund, the portfolio managers first rank the stocks in the S&P 500 Index using a quantitative model that analyses each stock's exposure to both growth factors (including company revenues and cash flows, reported and estimated earnings and earnings estimates revisions) and value factors (including relative stock price and price-to-earnings ratios). The rankings give more weight to stocks with rising earnings expectations where the stock price reflects reasonable valuation relative to other stocks in the same industry sector.

             Using these rankings, the portfolio managers construct a sector-
            neutral portfolio of between 100 to 200 stocks designed to have above-average total return potential relative to the S&P 500 Index. The portfolio managers also use a computer optimization model to provide risk-controlled exposure to the S&P 500 Index, such that the portfolio ordinarily has no greater volatility than the index and provides diversification across the industry sectors represented in the index. The portfolio managers attempt to maintain this balance through frequent and modest restructuring of the portfolio. A stock is sold when it drops significantly in the portfolio managers' rankings or when a replacement is necessary to maintain the Fund's balance of risk relative to the S&P 500 Index.

             Notwithstanding these strategies, there is no assurance that the
            Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund may invest in stocks of foreign issuers if included in the S&P 500. The Fund may change the index upon which it bases its performance without shareholder approval, although it does not expect to make such a change under ordinary circumstances.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Growth Securities Risk     .Leveraging Risk
              .Issuer Risk          .Foreign Investment Risk    .Credit Risk
              .Value Securities     .Currency Risk              .Management Risk
               Risk.

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1 fees) and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

39 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

            [CHART APPEARS HERE]                  More Recent Return
                                                  Information
                                                  ------------------------------
            1992          6.60%                   1/1/99-9/30/9            3.34%
            1993          3.71%
            1994         -0.49%                   Highest and Lowest Quarter
            1995         34.42%                   Returns (for periods shown
            1996         21.15%                   in the bar chart)
            1997         30.85%                   ------------------------------
            1998         26.51%                   Highest (4th Qtr. '98)  22.48%
                                                  ------------------------------
                                                  Lowest (3rd Qtr. '98)  -13.13%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                          1 Year     5 Years     (2/11/91)(/3/)
         ----------------------------------------------------------------------
         Institutional Class              26.51%     21.82%      17.39%
         ----------------------------------------------------------------------
         Administrative Class             26.14%     21.50%      17.09%
         ----------------------------------------------------------------------
         S&P 500 Index(/1/)               28.58%     24.06%      20.42%
         ----------------------------------------------------------------------
         Lipper Growth and Income Fund
          Average(/2/)                    15.80%     18.42%      16.93%
         ----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 2/11/91. Index comparisons begin on 1/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus 40

            PIMCO Tax-Efficient Equity Fund

                                                                                           Ticker Symbols: N/A (Inst. Class)
                                                                                                           PEQAX (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal           Investment Objective                    Fund Focus                         Approximate Capitalization Range
Investments and     Seeks maximum after-tax growth          A portion of the common stocks     More than $5 billion
Strategies          of capital                              represented in the S&P 500
                                                            Index
                                                                                               Dividend Frequency
                                                            Approximate Number of Holdings     At least annually
                                                            More than 200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund sells stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Growth Securities Risk     .Credit Risk
              .Issuer Risk          .Leveraging Risk            .Management Risk
              .Value Securities
               Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in September 1998 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

41 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ---------------------------------------------------------------------
            Institutional   0.45%    None           0.25%         0.70%
            ---------------------------------------------------------------------
            Administrative  0.45     0.25%          0.25          0.95
            ---------------------------------------------------------------------
            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class     Year 1   Year 3         Year 5        Year 10
            ---------------------------------------------------------------------
            Institutional   $72      $224           $390          $  871
            ---------------------------------------------------------------------
            Administrative   97       303            525           1,166
            ---------------------------------------------------------------------

                                                                   Prospectus 42

            PIMCO Structured Emerging Markets Fund

                                                                                            Ticker Symbols: PSTIX (Inst. Class)
                                                                                                             N/A (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal           Investment Objective                    Fund Focus                         Approximate Capitalization Range
Investments and     Seeks long-term growth of capital       Common stocks of emerging          More than $5 billion
Strategies                                                  market
                                                                                               Dividend Frequency
                                                            Approximate Number of Holdings     All capitalizations
                                                            More than 300

             The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose business relates to, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

              The International Finance Corporation Investable Composite Index
             is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

              The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

              The Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.
             The Fund may use derivatives.
--------------------------------------------------------------------------------
Principal    Among the principal risks of investing in the Fund, which could
Risks        adversely affect its net asset value, yield and total return, are:

             .Foreign Investment Risk  .Value Securities Risk   .Concentration Risk
             .Emerging Markets Risk    .Growth Securities Risk  .Leveraging Risk
             .Currency Risk            .Smaller Company Risk    .Credit Risk
             .Market Risk              .Liquidity Risk          .Management Risk
             .Issuer Risk              .Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in June 1998 and does not yet have Information a full calendar year of performance. Thus, no bar chart or Average
             Annual Total Returns table is included for the Fund.

43 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Fund Reimbursement Fee (as a percentage of offering or exchange price or amount redeemed)1.00%*

            * Unless a waiver applies, you will be charged a "Fund Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges-- Fund Reimbursement Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ---------------------------------------------------------------------
            Institutional   0.45%    None           0.50%         0.95%
            ---------------------------------------------------------------------
            Administrative  0.45     0.25%          0.50          1.20
            ---------------------------------------------------------------------
            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Assuming you redeem your shares at the end of each period.*

            Share Class     Year 1   Year 3         Year 5        Year 10
            ---------------------------------------------------------------------
            Institutional   $299     $511           $741          $1,402
            ---------------------------------------------------------------------
            Administrative   324      588            872           1,684
            ---------------------------------------------------------------------

             Assuming you do not redeem your shares.*

            Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
            Institutional   $196     $400           $620          $1,255
            ------------------------------------------------------------------
            Administrative   221      477            753           1,540
            ------------------------------------------------------------------

            * The Examples assume the payment of a 1.00% Fund Reimbursement
              Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

                                                                   Prospectus 44

            PIMCO Tax-Efficient Structured Emerging Markets Fund

                                                                                            Ticker Symbols: PEFIX (Inst. Class)
                                                                                                             N/A (Admin. Class)
-------------------------------------------------------------------------------------------------------------------------------
Principal           Investment Objective                    Fund Focus                         Approximate Capitalization Range
Investments and     Seeks long-term growth of capital.      Common stocks of emerging          All capitalizationsn
Strategies          The Fund also seeks to achieve          market issuers
                    superior after-tax returns for its                                         Dividend Frequency
                    shareholders by using tax-efficient     Approximate Number of Holdings     At least annually
                    management strategies.                  More than 300

             The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose business relates to, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

              The International Finance Corporation Investable Composite Index
             is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

              The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

              The Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

              Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal    Among the principal risks of investing in the Fund, which could
Risks        adversely affect its net asset value, yield and total return, are:

             .Foreign Investment Risk  .Value Securities Risk   .Concentration Risk
             .Emerging Markets Risk    .Growth Securities Risk  .Leveraging Risk
             .Currency Risk            .Smaller Company Risk    .Credit Risk
             .Market Risk              .Liquidity Risk          .Management Risk
             .Issuer Risk              .Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in June 1998 and does not yet have Information a full calendar year of performance. Thus, no bar chart or Average
             Annual Total Returns table is included for the Fund.

45 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Fund Reimbursement Fee (as a percentage of offering or exchange price or amount redeemed)1.00%*

            * Unless a waiver applies, you will be charged a "Fund
              Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ---------------------------------------------------------------------
            Institutional   0.45%    None           0.50%         0.95%
            ---------------------------------------------------------------------
            Administrative  0.45     0.25%          0.50          1.20
            ---------------------------------------------------------------------
            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Assuming you redeem your shares at the end of each period.*

            Share Class     Year 1   Year 3         Year 5        Year 10
            ---------------------------------------------------------------------
            Institutional   $299     $511           $741          $1,402
            ---------------------------------------------------------------------
            Administrative   324      588            872           1,684
            ---------------------------------------------------------------------

            Assuming you do not redeem your shares.*

            Share Class     Year 1   Year 3         Year 5        Year 10
            ---------------------------------------------------------------------
            Institutional   $196     $400           $620          $1,255
            ---------------------------------------------------------------------
            Administrative   221      477            753           1,540
            ---------------------------------------------------------------------

            * The Examples assume the payment of a 1.00% Fund Reimbursement
              Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

                                                                   Prospectus 46

            PIMCO International Fund
                                            Ticker Symbols:  N/A (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Common stocks of     Capitalization Range
and           Seeks capital          foreign              More than $500
Strategies    appreciation           (non-U.S.)           million
              through                issuers
              investment in an                            Dividend Frequency
              international          Approximate Number   At least annually
              portfolio; income      of Holdings
              is an incidental       200-250
              consideration







            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.


              The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

              The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Foreign Investment Risk   .Value Securities Risk     .Concentration Risk
              .Emerging Markets Risk     .Growth Securities Risk    .Leveraging Risk
              .Currency Risk             .Smaller Companies Risk    .Credit Risk
              .Market Risk               .Liquidity Risk            .Management Risk
              .Issuer Risk               .Derivatives Risk


            Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (9/30/98), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. The Fund had different sub-advisers during the periods prior to November 15, 1994, and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

47 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

             [CHART APPEARS HERE]            More Recent Return
                                             Information
                                             --------------------------------
            1989          28.51%             1/1/99-9/30/99             5.34%
            1990         -15.50%
            1991          19.92%
            1992          -5.84%             Highest and Lowest Quarter Returns
            1993          33.47%
            1994          -8.16%             (for periods shown in the bar
            1995           5.79%             chart)
            1996           5.76%             --------------------------------
            1997           1.85%             Highest (4/th/ Qtr. '98)  16.44%
            1998           8.27%             --------------------------------
                                             Lowest (3/rd/ Qtr. '90)  -22.16%


                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/98)

                                                                  Fund Inception
                                       1 Year  5 Years  10 Years  (8/25/86)(/3/)
            ---------------------------------------------------------------------
            Class C                     7.30%  2.53%    6.37%     6.41%
            ---------------------------------------------------------------------
            Institutional Class         9.68%  3.74%    7.61%     7.65%
            ---------------------------------------------------------------------
            Administrative Class        9.10%  3.43%    7.31%     7.36%
            ---------------------------------------------------------------------
            MSCI EAFE Index(/1/)       20.33%  9.50%    5.85%     9.09%
            ---------------------------------------------------------------------
            Lipper International Fund
            Average(/2/)              12.99%  7.81%    9.15%     9.77%
            ---------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution                 Total Annual
                            Advisory and/or Service Other         Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ---------------------------------------------------------------------
            Institutional   0.55%    None           0.50%         1.05%
            ---------------------------------------------------------------------
            Administrative  0.55     0.25%          0.50          1.30
            ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1     Year 3      Year 5      Year 10
            ---------------------------------------------------------------------
            Institutional        $107       $334        $579        $1,283
            ---------------------------------------------------------------------
            Administrative        132        412         713         1,568
            ---------------------------------------------------------------------

                                                                   Prospectus 48

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Renaissance, Core Equity, Mid-Cap Equity, Mega-
            Cap, Capital Appreciation, Mid-Cap Growth, Small-Cap Growth,
            Micro-Cap Growth, Equity Income, Value, Value 25 and Small-Cap
            Value Funds place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Growth, Core Equity, Target, Mid-Cap Equity,
            Opportunity, Innovation, International Growth, Mega-Cap, Capital
            Appreciation, Mid-Cap Growth, Small-Cap Growth and Micro-Cap
            Growth Funds place particular emphasis on growth securities.
            Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller The general risks associated with equity securities and liquidity Company risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may

49  PIMCO Funds: Multi-Manager Series
            otherwise have limited liquidity. The Micro-Cap Growth Fund, in particular, and the Opportunity, Small-Cap Growth and Small-Cap Value Funds generally have substantial exposure to this risk. The Target, Mid-Cap Equity, Mid-Cap Growth and Value 25 Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives All Funds except the Mega-Cap, Capital Appreciation, Mid-Cap
Risk Growth, Small-Cap Growth, Micro-Cap Growth, Equity Income, Value, Value 25 and Small-Cap Value Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities, and particularly the
(non-       International Growth, Structured Emerging Markets, Tax-Efficient
U.S.)       Structured Emerging Markets and International Funds, may
Investment  experience more rapid and extreme changes in value than Funds that
Risk        invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
            Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
            Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging
            Markets or International Funds, invests a significant portion of its assets in a concentrated geographic area like Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
            Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.
                                                                   Prospectus 50

Emerging       Foreign investment risk may be particularly high to the extent
Markets        that a Fund invests in emerging market securities of issuers
Risk           based inn countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Structured Emerging
               Markets and Tax-Efficient Structured Emerging Markets Funds normally invest most of their assets in emerging market securities and are particularly sensitive to these risks. The
               International Fund may also invest a significant portion of its assets in emerging market securities.

Currency       Funds that invest directly in foreign currencies or in securities
Risk           that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The International Growth, Structured
               Emerging Markets, Tax-Efficient Structured Emerging Markets and
               International Funds are particularly sensitive to currency risk.
               Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Concentration  Concentration of investments in a small number of issuers,
Risk industries or foreign currencies increases risk. Funds such as the Value 25 Fund that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified Fund might be. Some of those issuers also may present substantial credit or other risks. The International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may be subject to this risk to the extent that they concentrate their assets in securities denominated in a particular foreign currency or in a concentrated geographic area outside the U.S. Similarly, the Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it concentrates its investments in those companies.


Leveraging     Certain Funds may engage in transactions or purchase instruments
Risk           that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions.
               The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest       To the extent that Funds purchase fixed income securities for
Rate Risk      investment or defensive purposes, they will be subject to
               interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit         All of the Funds are subject to credit risk. This is the risk
Risk           that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management     Each Fund is subject to management risk because it is an actively
 Risk          managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.





51 PIMCO Funds: Multi-Manager Series

            Management of the Funds

Investment     PIMCO Advisors serves as the investment adviser and the
Adviser        administrator (serving in its capacity as administrator, the
and            "Administrator") for the Funds. Subject to the supervision of the
Administrator  Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

                 PIMCO Advisors is located at 800 Newport Center Drive, Newport
               Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

                 PIMCO Advisors has retained investment management firms ("Sub-
               Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Renaissance, Growth, Core Equity, Target, Mid-Cap Equity, Opportunity, Innovation and International Growth Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

                 PIMCO Advisors has retained its affiliate, Pacific Investment
               Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory       Each Fund pays PIMCO Advisors fees in return for providing or
Fees           arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

                 For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

               Fund                                                Advisory Fees
               -----------------------------------------------------------------
               Capital Appreciation, Mid-Cap Growth, Equity Income,
               Value and Enhanced Equity Funds                         0.45%
               Growth Fund                                             0.50%
               Target and International Funds                          0.55%
               Core Equity Fund                                        0.57%
               Renaissance and Small-Cap Value Funds                   0.60%
               Mid-Cap Equity Fund                                     0.63%
               Opportunity and Innovation Funds                        0.65%
               International Growth Fund                               0.85%
               Small-Cap Growth Fund                                   1.00%
               Micro-Cap Growth Fund                                   1.25%

                 The Mega-Cap, Value 25, Tax-Efficient Equity, Structured
               Emerging Markets and Tax-Efficient Structured Emerging Markets Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rates payable by these Funds are as follows (stated as a percentage of the average daily net assets of each Fund taken separately): Value 25--0.50%; Mega-Cap, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets--0.45%.

Administrative Each Fund pays for the administrative services it requires
Fees under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including

                                                                   Prospectus 52
            audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended June 30, 1999, Institutional and
            Administrative Class shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                          Administrative Fees
            --------------------------------------------------------------
         International Growth and International Funds         0.50%
         All Other Funds*                                     0.25%

            * The Mega-Cap, Value 25, Tax-Efficient Equity, Structured
             Emerging Markets and Tax-Efficient Structured Emerging Markets Funds were not operational during the entire fiscal year ended June 30, 1999. Institutional and Administrative Class shareholders of these Funds pay administrative fees at the following annual rates (each stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares): Mega-Cap, Value 25 and Tax-Efficient Equity--0.25%; Structured Emerging Markets and Tax-Efficient Structured Emerging Markets--0.50%.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages and its investment specialty.

         Sub-Adviser*              Funds                      Investment Specialty
            ----------------------------------------------------------------------------
         PIMCO Equity Advisors     Renaissance, Growth, Core  Disciplined approach to
         division of PIMCO         Equity, Target, Mid-Cap    identifying quality growth
         Advisors ("PIMCO Equity   Equity, Opportunity,       and/or undervalued
         Advisors")                Innovation and             companies
         1345 Avenue of the        International Growth
         Americas, 50th Floor
         New York, NY 10105

         Cadence Capital           Mega-Cap, Capital          A blend of growth
         Management ("Cadence")    Appreciation, Mid-Cap      companies whose stock is
         Exchange Place, 53 State  Growth, Small-Cap Growth   reasonably valued by the
         Street                    and Micro-Cap Growth       market
         Boston, MA 02109

         NFJ Investment Group      Equity Income, Value,      Value stocks that the Sub-
         ("NFJ")                   Value 25 and Small-Cap     Adviser believes are
         2121 San Jacinto, Suite   Value                      undervalued and/or offer
         1840                                                 above-average dividend
         Dallas, TX 75201                                     yields

         Parametric Portfolio      Enhanced Equity, Tax-      Stocks, using
         Associates                Efficient Equity,          quantitatively-driven
         ("Parametric")            Structured Emerging        fundamental analysis and
         7310 Columbia Center,     Markets and Tax-Efficient  economic methods, with a
         701 Fifth Avenue          Structured Emerging        specialty in tax-efficient
         Seattle, WA 98104         Markets                    products

         Blairlogie Capital        International              International stocks using
         Management                                           Scottish standards of
         ("Blairlogie")                                       prudent investment
         4th Floor, 125 Princes                               management with modern
         Street                                               quantitative analytical
         Edinburgh EH2 4AD,                                   tools
         Scotland

         -------
         * PIMCO Equity Advisors is a division of PIMCO Advisors. With the exception of Blairlogie, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

53  PIMCO Funds: Multi-Manager Series

             The following provides additional information about each Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

PIMCO       A division of PIMCO Advisors, PIMCO Equity Advisors provides
Equity      equity-related advisory services to mutual funds and institutional
Advisors    accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

            The following individuals at PIMCO Equity Advisors have or share primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for each of the Growth, Target, Opportunity and Innovation Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, and for the Core-Equity, Mid-Cap Equity and International Growth Funds prior to July 1, 1999.

                               Portfolio
            Fund                  Manager(s)          Since          Recent Professional Experience
            ------------------------------------------------------------------------------------------
            Renaissance           John K. Schneider    5/99          Senior Portfolio Manager of PIMCO
                                                                     Equity Advisors. Prior to joining
                                                                     PIMCO Advisors, he was a partner and
                                                                     Portfolio Manager of Schneider
                                                                     Capital Management from 1996 to
                                                                     1999, where he managed equity
                                                                     accounts for various institutional
                                                                     clients. Prior to that he was a
                                                                     member of the Equity Policy
                                                                     Committee and Director of Research
                                                                     at Newbold's Asset Management from
                                                                     1991 to 1996.
            Growth                Kenneth W. Corba     3/99          Managing Director and Chief
                                                                     Investment Officer of PIMCO Equity
                                                                     Advisors and a Member of the
                                                                     Management Board of PIMCO Advisors.
                                                                     Prior to joining PIMCO Advisors, he
                                                                     was with Eagle Asset Management from
                                                                     1995 to 1998, serving in various
                                                                     capacities including as Chief
                                                                     Investment Officer and Portfolio
                                                                     Manager. He was with Stein Roe and
                                                                     Farnham Inc. from 1984 to 1995,
                                                                     serving in various capacities
                                                                     including as Director of the Capital
                                                                     Management Group, Senior Vice
                                                                     President and Portfolio Manager.

            Core Equity           Messrs. Corba and    7/99          See above.
                                  Schneider

            Target                Mr. Corba            3/99          See above.

                                  Jeff Parker          3/99          Assistant Portfolio Manager and
                                                                     Research Analyst for PIMCO Equity
                                                                     Advisors. Prior to joining PIMCO
                                                                     Equity Advisors, he managed equity
                                                                     accounts as an Assistant Portfolio
                                                                     Manager at Eagle Asset Management
                                                                     from 1996 to 1998. He was a Senior
                                                                     Consultant with Andersen Consulting,
                                                                     specializing in health care and
                                                                     technology, from 1991 to 1994.

            Mid-Cap Equity        Messrs. Corba,       7/99          See above.
                                  Schneider and
                                  Parker



            Opportunity           Michael F. Gaffney   3/99          Managing Director of PIMCO Equity
                                                                     Advisors, where he manages the
                                                                     Opportunity Fund and other small-cap
                                                                     products. Prior to joining PIMCO
                                                                     Advisors, he was with Alliance
                                                                     Capital Management L.P. from 1993 to
                                                                     1999, serving in various capacities
                                                                     including as Senior Vice President
                                                                     and Portfolio Manager.

            Innovation            Dennis P. McKechnie 10/98          Portfolio Manager of PIMCO Equity
                                                                     Advisors. Prior to joining PIMCO
                                                                     Advisors, he was with Columbus
                                                                     Circle Investors from 1991 to 1999,
                                                                     where he managed equity accounts and
                                                                     served in various capacities
                                                                     including as Portfolio Manager for
                                                                     the Innovation Fund.

            International Growth  David Stein          7/99          Senior Portfolio Manager of PIMCO
                                                                     Equity Advisors. He also serves as
                                                                     Managing Director of Parametric. He
                                                                     has been with Parametric since 1996
                                                                     where he leads the investment,
                                                                     research and product development
                                                                     activities. Previously, he served in
                                                                     Investment Research at GTE
                                                                     Corporation from 1995 to 1996, in
                                                                     Equity Research at Vanguard Group
                                                                     from 1994 to 1995 and in Investment
                                                                     Research at IBM Corporation from
                                                                     1977 to 1994.

                                  Cliff Quisenberry    7/99          Portfolio Manager of PIMCO Equity
                                                                     Advisors. He also serves as Vice
                                                                     President and Global Portfolio
                                                                     Manager of Parametric. He joined
                                                                     Parametric in 1998 where he heads
                                                                     international investments in both
                                                                     developed and emerging markets.
                                                                     Previously, he served as Vice
                                                                     President and Portfolio Manager at
                                                                     Cutler & Co. from 1990 to 1994 and
                                                                     as a Securities Analyst and
                                                                     Portfolio Manager at Fred Alger
                                                                     Management from 1987 to 1998.

                                                                   Prospectus 54

Cadence An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 1999 of approximately $6.5 billion.

            The following individuals at Cadence share primary responsibility for each of the noted Funds.

                                  Portfolio
            Fund                  Manager(s)          Since          Recent Professional Experience
            ------------------------------------------------------------------------------------------
            Mega-Cap              David B. Breed       9/99*         Managing Director, Chief Executive
                                                                     Officer, Chief Investment Officer
                                                                     and founding partner of Cadence.
                                                                     Member of the Management Board of
                                                                     PIMCO Advisors. He is a research
                                                                     generalist and has lead the team of
                                                                     portfolio managers and analysts
                                                                     since 1988. Mr. Breed has managed
                                                                     separate equity accounts for many
                                                                     institutional clients and has led
                                                                     the team that manages the PIMCO
                                                                     Funds sub-advised by Cadence since
                                                                     those Funds' inception dates.

                                  William B. Bannick   9/99*         Managing Director and Executive Vice
                                                                     President at Cadence. Mr. Bannick is
                                                                     a research generalist and Senior
                                                                     Portfolio Manager for the Cadence
                                                                     team. He has managed separately
                                                                     managed equity accounts for various
                                                                     Cadence institutional clients and
                                                                     has been a member of the team that
                                                                     manages the PIMCO Funds sub-advised
                                                                     by Cadence since joining Cadence in
                                                                     1992.

                                  Katherine A. Burdon  9/99*         Managing Director and Senior
                                                                     Portfolio Manager at Cadence. Ms.
                                                                     Burdon is a research generalist and
                                                                     has managed separately managed
                                                                     equity accounts for various Cadence
                                                                     institutional clients and has been a
                                                                     member of the team that manages the
                                                                     PIMCO Funds sub-advised by Cadence
                                                                     since joining Cadence in 1993.

                                  Peter B. McManus     9/99*         Director, Account Management at
                                                                     Cadence. He has been a member of the
                                                                     investment team at Cadence and
                                                                     handles client relationships of
                                                                     separately managed accounts, and has
                                                                     been a member of the team that
                                                                     manages the PIMCO Funds sub-advised
                                                                     by Cadence since joining Cadence in
                                                                     1994. Previously, he served as a
                                                                     Vice President of Bank of Boston
                                                                     from 1991 to 1994.
            Capital Appreciation  Mr. Breed            3/91*         See above.
                                  Mr. Bannick         10/92          See above.
                                  Ms. Burdon           1/93          See above.
                                  Mr. McManus         10/94          See above.

            Mid-Cap Growth        Mr. Breed            8/91*         See above.
                                  Messrs. Bannick and Same as        See above.
                                  McManus and         Capital
                                  Ms. Burdon          Appreciation
                                                      Fund

            Snall-Cap Growth      Mr. Breed            1/91*         See above.
                                  Messrs. Bannick and Same as        See above.
                                  McManus and         Capital
                                  Ms. Burdon          Appreciation
                                                      Fund

            Micro-Cap Growth      Messrs. Breed and    6/93*         See above.
                                  Bannick and Ms.
                                  Burdon

                                  Mr. McManus         10/94          See above.

            -------
            * Since inception of the Fund

55 PIMCO Funds: Multi-Manager Series

NFJ An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 1999 of approximately $2.2 billion.

            The following individuals at NFJ share primary responsibility for the noted Funds.

                             Portfolio
            Fund             Manager(s)          Since          Recent Professional Experience
            -------------------------------------------------------------------------------------
            Equity Income    Chris Najork         3/91*         Managing Director and founding
                                                                partner of NFJ. He has 30 years'
                                                                experience encompassing equity
                                                                research and portfolio management.
                                                                Prior to the formation of NFJ in
                                                                1989, he was a senior vice
                                                                president, senior portfolio manager
                                                                and analyst at NationsBank, which he
                                                                joined in 1974.

                             Benjamin J. Fischer  3/91*         Managing Director and founding
                                                                partner of NFJ. He has 32 years'
                                                                experience in portfolio management,
                                                                investment analysis and research.
                                                                Prior to the formation of NFJ in
                                                                1989, he was chief investment
                                                                officer (institutional and fixed
                                                                income), senior vice president and
                                                                senior portfolio manager at
                                                                NationsBank, which he joined in
                                                                1971. Prior to joining NationsBank,
                                                                Mr. Fischer was a securities analyst
                                                                at Chase Manhattan Bank and Clark,
                                                                Dodge.

            Value            Messrs. Najork and  12/91*         See above.
                             Fischer

                             Paul A. Magnuson     7/95          Principal at NFJ. He is a Portfolio
                                                                Manager and Senior Research Analyst
                                                                with 14 years' experience in equity
                                                                analysis and portfolio management.
                                                                Prior to joining NFJ in 1992, he was
                                                                an assistant vice president at
                                                                NationsBank, which he joined in
                                                                1985. Within the Trust Investment
                                                                Qualitative Services Division of
                                                                NationsBank, he was responsible for
                                                                equity analytics and structured fund
                                                                management.

            Value 25         Messrs. Najork and   7/98*         See above.
                             Fischer

                             E. Clifton Hoover,   7/98*         Principal at NFJ. He is a Portfolio
                             Jr.                                Manager with 13 years' experience in
                                                                financial analysis and portfolio
                                                                management. Prior to joining NFJ in
                                                                1997, he was associated with Credit
                                                                Lyonnais from 1991 to 1997, where he
                                                                served as a vice president and was
                                                                responsible for the financial
                                                                analysis and portfolio management of
                                                                a diversified portfolio. He began
                                                                his career as a financial analyst
                                                                with NationsBank in 1985.

            Small-Cap Value  Messrs. Najork and  10/91*         See above.
                             Fischer

                             Mr. Magnuson         7/95          See above.

            -------
            *Since inception of the Fund

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 1999 of approximately $3.9 billion.

                                                                  Prospectus  56

            The following individuals share primary responsibility for each of the noted Funds.

                                      Portfolio
            Fund                      Manager(s)          Since          Recent Professional Experience
            ----------------------------------------------------------------------------------------------
            Enhanced Equity           David Stein          7/96*         Managing Director of Parametric. He
                                                                         also serves as a Senior Portfolio
                                                                         Manager of PIMCO Equity Advisors. He
                                                                         has been with Parametric since 1996
                                                                         where he leads the investment,
                                                                         research and product development
                                                                         activities. Previously, he served in
                                                                         Investment Research at GTE
                                                                         Corporation from 1995 to 1996, in
                                                                         Equity Research at Vanguard Group
                                                                         from 1994 to 1995 and in Investment
                                                                         Research at IBM Corporation from
                                                                         1977 to 1994.

                                      Tom Seto            10/98*         Vice President and Portfolio Manager
                                                                         of Parametric. Since joining
                                                                         Parametric in 1998, he has been
                                                                         responsible for management of
                                                                         Parametric's active U.S. equity
                                                                         strategies and has managed
                                                                         structured equity portfolios.
                                                                         Previously, he was with Barclays
                                                                         Global Investors from 1991 to 1998,
                                                                         serving in various capacities
                                                                         including as head of U.S. Equity
                                                                         Index Investments and Portfolio
                                                                         Manager.



            Tax-Efficient Equity      Messrs. Stein and    9/98*         See above.
                                      Seto

            Structured Emerging       Messrs. Stein and    6/98*         See above.
            Markets                   Seto

                                      Cliff Quisenberry    6/98*         Vice President and Global Portfolio
                                                                         Manager of Parametric. He also
                                                                         serves as Portfolio Manager of PIMCO
                                                                         Equity Advisors. He joined
                                                                         Parametric in 1998 where he heads
                                                                         international investments in both
                                                                         developed and emerging markets.
                                                                         Previously, he served as Vice
                                                                         President and Portfolio Manager at
                                                                         Cutler & Co. from 1990 to 1994 and
                                                                         as a Securities Analyst and
                                                                         Portfolio Manager at Fred Alger
                                                                         Management from 1987 to 1998.

            Tax-Efficient Structured  Messrs. Stein, Seto  6/98*         See above.
            Emerging Markets          and Quisenberry

            -------
            *Since inception of the Fund

Blairlogie  Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser the Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of September 30, 1999 of approximately $903 million.

               Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors. Blairlogie was formerly an affiliated sub-partnership of PIMCO Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

            The following individual at Blairlogie has primary responsibility for the International Fund.

            Fund           Portfolio Manager Since Recent Professional Experience
            --------------------------------------------------------------------------
            International  James Smith       11/94 Chief Investment Officer of Blairlogie
                                                   since 1992, responsible for setting
                                                   investment policy, asset allocation,
                                                   managing the investment team and stock
                                                   selection in Latin America.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

57 PIMCO Funds: Multi-Manager Series

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund except for the Capital Appreciation and Small-Cap Growth Funds. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                                                                   Prospectus 58

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Fund Reimbursement Fees" below.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. The minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, Cadence, NFJ, Pacific Investment Management, Parametric, and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent") prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

59 PIMCO Funds: Multi-Manager Series

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Investment Limitations. Shares of the Micro-Cap Growth Fund
            are normally not available for purchase by new investors, although purchase orders may be accepted in certain circumstances. Existing shareholders may continue to invest in this Fund. This restriction may be changed or eliminated at any time at the discretion of the Trust's Board of Trustees.

                                                                   Prospectus 60

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

              . Fund Reimbursement Fees. Investors in Institutional Class and
            Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a "Fund Reimbursement Fee," both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are not paid separately, but are deducted automatically from the amount invested or the amount to be received in connection with a redemption. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions and exchanges of shares acquired by these reinvestments are subject to Fund Reimbursement Fees unless a waiver applies.

             The purpose of the Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of the Fund's shares (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thereby insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Fund Reimbursement Fees. Former participants in the
            Parametric Portfolio Associates Emerging Markets Trust will not be subject to Fund Reimbursement Fees with respect to any shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such participant through June 30, 1998. Such participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

61 PIMCO Funds: Multi-Manager Series

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

                                                                   Prospectus 62

             Unless eligible for a waiver, shareholders of the Structured
            Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who redeem their shares will pay a Fund Reimbursement Fee equal to 1.00% of the NAV of the shares redeemed. See "Fund Reimbursement Fees" above.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment
            Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment
            Management Company. Shareholders interested in such an exchange may request a prospectus for these other series by contacting
            PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             Unless eligible for a waiver, shareholders who exchange their
            Institutional Class or Administrative Class shares of a Fund for the same class of shares of the Structured Emerging Markets or Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds acquired in connection with the exchange. Also, shareholders who exchange shares of the

63 PIMCO Funds: Multi-Manager Series

            Structured Emerging Markets Fund or Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds redeemed in connection with the exchange. See "Fund Reimbursement Fees" above.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

             The net asset value ("NAV") of a Fund's Institutional and
            Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

                                                                   Prospectus 64

            Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or the relevant Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

            Fund                            At Least Annually     Quarterly
            ---------------------------------------------------------------
            Renaissance, Equity Income and                            .
             Value Funds
            ---------------------------------------------------------------
            All other Funds                        .
            ---------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash by calling the Trust at 1-800-927-4648.

             Shareholders do not pay any sales charges or other fees
            (including Fund Reimbursement Fees) on shares received through the reinvestment of Fund distributions. However, shareholders of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who receive additional shares through the reinvestment of distributions will pay a Fund Reimbursement Fee if they subsequently redeem or exchange those shares. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

65 PIMCO Funds: Multi-Manager Series

            Tax Consequences

               . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the Tax-Efficient Equity and Tax-Efficient
            Structured Emerging Markets Funds. The Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., on investments owned for more than 12 months). Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be

                                                                   Prospectus 66
                    used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income        Fixed income securities are obligations of the issuer to
Securities and      make payments of principal and/or interest on future dates,
Defensive           and include corporate and government bonds, notes,
Strategies          certificates of deposit, commercial paper, convertible
                    securities and mortgage-backed and other asset-backed securities.

                      Aside from the cash management practices described below,
                    the International Growth, Mega-Cap, Capital Appreciation, Mid-Cap Growth, Small-Cap Growth, Micro-Cap Growth, Enhanced Equity and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times. The Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds normally invest substantially all of their assets in common stocks and other equity and equity-linked securities, but may invest up to 5% of their assets in fixed income securities of emerging market issuers. For cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of the Funds listed in this paragraph will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

                      Under normal circumstances, the Equity Income, Value,
                    Value 25 and Small-Cap Value Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Renaissance, Growth, Core Equity, Target, Mid-Cap Equity, Opportunity, Innovation and International Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With      Each of the Funds may invest in securities of companies with
Smaller Market      market capitalizations that are small compared to other
Capitalizations     publicly traded companies. The Micro-Cap Growth Fund, in
                    particular, and the Opportunity, Small-Cap Growth and Small-
                    Cap Value Funds generally invest primarily in smaller companies and are especially sensitive to the risks described below. The Target, Mid-Cap Growth, Mid-Cap Equity and Value 25 Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

67 PIMCO Funds: Multi-Manager Series

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Foreign     The International Growth, Structured Emerging Markets, Tax-
Securities  Efficient Structured Emerging Markets and International Funds
            normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies
            (together, "foreign securities"). The Renaissance, Growth, Core
            Equity, Target, Mid-Cap Equity, Opportunity and Innovation Funds may invest up to 15% of their respective assets in foreign securities. The Enhanced Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Renaissance, Growth, Core Equity, Target, Mid-Cap Equity, Opportunity, Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and

                                                                   Prospectus 68
            dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies. The
            Structured Emerging Markets and Tax-Efficient Structured Emerging
            Markets Funds normally invest most of their assets in emerging market securities. The International Fund may also invest a significant portion of its assets in emerging market securities.
            Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
            restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The International
            Growth, Structured Emerging Markets, Tax-Efficient Structured
            Emerging Markets and International Funds are particularly sensitive to this risk.

69 PIMCO Funds: Multi-Manager Series

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Renaissance, Growth, Core
            Equity, Target, Mid-Cap Equity, Opportunity, Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The International Growth, Structured Emerging Markets, Tax-
            Efficient Structured Emerging Markets and International Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

                                                                   Prospectus 70

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Derivatives Each Fund (except the Mega-Cap, Capital Appreciation, Mid-Cap
            Growth, Small-Cap Growth, Micro-Cap Growth, Equity Income, Value, Value 25 and Small-Cap Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Renaissance, Growth, Core Equity, Target, Mid-Cap Equity, Opportunity, Innovation, International Growth, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Enhanced Equity Fund may purchase and write options on securities indexes and enter into securities index futures contracts and options on securities index futures contracts. The International Growth, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

71 PIMCO Funds: Multi-Manager Series

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     Each of the Structured Emerging Markets and Tax-Efficient
Linked      Structured Emerging Markets Funds may invest up to 15% of its net
Securities  assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
            "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

                                                                   Prospectus 72

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
and Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Portfolio   With the exception of the Tax-Efficient Equity and Tax-Efficient
Turnover    Structured Emerging Markets Funds, the length of time a Fund has held a particular security is not generally a consideration in investment decisions.

73 PIMCO Funds: Multi-Manager Series

            A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds will generally attempt to limit portfolio turnover as part of their tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  The International Growth and International Funds may invest up to
in Other    10% of their assets in securities of other investment companies,
Investment  such as closed-end management investment companies, or in pooled
Companies   accounts or other investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Year 2000   Many of the services provided to the Funds depend on the smooth
Readiness   functioning of computer systems. Many systems in use today cannot
Disclosure  distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO Advisors and its subsidiaries have surveyed the Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.
            Accordingly, PIMCO Advisors and the Sub-Advisers reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

Changes     The investment objective of each of the Renaissance, Growth,
in          Target, Opportunity, Innovation, International Growth, Value 25,
Investment Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets Objectives and International Funds described in this Prospectus may be
and         echanged by the Board of Trustees without shareholder approval. The
Policies    tinvestment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of

                                                                   Prospectus 74

            Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

75 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)

                                                                   Prospectus 76

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

            The Mega-Cap Fund did not offer Institutional or Administrative Class shares during the periods shown.


                         Net Asset                Net Realized/         Total    Dividends  Dividends in  Distributions
        Year or            Value        Net         Unrealized       Income from  from Net  Excess of Net   from Net
        Period           Beginning  Investment    Gain (Loss) on     Investment  Investment  Investment     Realized
        Ended            of Period Income (Loss)   Investments       Operations    Income      Income     Capital Gains
-----------------------------------------------------------------------------------------------------------------------
Renaissance Fund (i)
 Institutional Class
  06/30/99                $19.07      $ 0.06 (a)      $ 1.43 (a)       $ 1.49      $ 0.00      $  0.00       $(2.33)
  12/30/97-06/30/98        16.73        0.05            2.29             2.34        0.00         0.00         0.00
 Administrative Class
  08/31/98-06/30/99        15.37        0.02 (a)        5.12 (a)         5.14        0.00         0.00        (2.33)
Growth Fund (i)
 Institutional Class
  03/31/99-06/30/99       $31.27      $(0.01)(a)      $(0.02)(a)       $(0.03)     $ 0.00      $  0.00       $ 0.00
 Administrative Class
  03/31/99-06/30/99        31.27       (0.04)(a)        0.00(a)         (0.04)       0.00         0.00         0.00
Core Equity Fund (i)
 Institutional Class
  06/30/99                $20.39      $(0.04)(a)      $ 5.24 (a)       $ 5.20      $ 0.00      $  0.00       $(0.73)
  06/30/98                 15.55        0.03 (a)        6.11 (a)         6.14        0.00         0.00        (1.30)
  06/30/97                 13.55        0.03 (a)        2.78 (a)         2.81       (0.02)        0.00        (0.79)
  11/01/95-06/30/96        12.72        0.51            0.65             1.16       (0.04)       (0.01)       (0.28)
  12/28/94-10/31/95        10.00        0.07            2.71             2.78       (0.06)        0.00         0.00
 Administrative Class
  06/30/99                 20.32       (0.03)(a)        5.11 (a)         5.08        0.00         0.00        (0.73)
  06/30/98                 15.53       (0.01)(a)        6.10 (a)         6.09        0.00         0.00        (1.30)
  06/30/97                 13.56        0.00 (a)        2.77 (a)         2.77       (0.01)        0.00        (0.79)
  11/01/95-06/30/96        12.73        0.49            0.65             1.14       (0.02)       (0.01)       (0.28)
  05/31/95-10/31/95        11.45        0.02            1.28             1.30       (0.02)        0.00         0.00
Target Fund (i)
 Institutional Class
  03/31/99-06/30/99       $16.34      $(0.02)(a)      $ 1.42(a)        $ 1.40      $ 0.00      $  0.00       $ 0.00
 Administrative Class
  03/31/99-06/30/99        16.34       (0.03)(a)        1.42(a)          1.39        0.00         0.00         0.00
Mid-Cap Equity Fund (i)
 Institutional Class
  06/30/99                $13.53      $(0.03)(a)      $ 2.99 (a)       $ 2.96      $ 0.00      $  0.00       $(0.65)
  06/30/98                 14.04       (0.03)(a)        3.61 (a)         3.58        0.00         0.00        (4.09)
  06/30/97                 14.66       (0.06)(a)        1.31 (a)         1.25        0.00         0.00        (1.87)
  11/01/95-06/30/96        12.92        0.49            1.62             2.11        0.00         0.00        (0.37)
  12/28/94-10/31/95        10.00        0.02            2.92             2.94       (0.02)        0.00         0.00
 Administrative Class
  07/01/98-05/27/99(b)     13.50       (0.05)(a)        1.71 (a)         1.66        0.00         0.00        (0.65)
  08/21/97-06/30/98        15.27       (0.05)(a)        2.37 (a)         2.32        0.00         0.00        (4.09)
Opportunity Fund (i)
 Institutional Class
  03/31/99-06/30/99       $21.40      $(0.03)(a)      $ 2.89 (a)       $ 2.86      $ 0.00      $  0.00       $ 0.00
 Administrative Class
  03/31/99-06/30/99        21.40       (0.05)(a)        2.91 (a)         2.86        0.00         0.00         0.00
Innovation Fund (i)
 Institutional Class
  03/05/99-06/30/99       $32.73      $(0.05)(a)      $ 4.82 (a)       $ 4.77      $ 0.00      $  0.00       $ 0.00
International Growth
 Fund (i)
 Institutional Class
  06/30/99                $13.55      $(0.02)(a)      $ 3.56 (a)       $ 3.54      $(0.02)     $  0.00       $(1.03)
  12/31/97-06/30/98        10.00        0.00 (a)        3.55 (a)         3.55        0.00         0.00         0.00

-------
 *   Annualized
 (a) Per share amounts based on average number of shares outstanding during the period.
 (b) All Administrative Class shares of the Mid-Cap Equity Fund were redeemed on May 27, 1999.
 (i) The information provided for the Renaissance, Growth, Core Equity, Target, Mid-Cap Equity, Opportunity, Innovation and International Growth Funds reflects results of operations under the Funds' former Sub-Adviser through May 7, March 6, June 30, March 6, June 30, March 6, March 6 and June 30, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

77 PIMCO Funds: Multi-Manager Series

                                           Fund                                                          Ratio of Net
Distributions                          Reimbursement                                         Ratio of     Investment
in Excess of   Tax Basis               Fee Added To  Net Asset                 Net Assets   Expenses to  Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                   End of     Average Net   to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period  Total Return  Period (000s)   Assets      Net Assets   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
    $0.00        $0.00      $ (2.33)      $ 0.00      $18.23       10.24%       $    136       0.86%          0.38%         221%
     0.00         0.00         0.00         0.00       19.07       13.99             851       0.86*          0.55*         192
     0.00         0.00        (2.33)        0.00       18.18       36.41             427       1.09*          0.13*         221
    $0.00        $0.00      $  0.00       $ 0.00      $31.24       (0.10)%      $    948       0.74%*        (0.19)%*       131%
     0.00         0.00         0.00         0.00       31.23       (0.13)          6,164       0.97*         (0.53)*        131
    $0.00        $0.00      $ (0.73)      $ 0.00      $24.86       26.34%       $  1,184       1.01%         (0.20)%         95%
     0.00         0.00        (1.30)        0.00       20.39       41.83           1,915       0.83           0.20          120
     0.00         0.00        (0.81)        0.00       15.55       21.59           6,444       0.87           0.23          139
     0.00         0.00        (0.33)        0.00       13.55        9.41          10,452       0.82*          0.53*          73
     0.00         0.00        (0.06)        0.00       12.72       27.86           7,791       0.82*          0.79*         123
     0.00         0.00        (0.73)        0.00       24.67       25.84              15       1.08          (0.17)          95
     0.00         0.00        (1.30)        0.00       20.32       41.54         128,666       1.08          (0.07)         120
     0.00         0.00        (0.80)        0.00       15.53       21.20          29,332       1.13          (0.03)         139
     0.00         0.00        (0.31)        0.00       13.56        9.23          33,575       1.07*          0.28 *         73
     0.00         0.00        (0.02)        0.00       12.73       11.34          24,645       1.06*          0.34 *         58
    $0.00        $0.00      $  0.00       $ 0.00      $17.74        8.57%       $  1,298       0.79%*        (0.39)%*       229%
     0.00         0.00         0.00         0.00       17.73        8.51           5,513       1.02*         (0.61)*        229
    $0.00        $0.00      $ (0.65)      $ 0.00      $15.84       23.18%       $  7,399       0.89%         (0.22)%        273%
     0.00         0.00        (4.09)        0.00       13.53       30.40           8,488       0.89          (0.25)         268
     0.00         0.00        (1.87)        0.00       14.04        9.61           7,591       1.15          (0.43)         202
     0.00         0.00        (0.37)        0.00       14.66       16.72           8,378       0.88*         (0.32)*         97
     0.00         0.00        (0.02)        0.00       12.92       29.34           8,357       0.88*          0.24*         132
     0.00         0.00        (0.65)        0.00       14.51       13.12               0       1.14*         (0.45)*        273
     0.00         0.00        (4.09)        0.00       13.50       19.65           2,371       1.13*         (0.49)*        268
    $0.00        $0.00      $  0.00       $ 0.00      $24.26       13.36%       $    417       0.88%*        (0.54)%*       175%
     0.00         0.00         0.00         0.00       24.26       13.36           2,010       1.12*         (0.82)*        175
    $0.00        $0.00      $  0.00       $ 0.00      $37.50       14.57%       $    444       0.88%*        (0.15)%*       119%
    $0.00        $0.00      $ (1.05)      $ 0.00      $16.04       28.62%       $  8,408       1.39%         (0.15)%        269%
     0.00         0.00         0.00         0.00       13.55       35.50           6,822       1.36*          0.08*          60

                                                                   Prospectus 78


                       Net Asset                Net Realized/      Total    Dividends  Dividends in  Distributions
       Year or           Value        Net         Unrealized    Income from  from Net  Excess of Net   from Net
       Period          Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized
        Ended          of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains
------------------------------------------------------------------------------------------------------------------
Capital Appreciation
 Fund
 Institutional Class
  06/30/99              $26.13      $ 0.16 (a)     $  2.35 (a)    $ 2.51     $ (0.15)      $0.00       $  (1.65)
  06/30/98               21.19        0.15 (a)        6.59 (a)      6.74       (0.12)       0.00          (1.68)
  06/30/97               18.10        0.24            5.08          5.32       (0.10)       0.00          (2.13)
  11/01/95-06/30/96      16.94        0.35            1.99          2.34       (0.15)       0.00          (1.03)
  10/31/95               13.34        0.18            3.60          3.78       (0.18)       0.00           0.00
  10/31/94               13.50        0.14           (0.12)         0.02       (0.14)       0.00          (0.04)
 Administrative Class
  06/30/99               25.99        0.09 (a)        2.34 (a)      2.43       (0.13)       0.00          (1.65)
  06/30/98               21.16        0.10 (a)        6.55 (a)      6.65       (0.14)       0.00          (1.68)
  07/31/96-06/30/97      17.19        0.16            6.03          6.19       (0.09)       0.00          (2.13)
Mid-Cap Growth Fund
 Institutional Class
  06/30/99              $24.09      $ 0.12 (a)     $ (0.11)(a)    $ 0.01     $ (0.02)      $0.00       $  (1.07)
  06/30/98               20.28        0.11 (a)        5.11 (a)      5.22       (0.07)      (0.01)         (1.33)
  06/30/97               19.44       (0.07)           5.25          5.18       (0.05)       0.00          (4.29)
  11/01/95-06/30/96      18.16        0.32            1.53          1.85       (0.14)       0.00          (0.43)
  10/31/95               13.97        0.07            4.19          4.26       (0.07)       0.00           0.00
  10/31/94               13.97        0.06            0.01          0.07       (0.06)       0.00          (0.01)
 Administrative Class
  06/30/99               23.96        0.06 (a)       (0.06)(a)      0.00       (0.01)       0.00          (1.07)
  06/30/98               20.24        0.05 (a)        5.08 (a)      5.13       (0.07)      (0.01)         (1.33)
  06/30/97               19.44       (0.13)           5.25          5.12       (0.03)       0.00          (4.29)
  11/01/95-06/30/96      18.17        0.28            1.53          1.81       (0.11)       0.00          (0.43)
  11/30/94-10/31/95      13.31        0.03            4.85          4.88       (0.02)       0.00           0.00
Small-Cap Growth Fund
 Institutional Class
  06/30/99              $14.01      $(0.01)(a)     $ (2.12)(a)    $(2.13)    $  0.00       $0.00       $   0.00
  06/30/98               13.40       (0.03)(a)        2.52 (a)      2.49        0.00        0.00          (1.88)
  06/30/97               20.83       (0.01)(a)        3.17 (a)      3.16        0.00        0.00         (10.59)
  11/01/95-06/30/96      21.02        2.02           (0.61)         1.41        0.00        0.00          (1.60)
  10/31/95               19.38       (0.05)           3.12          3.07        0.00        0.00          (1.43)
  10/31/94               19.15       (0.02)           0.89          0.87        0.00        0.00          (0.64)
 Administrative Class
  06/30/99               13.97       (0.04)(a)       (2.12)(a)     (2.16)       0.00        0.00           0.00
  06/30/98               13.41       (0.07)(a)        2.51 (a)      2.44        0.00        0.00          (1.88)
  06/30/97               20.82       (0.06)(a)        3.24 (a)      3.18        0.00        0.00         (10.59)
  11/01/95-06/30/96      21.01        2.02 (a)       (0.61)(a)      1.41        0.00        0.00          (1.60)
  09/27/95-10/31/95      21.90       (0.02)          (0.87)        (0.89)       0.00        0.00           0.00
Micro-Cap Growth Fund
 Institutional Class
  06/30/99              $23.66      $(0.14)(a)     $(2.89 )(a)    $(3.03)    $  0.00       $0.00       $   0.00
  06/30/98               19.85       (0.11)(a)        6.54 (a)      6.43        0.00        0.00          (2.62)
  06/30/97               18.47        0.00            3.41          3.41        0.00        0.00          (2.03)
  11/01/95-06/30/96      15.38        0.00            3.43          3.43        0.00        0.00          (0.34)
  10/31/95               11.87       (0.04)           3.55          3.51        0.00        0.00           0.00
  10/31/94               11.06       (0.03)           0.84          0.81        0.00        0.00           0.00
 Administrative Class
  06/30/99               23.52       (0.19)(a)       (2.88)(a)     (3.07)       0.00        0.00           0.00
  06/30/98               19.78       (0.17)(a)        6.53 (a)      6.36        0.00        0.00          (2.62)
  06/30/97               18.46       (0.06)           3.41          3.35        0.00        0.00          (2.03)
  04/01/96-06/30/96      16.73        0.03            1.70          1.73        0.00        0.00           0.00
Equity Income Fund
 Institutional Class
  06/30/99              $16.09      $ 0.44 (a)     $  1.28 (a)    $ 1.72     $ (0.43)      $0.00       $  (1.76)
  06/30/98               15.41        0.44 (a)        2.75 (a)      3.19       (0.42)       0.00          (2.09)
  06/30/97               14.36        0.40            3.17          3.57       (0.55)       0.00          (1.97)
  11/01/95-06/30/96      13.09        0.78            1.31          2.09       (0.34)       0.00          (0.48)
  10/31/95               11.75        0.46            1.67          2.13       (0.46)       0.00          (0.33)
  10/31/94               11.95        0.42           (0.16)         0.26       (0.42)       0.00          (0.04)
 Administrative Class
  06/30/99               16.08        0.41 (a)        1.28 (a)      1.69       (0.40)       0.00          (1.76)
  06/30/98               15.40        0.40 (a)        2.75 (a)      3.15       (0.38)       0.00          (2.09)
  06/30/97               14.35        0.27            3.26          3.53       (0.51)       0.00          (1.97)
  11/01/95-06/30/96      13.13        0.75            1.31          2.06       (0.36)       0.00          (0.48)
  11/30/94-10/31/95      11.12        0.39            2.35          2.74       (0.40)       0.00          (0.33)

-------
*   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.

79 PIMCO Funds: Multi-Manager Series

                                           Fund                                                       Ratio of Net
Distributions                          Reimbursement                                       Ratio of    Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net  to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
---------------------------------------------------------------------------------------------------------------------------------
   $ 0.00        $0.00      $ (1.80)       $0.00      $26.84       10.57 %    $645,967       0.71%         0.64 %        120%
     0.00         0.00        (1.80)        0.00       26.13       32.97       805,856       0.71          0.64           75
     0.00         0.00        (2.23)        0.00       21.19       31.52       536,187       0.71          1.02           87
     0.00         0.00        (1.18)        0.00       18.10       14.65       348,728       0.70*         1.33*          73
     0.00         0.00        (0.18)        0.00       16.94       28.47       236,220       0.70          1.22           83
     0.00         0.00        (0.18)        0.00       13.34        0.15       165,441       0.70          1.17           77
     0.00         0.00        (1.78)        0.00       26.64       10.30       229,831       0.95          0.38          120
     0.00         0.00        (1.82)        0.00       25.99       32.55       132,384       0.96          0.39           75
     0.00         0.00        (2.22)        0.00       21.16       38.26         3,115       0.96*         0.66*          87
   $ 0.00        $0.00      $ (1.09)       $0.00      $23.01        0.33 %    $581,544       0.70%         0.54 %         85%
     0.00         0.00        (1.41)        0.00       24.09       26.16       437,985       0.71          0.46           66
     0.00         0.00        (4.34)        0.00       20.28       30.58       291,374       0.71          0.53           82
     0.00         0.00        (0.57)        0.00       19.44       10.37       231,011       0.70*         1.11*          79
     0.00         0.00        (0.07)        0.00       18.16       30.54       189,320       0.70          0.43           78
     0.00         0.00        (0.07)        0.00       13.97        0.58       121,791       0.70          0.45           61
     0.00         0.00        (1.08)        0.00       22.88        0.31       104,337       0.95          0.30           85
     0.00         0.00        (1.41)        0.00       23.96       25.75        73,614       0.95          0.22           66
     0.00         0.00        (4.32)        0.00       20.24       30.23         2,066       0.96          0.28           82
     0.00         0.00        (0.54)        0.00       19.44       10.17         1,071       0.95*         0.89*          79
     0.00         0.00        (0.02)        0.00       18.17       36.64           892       0.94*         0.23*          72
   $(0.47)       $0.00      $ (0.47)       $0.00      $11.41      (14.99)%    $ 66,393       1.25%        (0.09)%         94%
     0.00         0.00        (1.88)        0.00       14.01       19.33        47,641       1.26         (0.20)          77
     0.00         0.00       (10.59)        0.00       13.40       22.82        33,390       1.32         (0.05)         129
     0.00         0.00        (1.60)        0.00       20.83        7.22        32,954       1.25*        (0.20)*         59
     0.00         0.00        (1.43)        0.00       21.02       17.39        73,977       1.25         (0.27)          86
     0.00         0.00        (0.64)        0.00       19.38        4.62        50,425       1.25         (0.33)          66
    (0.47)        0.00        (0.47)        0.00       11.34      (15.26)        2,229       1.50         (0.33)          94
     0.00         0.00        (1.88)        0.00       13.97       18.90           981       1.49         (0.51)          77
     0.00         0.00       (10.59)        0.00       13.41       23.12             1       1.54         (0.36)         129
     0.00         0.00        (1.60)        0.00       20.82        7.18           112       1.50*        (0.41)*         59
     0.00         0.00         0.00         0.00       21.01       (5.34)          544       1.60*        (0.82)*          9
   $(0.63)       $0.00      $ (0.63)       $0.00      $20.00      (12.66)%    $234,439       1.50%        (0.71)%         73%
     0.00         0.00        (2.62)        0.00       23.66       33.95       257,842       1.51         (0.50)          72
     0.00         0.00        (2.03)        0.00       19.85       20.05       164,139       1.52         (0.49)          84
     0.00         0.00        (0.34)        0.00       18.47       22.64        83,973       1.50*        (0.45)*         54
     0.00         0.00         0.00         0.00       15.38       29.54        69,775       1.50         (0.37)          87
     0.00         0.00         0.00         0.00       11.87        7.31        32,605       1.50         (0.25)          59
    (0.63)        0.00        (0.63)        0.00       19.82      (12.91)        3,000       1.75         (0.97)          73
     0.00         0.00        (2.62)        0.00       23.52       33.70         4,779       1.76         (0.74)          72
     0.00         0.00        (2.03)        0.00       19.78       19.72         2,116       1.77         (0.74)          84
     0.00         0.00         0.00         0.00       18.46       10.34           566       1.73*        (0.74)*         54
   $ 0.00        $0.00      $ (2.19)       $0.00      $15.62       12.56 %    $123,012       0.71%         3.00%          76%
     0.00         0.00        (2.51)        0.00       16.09       21.84       138,650       0.71          2.71           45
     0.00         0.00        (2.52)        0.00       15.41       27.67       121,138       0.72          3.03           45
     0.00         0.00        (0.82)        0.00       14.36       16.35       116,714       0.70*         3.41 *         52
     0.00         0.00        (0.79)        0.00       13.09       19.36       118,015       0.70          3.83           46
     0.00         0.00        (0.46)        0.00       11.75        2.25        92,365       0.70          3.77           36
     0.00         0.00        (2.16)        0.00       15.61       12.31        13,797       0.96          2.80           76
     0.00         0.00        (2.47)        0.00       16.08       21.58        11,699       0.96          2.45           45
     0.00         0.00        (2.48)        0.00       15.40       27.40         8,145       0.97          2.79           45
     0.00         0.00        (0.84)        0.00       14.35       16.08         6,097       0.95*         3.19 *         52
     0.00         0.00        (0.73)        0.00       13.13       25.69           140       0.95*         3.43 *         43

                                                                   Prospectus 80


                          Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
   Year or                  Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
   Period                 Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
    Ended                 of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Value Fund
 Institutional Class
  06/30/99                 $15.66       $0.28 (a)     $ 1.36 (a)   $ 1.64      $(0.28)      $0.00        $(1.72)
  06/30/98                  14.81        0.25 (a)       2.47 (a)     2.72       (0.24)       0.00         (1.63)
  06/30/97                  12.46        1.05           2.11         3.16       (0.31)       0.00         (0.50)
  11/01/95-06/30/96         12.53        0.25           1.62         1.87       (0.17)       0.00         (1.77)
  10/31/95                  11.55        0.30           2.18         2.48       (0.30)       0.00         (1.20)
  10/31/94                  11.92        0.30          (0.28)        0.02       (0.29)       0.00         (0.10)
 Administrative Class
  06/30/99                  15.65        0.26 (a)       1.32 (a)     1.58       (0.25)       0.00         (1.72)
  08/21/97-06/30/98         15.66        0.19 (a)       1.65 (a)     1.84       (0.22)       0.00         (1.63)
Value 25 Fund
 Institutional Class
  07/10/98-06/30/99        $10.00       $0.15 (a)     $(1.10)(a)   $(0.95)     $(0.06)      $0.00        $ 0.00
Small-Cap Value Fund
 Institutional Class
  06/30/99                 $17.68       $0.32 (a)     $(1.29)(a)   $(0.97)     $(0.21)      $0.00        $ 0.00
  06/30/98                  15.78        0.29 (a)       2.50 (a)     2.79       (0.13)       0.00         (0.76)
  06/30/97                  14.20        0.46           3.63         4.09       (0.13)       0.00         (2.38)
  11/01/95-06/30/96         13.10        0.56           1.49         2.05       (0.21)       0.00         (0.74)
  10/31/95                  12.07        0.28           1.92         2.20       (0.28)       0.00         (0.89)
  10/31/94                  12.81        0.29          (0.65)       (0.36)      (0.29)       0.00         (0.09)
 Administrative Class
  06/30/99                  17.63        0.29 (a)      (1.30)(a)    (1.01)      (0.20)       0.00          0.00
  06/30/98                  15.76        0.25 (a)       2.49 (a)     2.74       (0.11)       0.00         (0.76)
  06/30/97                  14.20        0.38           3.68         4.06       (0.12)       0.00         (2.38)
  11/01/95-06/30/96         13.16        0.54           1.43         1.97       (0.19)       0.00         (0.74)
Enhanced Equity Fund
 Institutional Class
  06/30/99                 $12.64       $0.08 (a)     $ 1.91 (a)   $ 1.99      $(0.06)      $0.00        $(1.61)
  06/30/98                  16.46        0.11 (a)       3.91 (a)     4.02       (0.11)       0.00         (7.73)
  06/30/97                  15.91        1.18           3.10         4.28       (0.10)       0.00         (3.63)
  11/01/95-06/30/96         14.44        0.34           1.67         2.01       (0.16)       0.00         (0.38)
  10/31/95                  11.99        0.25           2.62         2.87       (0.25)       0.00         (0.17)
  10/31/94                  12.08        0.25          (0.04)        0.21       (0.25)       0.00         (0.05)
 Administrative Class
  06/30/99                  12.59        0.05 (a)       1.90 (a)     1.95       (0.06)       0.00         (1.61)
  08/21/97-06/30/98         17.53        0.05 (a)       2.85 (a)     2.90       (0.11)       0.00         (7.73)
Tax-Efficient Equity
 Fund
 Administrative Class
  09/30/98-06/30/99        $ 8.65       $0.03 (a)     $ 2.93 (a)   $ 2.96      $ 0.00       $0.00        $ 0.00
Structured Emerging
 Markets Fund
 Institutional Class
  09/30/98-06/30/99        $10.00       $0.15 (a)     $ 2.57 (a)   $ 2.72      $(0.07)      $0.00        $(0.28)
Tax-Efficient Structured
 Emerging Markets Fund
 Institutional Class
  09/30/98-06/30/99        $10.00       $0.16 (a)     $ 3.10 (a)   $ 3.26      $(0.06)      $0.00        $ 0.00
International Fund
 Institutional Class
  09/30/98-12/31/98        $10.47       $0.14 (a)     $ 2.16 (a)   $ 2.30      $ 0.00       $0.00        $(1.15)
 Administrative Class
  09/30/98-12/31/98         10.47        0.09 (a)       2.15 (a)     2.24        0.00        0.00         (1.15)

-------
*   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.

81 PIMCO Funds: Multi-Manager Series

                                           Fund                                                       Ratio of Net
Distributions                          Reimbursement                                       Ratio of    Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net  to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
---------------------------------------------------------------------------------------------------------------------------------
   $ 0.00        $0.00      $(2.00)       $ 0.00      $15.30      12.30 %      $69,181       0.71%        1.99%          101%
     0.00         0.00       (1.87)         0.00       15.66      19.35         83,219       0.71         1.59            77
     0.00         0.00       (0.81)         0.00       14.81      26.38         74,613       0.73         2.02            71
     0.00         0.00       (1.94)         0.00       12.46      16.24         52,727       0.70*        2.40*           29
     0.00         0.00       (1.50)         0.00       12.53      24.98         14,443       0.70         2.50            71
     0.00         0.00       (0.39)         0.00       11.55       0.15         15,442       0.70         2.34            44
     0.00         0.00       (1.97)         0.00       15.26      11.91         23,164       0.95         1.81           101
     0.00         0.00       (1.85)         0.00       15.65      12.71         10,349       0.96*        1.40*           77
   $ 0.00        $0.00      $(0.06)       $ 0.00      $ 8.99      (9.48)%      $   229       0.85%*       1.89%*         182%
   $(0.45)       $0.00      $(0.66)       $ 0.00      $16.05      (5.11)%      $59,132       0.85%        2.12%           60%
     0.00         0.00       (0.89)         0.00       17.68      17.77         47,432       0.85         1.65            41
     0.00         0.00       (2.51)         0.00       15.78      31.99         34,639       0.90         1.92            48
     0.00         0.00       (0.95)         0.00       14.20      16.35         29,017       0.85*        2.12*           35
     0.00         0.00       (1.17)         0.00       13.10      19.88         35,093       0.85         2.25            50
     0.00         0.00       (0.38)         0.00       12.07      (2.89)        31,236       0.85         2.23            48
    (0.45)        0.00       (0.65)         0.00       15.97      (5.40)        21,002       1.10         1.92            60
     0.00         0.00       (0.87)         0.00       17.63      17.41         10,751       1.10         1.39            41
     0.00         0.00       (2.50)         0.00       15.76      31.70          5,916       1.16         1.68            48
     0.00         0.00       (0.93)         0.00       14.20      15.64          4,433       1.10*        1.86*           35
   $ 0.00        $0.00      $(1.67)       $ 0.00      $12.96      17.95 %      $42,619       0.71%        0.66%           34%
     0.00         0.00       (7.84)         0.00       12.64      32.33         36,584       0.71         0.63            65
     0.00         0.00       (3.73)         0.00       16.46      31.45         44,838       0.74         1.31            91
     0.00         0.00       (0.54)         0.00       15.91      14.21         83,425       0.70*        1.58*           53
     0.00         0.00       (0.42)         0.00       14.44      24.46         73,999       0.70         1.91            21
     0.00         0.00       (0.30)         0.00       11.99       1.83         65,915       0.70         2.20            44
     0.00         0.00       (1.67)         0.00       12.87      17.63         24,015       0.96         0.41            34
     0.00         0.00       (7.84)         0.00       12.59      23.85         10,409       0.95*        0.47*           65
   $ 0.00        $0.00      $ 0.00        $ 0.00      $11.61      34.28 %      $ 3,391       0.92%*       0.31%*          13%
   $ 0.00        $0.00      $(0.35)       $ 0.05      $12.42      29.21 %      $46,577       0.95%        1.56%           30%
   $ 0.00        $0.00      $(0.06)       $ 0.05      $13.25      33.39 %      $72,509       0.95%        1.57%           28%
   $ 0.00        $0.00      $(1.15)       $ 0.00      $11.62      23.07 %      $ 3,627       1.09%*       1.70%*          55%
     0.00         0.00       (1.15)         0.00       11.56      22.47         15,797       1.34*        1.06*           55

                                                                   Prospectus 82

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:
Multi-      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Manager     92660
Series      -------------------------------------------------------------------
            CUSTODIAN

            Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City,
             MO 64105
            -------------------------------------------------------------------
            TRANSFER AGENT

            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105
            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS

            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
            -------------------------------------------------------------------
            LEGAL COUNSEL

            Ropes & Gray, One International Place, Boston, MA 02110
            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
NewPort Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.


PIMCO
   FUNDS


PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

File No. 811-6161

                                                                     Rule 497(c)
                                                                     33-36528
                                                                     811-6161

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes three actively managed mutual fund
Funds:      Portfolios offered by PIMCO Funds: Multi-Manager Series.
Multi-
Manager
Series


                 Asset Allocation Series -- 90/10 Portfolio


                 Asset Allocation Series -- 60/40 Portfolio

November         Asset Allocation Series -- 30/70 Portfolio
1, 1999

            Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
A, B
and C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information................................................   3
         Portfolio Summaries
           90/10 Portfolio..................................................   5
           60/40 Portfolio..................................................   7
           30/70 Portfolio..................................................   9
         Summary of Principal Risks.........................................  11
         Investment Objectives and Principal Investment Strategies..........  17
         Underlying Funds...................................................  20
         Other Risk Information.............................................  23
         Management of the Portfolios.......................................  24
         Investment Options - Class A, B and C Shares ......................  26
         How Portfolio Shares Are Priced....................................  29
         How to Buy and Sell Shares.........................................  29
         Portfolio Distributions............................................  33
         Tax Consequences...................................................  34
         Financial Highlights...............................................  35

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 11.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term                approximately 30% (range
                                 capital appreciation as  of 25%-35%) of the
                                 a                        Portfolio's assets will
                                 secondary objective      be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return You should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.


                  90/10 Portfolio might be suitable if you have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                  60/40 Portfolio might be suitable if you have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                  30/70 Portfolio might be suitable if you have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.


              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

Asset       PIMCO Advisors L.P. serves as the investment adviser to the
Allocation Portfolios. PIMCO Advisors' Asset Allocation Committee determines Strategies how each Portfolio allocates and reallocates its assets among the
            Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

              The major equity asset classes and sub-classes held by the
            Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

              Please see "Underlying Funds" in this Prospectus for a
            description of the Underlying Funds as categorized by their investment styles and main investments.

              The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

              The Committee then selects representative Underlying Funds for each Portfolio to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.


"Fund of    The term "fund of funds" is used to describe mutual funds, such as
Funds"      the Portfolios, that pursue their investment objectives by
Structure   investing in other mutual funds. Your cost of investing in a
and         Portfolio will generally be higher than the cost of investing in a
Expenses    mutual fund that invests directly in individual stocks and bonds.
            By investing in a Portfolio, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses.
            In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Portfolio   The following Portfolio Summaries identify each Portfolio's
Descriptionsinvestment objective, principal investments and strategies,
and Fees    principal risks and fees and expenses. A more detailed "Summary of
            Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Because the Portfolios have not been in operation for a full calendar year, no performance information (e.g., a bar chart or average annual total returns table) is included for the Portfolios. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment
            Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio

--------------------------------------------------------------------------------


Principal   Investment
Investments Objective
and                      Allocation
Strategies               Strategy          Target  Range
                         Underlying Stock
                          Funds             90%   80%-100%
                         Underlying Bond
                          Funds             10%     0%-20%

            Seeks long-term
            capital
            appreciation

            Dividend
            Frequency
            At least
            annually


            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%-100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of 0%-20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Derivatives Risk   .Interest Rate Risk
              .Issuer Risk          .Foreign Investment Risk
                                                        .Credit Risk
              .Value Securities Risk.Emerging Markets Risk
                                                        .High Yield Risk
              .Growth Securities Risk
                                    .Currency Risk      .Mortgage Risk
              .Smaller Company Risk .Concentration Risk .Management Risk
              .Liquidity Risk       .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

--------------------------------------------------------------------------------
Performance The Portfolio commenced operations in September 1998 and does not Information yet have a full calendar year of performance to be shown in the
            Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.76%              1.41%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.76               2.16
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.76               2.16
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $686             $972             $1,279           $2,148            $686   $972   $1,279 $2,148
            -----------------------------------------------------------------------------------------------------------
         Class B       719              976              1,359            2,207             219    676    1,159  2,207
            -----------------------------------------------------------------------------------------------------------
         Class C       319              676              1,159            2,493             219    676    1,159  2,493
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus  6

            60/40 Portfolio

--------------------------------------------------------------------------------
Principal   Investment
Investments Objective
and
Strategies

            Seeks long-term
            capital           Allocation
            appreciation and  Strategy          Target  Range
            current income
                              Underlying Stock
                               Funds             60%   50%-70%
                              Underlying Bond
                               Funds             40%   30%-50%

            Dividend
            Frequency
            Quarterly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Credit Risk        .Emerging Markets Risk
              .Issuer Risk          .High Yield Risk    .Currency Risk
              .Value Securities Risk.Mortgage Risk      .Concentration Risk
              .Growth Securities Risk
                                    .Liquidity Risk     .Leveraging Risk
              .Smaller Company Risk .Derivatives Risk   .Management Risk
              .Interest Rate Risk   .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

--------------------------------------------------------------------------------
Performance The Portfolio commenced operations in September 1998 and does not Information yet have a full calendar year of performance to be shown in the
            Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

7 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.65%              1.30%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.65               2.05
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.65               2.05
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            -----------------------------------------------------------------------------------------------------------
         Class B       708              943              1,303            2,091             208    643    1,103  2,091
            -----------------------------------------------------------------------------------------------------------
         Class C       308              643              1,103            2,379             208    643    1,103  2,379
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus  8

            30/70 Portfolio

--------------------------------------------------------------------------------


Principal   Investment
Investments Objective
and         Seeks current     Allocation
Strategies  income, with      Strategy          Target  Range
            long-term
            capital           Underlying Stock
            appreciation as    Funds             30%   25%-35%
            a secondary       Underlying Bond
            objective          Funds             70%   65%-75%

            Dividend
            Frequency
            Monthly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%-35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%-75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:



              .Interest Rate Risk.Value Securities Risk .Emerging Markets Risk

              .Credit Risk       .Growth Securities Risk.Currency Risk
            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.
              .High Yield Risk   .Smaller Company Risk  .Concentration Risk
              .Mortgage Risk     .Liquidity Risk        .Leveraging Risk
              .Market Risk       .Derivatives Risk      .Management Risk

              .Issuer Risk       .Foreign Investment Risk
--------------------------------------------------------------------------------
Performance The Portfolio commenced operations in September 1998 and does not Information yet have a full calendar year of performance to be shown in the
            Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.55%              1.20%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.55               1.95
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.55               1.95
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B, and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $567             $814             $1,080           $1,839            $567   $814   $1,080 $1,839
            -----------------------------------------------------------------------------------------------------------
         Class B       698              912              1,252            1,984             198    612    1,052  1,984
            -----------------------------------------------------------------------------------------------------------
         Class C       298              612              1,052            2,275             198    612    1,052  2,275
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 10

            Summary of Principal Risks

            The value of your investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

11 PIMCO Funds: Multi-Manager Series

Value       Each Underlying Stock Fund may invest in companies that may not be
Securities  expected to experience significant earnings growth, but whose
Risk        securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Value 25, Small-Cap Value, Capital
            Appreciation, Mid-Cap Growth, Small-Cap Growth and Micro-Cap
            Growth Funds place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Underlying Stock Fund may invest in equity securities of
Securities  companies that its portfolio manager believes will experience
Risk        relatively rapid earnings growth. PIMCO Growth, Target,
            Opportunity, Capital Appreciation, Mid-Cap Growth, Small-Cap
            Growth, Micro-Cap Growth, International Growth and Innovation
            Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Small-Cap Growth, Micro-Cap Growth and Small-Cap
            Value Funds generally have substantial exposure to this risk.
            PIMCO Target, Mid-Cap Growth and Value 25 Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity   Many of the Underlying Funds are subject to liquidity risk.
Risk        Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price.
            Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk Many of the Underlying Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


                                                                   Prospectus 12

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign     Many Underlying Funds (in particular, PIMCO International,
Investment  International Growth, Structured Emerging Markets, Tax-Efficient
Risk        Structured Emerging Markets, Global Bond, Foreign Bond and
            Emerging Markets Bond Funds) invest in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


13 PIMCO Funds: Multi-Manager Series

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Many Underlying Funds may invest directly in foreign currencies or
Risk        in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond,
            International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
            For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European
            Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Concentration
Risk
            Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than diversified mutual funds. Other Underlying Funds, such as PIMCO Value 25 Fund, normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they concentrate investments, the Underlying Funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those investments also may present substantial credit or other risks. PIMCO International, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds may be subject to this risk to the extent they concentrate their assets in securities denominated in a particular foreign currency or in a concentrated geographic area outside the U.S. Similarly, PIMCO Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies.

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging  Certain Underlying Funds may engage in transactions or purchase
Risk instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


                                                                   Prospectus 14

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High        High yield securities (commonly known as "junk bonds") are fixed
Yield       income securities rated lower than Baa by Moody's or BBB by S&P,
Risk        or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater volatility and higher levels of credit, liquidity and other risks than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce an Underlying Bond
            Fund's ability to sell its high yield securities (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates.
            Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

15 PIMCO Funds: Multi-Manager Series

Management  Each Underlying Fund is subject to management risk because it is
Risk an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company, and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on   Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
PIMCO       investment objective of that Fund is to achieve a total return
StocksPLUS  which exceeds the total return performance of the S&P 500 Index,
Fund        it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

                                                                   Prospectus 16

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the
            Portfolios. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


17 PIMCO Funds: Multi-Manager Series

              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              .Growth
              .Blend (Broad Market)
              .Value
              .Enhanced Index
              .Sector-Related

            By Region
              .U.S. Equities
              .International Developed Markets Equities
              .International Emerging Markets Equities

            By Size
              .Large-Cap
              .Mid-Cap
              .Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              .Governments
              .Mortgages
              .Corporate
              .Inflation-Indexed

            By Region
              .U.S. Fixed Income
              .Developed Foreign Fixed Income
              .Emerging Markets Fixed Income

            By Credit Quality
              .Investment Grade/Money Market
              .Medium Grade
              .High Yield

            By Duration
              .Long-Term
              .Intermediate-Term
              .Short-Term

                                                                   Prospectus 18

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.


Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, equity/fixed income allocation targets
in          and ranges, and, unless otherwise noted, other investment policies
Investment of each Portfolio described in this Prospectus may be changed by Objectives the Board of Trustees without shareholder approval. If there is a
and         change in a Portfolio's investment objective, allocation target or
Policies    range, or other investment policies, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

19 PIMCO Funds: Multi-Manager Series

            Underlying Funds

            Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory    PIMCO Advisors serves as investment adviser for each of the
ArrangementsUnderlying Stock Funds, except that its affiliate, Pacific
for the     Investment Management Company, is the sole investment adviser to
Underlying  PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
Funds       Advisors manages the investments of several of the Underlying
            Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management, NFJ Investment Group and
            Parametric Portfolio Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional
            Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying  The following provides a concise description of the investment
Stock       objective, main investments and other information about each
Funds       Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

                                                                                     Approximate Approximate
               PIMCO                Investment            Main                       Number of   Capitalization
               Fund                 Objective             Investments                Holdings    Range
 ----------------------------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40       At least $5 billion
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               --------------------------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60       Between $1 billion
                                    no                    companies with market                  and $10 billion
                                    consideration is      capitalizations of
                                    given to income       between $1 billion and
                                                          $10 billion
               --------------------------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100      Between $100 million
                                    no                    companies with market                  and $2 billion
                                    consideration is      capitalizations of
                                    given to income       between $100 million and
                                                          $2 billion
 ----------------------------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100      At least $1 billion
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               --------------------------------------------------------------------------------------------------------
               Mid-Cap Growth       Growth of capital     Common stocks of           60-100      More than $500 million
                                                          companies with market                  (excluding the
                                                          capitalizations of more                largest 200
                                                          than $500 million                      companies)
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               --------------------------------------------------------------------------------------------------------
               Small-Cap Growth     Growth of capital     Common stocks of           60-100      More than $100 million
                                                          companies with market                  (excluding the largest
                                                          capitalizations of more                1,000 companies)
                                                          than $100 million
                                                          (excluding the largest
                                                          1,000 companies) that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               --------------------------------------------------------------------------------------------------------
               Micro-Cap Growth     Long-term growth of   Common stocks of           60-100      Less than
                                    capital               companies with market                  $250 million
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

                                                                 Prospectus   20

                                                                                          Approximate Approximate
                 PIMCO                    Investment            Main                      Number of   Capitalization
                 Fund                     Objective             Investments               Holdings    Range
 ---------------------------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common   40-50       More than $2 billion
  Funds                                   primary objective;    stocks of companies
                                          long-term growth of   with market
                                          capital as a          capitalizations of more
                                          secondary objective   than $2 billion
                 -----------------------------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks having      50-80       All capitalizations
                                          capital               below-average
                                          and income            valuations where the
                                                                company's business
                                                                fundamentals are
                                                                expected to improve
                 -----------------------------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of          40          More than $2 billion
                                          capital               companies with market
                                          and income            capitalizations of more
                                                                than $2 billion that
                                                                are undervalued
                                                                relative to the market
                                                                and their industry
                                                                groups
                 -----------------------------------------------------------------------------------------------------------
                 Value 25                 Long-term growth of   Approximately 25 common   25          Between $1 billion
                                          capital               stocks of companies                   and $5 billion
                                          and income            with market
                                                                capitalizations of
                                                                between $1 billion and
                                                                $5 billion and below-
                                                                average price to
                                                                earnings ratios
                                                                relative to their
                                                                industry groups
                 -----------------------------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of          100         Between $100 million
                                          capital               companies with market                 and $1.5 billion
                                          and income            capitalizations of
                                                                between $100 million
                                                                and $1.5 billion and
                                                                below-average price to
                                                                earnings ratios
                                                                relative to the market
                                                                and their industry
                                                                groups
 ---------------------------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified     More than   More than $5 billion
  Stock Funds                             growth of capital     portfolio of at least     200
                                                                200 common stocks of
                                                                companies represented
                                                                in the S&P 500 Index
                                                                with market
                                                                capitalizations of more
                                                                than $5 billion
                 -----------------------------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks             100-200     At least $5 billion
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index       N/A         N/A
                                          exceeds that          derivatives backed by a
                                          of the S&P 500 Index  portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of          200-250     More than $500 million
  Stock Funds                             through investment in foreign (non-U.S.)
                                          an international      issuers (developed and
                                          portfolio; income is  emerging markets)
                                          an incidental         with market
                                          consideration         capitalizations of more
                                                                than $500 million
                 -----------------------------------------------------------------------------------------------------------
                 International Growth     Long-term capital     An international          50-100      At least $2 billion
                                          appreciation          portfolio of
                                                                common stocks
                 -----------------------------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of          More than   All
                 Markets                  capital               companies located in,     300         capitalizations
                                                                or whose business
                                                                relates to, emerging
                                                                markets
                 -----------------------------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of          More than   All
                 Emerging Markets         capital. The Fund     companies located in,     300         capitalizations
                                          also seeks to achieve or whose business
                                          superior after-tax    relates to, emerging
                                          returns for its       markets
                                          shareholders by using
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------------------------
  Sector-Related Innovation               Capital appreciation; Common stocks of          40          More than $200 million
  Stock Funds                             no                    technology-related
                                          consideration is      companies with market
                                          given to income       capitalizations of more
                                                                than $200 million


21 PIMCO Funds: Multi-Manager Series

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Distributor at 1-800-426-0107.

                                                                                                               Non-U.S. Dollar
                                                                                                               Denominated
                         PIMCO Fund        Main Investments           Duration         Credit Quality(/1/)     Securities(/2/)
             --------------------------------------------------------------------------------------------------------
          Short          Money Market      Money market instruments   ^90 days         Min 95% Aaa or Prime 1; 0%
          Duration Bond                                               dollar-weighted  ^5% Aa or Prime 2
          Funds                                                       average maturity
                      ------------------------------------------------------------------------------------------
                         Short-Term        Money market instruments   0-1 yr           B to Aaa; max 10%       0-5%
                                           and                                         below Baa
                                           short maturity fixed
                                           income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Low Duration      Short maturity fixed       1-3 yrs          B to Aaa; max 10%       0-20%
                                           income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Intermediate   Moderate Duration Short and intermediate     2-5 yrs          B to Aaa; max 10%       0-20%
          Duration                         maturity                                    below Baa
          Bond Funds                       fixed income securities
                      ------------------------------------------------------------------------------------------
                         Total Return      Intermediate maturity      3-6 yrs          B to Aaa; max 10%       0-20%
                                           fixed income securities                     below Baa
                      ------------------------------------------------------------------------------------------
                         Total Return II   Intermediate maturity      3-6 yrs          Baa to Aaa              0%
                                           fixed
                                           income securities with
                                           quality
                                           and foreign issuer
                                           restrictions
             --------------------------------------------------------------------------------------------------------
          Long Duration  Long-Term U.S.    Long-term maturity fixed   ^8 yrs           A to Aaa                0%
          Bond Funds     Government        income
                                           securities
             --------------------------------------------------------------------------------------------------------
          International  Global Bond       U.S. and foreign           3-7 yrs          B to Aaa; max 10%       25-75%
          Bond Funds                       intermediate                                below Baa
                                           maturity fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Foreign Bond      Intermediate maturity      3-7 yrs          B to Aaa; max 10%       ^85%
                                           hedged                                      below Baa
                                           foreign fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Emerging Markets  Emerging market fixed      0-8 yrs          B to Aaa                ^80%
                         Bond              income
                                           securities
             --------------------------------------------------------------------------------------------------------
          High Yield     High Yield        Higher yielding fixed      2-6 yrs          B to Aaa; min 65%       0%
          Bond Funds                       income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Inflation      Real Return Bond  Inflation-indexed fixed    N/A              B to Aaa; max 10%       0-35%
          Indexed Bond                     income                                      below Baa
          Funds                            securities

            1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Services, or if unrated, deter-mined by Pacific Investment Management Company to be of compara-ble quality.
            2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations; delayed funding loans and revolving

                                                                 Prospectus   22
            credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Other       In addition to purchasing the securities listed above under "Main
Investment  Investments," some or all of the Underlying Funds may to varying
Practices   extents: lend portfolio securities; enter into repurchase
of the      agreements and reverse repurchase agreements; purchase and sell
Underlying  securities on a when-issued or delayed delivery basis; enter into
Funds       forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
            These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
            Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
            Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-
            426-0107.

Additional
Underlying Funds
            In addition to the Funds listed above, a Portfolio may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

            Other Risk Information

Potential   PIMCO Advisors has broad discretion to allocate and reallocate the
Conflicts   Portfolios' assets among the Underlying Funds consistent with the
of          Portfolios' investment objectives and policies and asset
Interest    allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other
            Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying
            Funds of the Trust.

Year 2000   Many of the services provided to the Portfolios and the Underlying
Readiness   Funds depend on the smooth functioning of computer systems. Many
Disclosure  systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the operations of the Portfolios and/or the Underlying Funds and services provided to shareholders. PIMCO Advisors, its subsidiaries and Pacific Investment Management Company have surveyed the Portfolios' and the Underlying Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Portfolios and the Underlying Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the operations of the Portfolios and the Underlying Funds and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year
            2000 problem will not have an adverse effect on the entities whose securities are held by the Underlying Funds or on domestic or global equity or fixed income markets or economies, generally.
            Accordingly, PIMCO Advisors, Pacific Investment Management Company and the sub-advisers to the Underlying Funds reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Portfolio or Underlying Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

23 PIMCO Funds: Multi-Manager Series

            Management of the Portfolios

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

              PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

              PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Asset       PIMCO Advisors' Asset Allocation Committee is responsible for
Allocation  determining how the Portfolios' assets are allocated and
Committee   reallocated from time to time among the Underlying Funds. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member     Since* Recent Professional Experience
            ---------------------------------------------------------------------------------------------
          William D. Cvengros  1998   Chief Executive Officer, President and a Member of the Management
                                      Board of PIMCO Advisors and Chairman of the Board of Trustees and a
                                      Trustee of the Trust. Previously, he was President of the Trust and
                                      a Director and the Vice Chairman and Chief Investment Officer of
                                      Pacific Life Insurance Company from January 1990 to November 1994.
          Timothy R. Clark     1998   Vice President of PIMCO Advisors and a Senior Vice President of
                                      PIMCO Funds Distributors LLC. Previously, he was President of
                                      Katonah Capital Management, Inc. from July 1995 to December 1996 and served in various capacities at Zweig Advisors Inc. from
                                      September 1989 to July 1995.
          Robert S. Venable    1998   Vice President of PIMCO Advisors. Previously, he was a Vice
                                      President and portfolio manager at Pacific Investment Management
                                      Company from August 1992 to August 1996.
          David Young          1998   Vice President and an Account Manager at Pacific Investment
                                      Management Company. He has served in various capacities with
                                      Pacific Investment Management Company and its affiliates since
                                      January 1994. Previously, he was a Vice President and portfolio manager at Analytic Investment Management, Inc. from September 1988 to January 1994.

             * Each individual has served on the Committee since the inception of each Portfolio in September 1998.

Advisory    The Portfolios do not pay any fees to PIMCO Advisors under the
Fees        Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
            Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment
            Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Administrative
Fees
            Each Portfolio pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

              The Portfolios were not operational for the entire fiscal year ended June 30, 1999. Each Portfolio pays monthly administrative fees to PIMCO Advisors at an annual rate of 0.40% based on the average daily net assets attributable in the aggregate to the Portfolio's Class A, Class B and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

                                                                   Prospectus 24

Underlying  The expenses associated with investing in a "fund of funds," such
Fund        as the Portfolios, are generally higher than those for mutual
Expenses    funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Underlying Funds invest in Institutional Class shares of the
              Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable
                                      to a Fund's Institutional Class shares):
                                      Advisory Admini-       Total Fund
           Underlying Fund            Fees     strative Fees Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap Growth       0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Growth     1.00     0.25          1.25
               ----------------------------------------------------------------
           PIMCO Micro-Cap Growth     1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Value 25             0.50     0.25          0.75
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO International
            Growth                    0.85     0.50          1.35
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

25 PIMCO Funds: Multi-Manager Series

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Portfolio in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .   You pay an initial sales charge of up to 5.50% when you buy
Shares          Class A shares. The sales charge is deducted from your
                investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .   You do not pay an initial sales charge when you buy Class B
Shares          shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

                                                                   Prospectus 26

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Portfolios is the net
Charges--   asset value ("NAV") of the shares plus an initial sales charge.
Class A     The initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

            90/10 Portfolio and 60/40 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             5.82%                        5.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.71%                        4.50%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            30/70 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             4.71%                        4.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.17%                        4.00%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Portfolio's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

--------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            5
            -----------------------------------------------------------------------------
         Second                           4
            -----------------------------------------------------------------------------
         Third                            3
            -----------------------------------------------------------------------------
         Fourth                           3
            -----------------------------------------------------------------------------
         Fifth                            2
            -----------------------------------------------------------------------------
         Sixth                            1
            -----------------------------------------------------------------------------
         Seventh                          0*
            -----------------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            1
            -----------------------------------------------------------------------------
         Thereafter                       0
            -----------------------------------------------------------------------------


27 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Portfolio to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Portfolio and that six months later the value of the investor's account for that Portfolio has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Portfolio ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Portfolio was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Portfolio in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
DistributionThe Portfolios pay fees to the Distributor on an ongoing basis as
and         compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Portfolio shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Portfolio shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Portfolio's average daily net assets attributable to the particular class of shares):

                                        Servicing                               Distribution
         All Portfolios                 Fee                                     Fee
            --------------------------------------------------------------------------------
         Class A                        0.25%                                   None
            --------------------------------------------------------------------------------
         Class B                        0.25%                                   0.75%
            --------------------------------------------------------------------------------
         Class C                        0.25%                                   0.75%
            --------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


                                                                   Prospectus 28

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Class A, Class B and Class C shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees, generally based upon recommendations provided by the Fund's investment adviser and/or sub-adviser. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Portfolios.

PIMCO
Funds
Shareholders'
Guide
            More detailed information about the Trust's purchase, sale and exchange arrangements for Portfolio shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            .  Automated telephone and wire transfer procedures
            .  Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Portfolio account to your bank account
            .  Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

29 PIMCO Funds: Multi-Manager Series

Calculation When you buy shares of the Portfolios, you pay a price equal to
of Share    the NAV of the shares, plus any applicable sales charge. When you
Price and   sell (redeem) shares, you receive an amount equal to the NAV of
Redemption  the shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Portfolio Shares Are Priced" above for details. Generally, purchase and redemption orders for Portfolio shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Portfolios
Shares      in the following ways:

             . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares:

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Portfolio                 $100 per Portfolio

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small
Account
Fee
            Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Portfolio falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Portfolio account in

                                                                   Prospectus 30
            quarterly installments and paid to the Administrator. Each
            Portfolio account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.
            Please see the Guide for details.

Minimum     Due to the relatively high cost to the Portfolios of maintaining
Account     small accounts, you are asked to maintain an account balance in
Size        each Portfolio in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Portfolio account after giving you
            60 days to increase your balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Portfolio for the same Class of shares of any other Portfolio or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Portfolio, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Portfolios in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

31 PIMCO Funds: Multi-Manager Series

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

              . Telephone requests to the Transfer Agent
              . PIMCO Funds Automated Telephone System (ATS)
              . Expedited wire transfers
              . Automatic Withdrawal Plan
              . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions
In Kind
            The Trust has agreed to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

                                                                   Prospectus 32

CertificatedIf you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
            Prospectus.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Trust receives your purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

            . Reinvest all distributions in additional shares of the same class of your Portfolio at NAV. This will be done unless you elect another option.

            . Invest all distributions in shares of the same class of any other Portfolio or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Portfolio or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Portfolio distributions.

             If you elect to receive Portfolio distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

33  PIMCO Funds: Multi-Manager Series

            Tax Consequences

             . Taxes on Portfolio distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

             Portfolio distributions are taxable to you even if they are paid from income or gains earned by a Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax consequences of investing in the Portfolios; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


                                                                   Prospectus 34

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

 Year or                                          Net Realized/                   Dividends  Dividends in
 Period             Net Asset Value      Net        Unrealized    Total Income    From Net   Excess of Net
 Ended                 Beginning     Investment   Gain (Loss) on From Investment Investment   Investment
                       of Period    Income (Loss)  Investments     Operations      Income       Income
----------------------------------------------------------------------------------------------------------
90/10 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.16(a)       $2.19(a)         $2.35        $(0.15)      $(0.03)
 Class B
 09/30/98-06/30/99       10.00         0.16(a)        2.13(a)          2.29         (0.15)       (0.03)
 Class C
 09/30/98-06/30/99       10.00         0.07(a)        2.22(a)          2.29         (0.15)       (0.03)

60/40 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.31(a)       $1.23(a)         $1.54        $(0.27)       $0.00
 Class B
 09/30/98-06/30/99       10.00         0.16(a)        1.31(a)          1.47         (0.22)        0.00
 Class C
 09/30/98-06/30/99       10.00         0.18(a)        1.29(a)          1.47         (0.23)        0.00

30/70 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.58(a)       $0.11(a)         $0.69        $(0.36)       $0.00
 Class B
 09/30/98-06/30/99       10.00         0.32(a)        0.31(a)          0.63         (0.31)        0.00
 Class C
 09/30/98-06/30/99       10.00         0.26(a)        0.36(a)          0.62         (0.32)        0.00

-------
* Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.

35 PIMCO Funds: Multi-Manager Series

                                                                               Ratio of Net
                                                                  Ratio of      Investment
                        Net Asset                                Expenses to Income (Loss) to
   Total              Value End of               Net Assets End  Average Net   Average Net      Portfolio
Ditributionss             Period   Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ---------------------------------------------------------------------------------------------------------
              $(0.18)    $12.17       23.69%         $  647         0.65%*        1.91%*           48%
               (0.18)     12.11       23.03           1,920         1.40*         1.87*            48
               (0.18)     12.11       23.03           7,969         1.40*         0.77*            48
              $(0.27)    $11.27       15.50%         $2,196         0.65%*        3.76%*           39%
               (0.22)     11.25       14.83           3,653         1.40*         1.92*            39
               (0.23)     11.24       14.82           9,826         1.40*         2.14*            39

            $(0.36)    $10.33        6.91%         $  407         0.65%*        7.54%*           37%

             (0.31)     10.32        6.29           1,738         1.40*         4.09*            37
             (0.32)     10.30        6.27           4,969         1.40*         3.39*            37

                                                                   Prospectus 36

            PIMCO Funds Asset Allocation Series
            Actively managed Portfolios of select PIMCO Funds

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolios. In addition, the current Trust prospectus and the prospectus of PIMCO Funds: Pacific Investment Management Series relating to Institutional Class shares of the Underlying Funds contain additional information about the Underlying Funds. The SAI, the financial statements included in the Portfolios' most recent annual report to shareholders, and the Underlying Fund prospectuses are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Portfolios' annual report discusses the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Portfolio purchase, redemption and exchange options and procedures and other information about the Portfolios. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Portfolio or the Underlying Funds, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may review and copy information about the Trust, the Portfolios and the Underlying Funds, including the SAI and the Underlying Fund prospectuses, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Portfolios and the Underlying Funds.

[LOGO OF PIMCO FUNDS APPEARS HERE]

            File No. 811-6161

         ----------------------------------------------------------------------
PIMCO    INVESTMENT ADVISER AND ADMINISTRATOR
Funds    PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
         92660
Asset
Allocation
         ----------------------------------------------------------------------
Series   DISTRIBUTOR
         PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
         06902
         ----------------------------------------------------------------------
         CUSTODIAN
         Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105
         ----------------------------------------------------------------------
         SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
         First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940
         ----------------------------------------------------------------------
         INDEPENDENT ACCOUNTANTS
         PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
         ----------------------------------------------------------------------
         LEGAL COUNSEL
         Ropes & Gray, One International Place, Boston, MA 02110
         ----------------------------------------------------------------------
         For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                                    Rule 497(c)
                                                                       33-36528
                                                                       811-6161
            PIMCO Funds Prospectus

            This Prospectus describes three actively managed mutual fund
PIMCO       Portfolios offered by PIMCO Funds: Multi-Manager Series (the
Funds:      "Trust").
Multi-
Manager
Series


                 Asset Allocation Series -- 90/10 Portfolio


                 Asset Allocation Series -- 60/40 Portfolio

November         Asset Allocation Series -- 30/70 Portfolio
1, 1999

            Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
Institutional and
Administrative

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................    3
         Portfolio Summaries
           90/10 Portfolio................................................    5
           60/40 Portfolio................................................    7
           30/70 Portfolio................................................    9
         Summary of Principal Risks.......................................   11
         Investment Objectives and Principal Investment Strategies........   17
         Underlying Funds.................................................   20
         Other Risk Information...........................................   23
         Management of the Portfolios.....................................   23
         Investment Options - Institutional Class and Administrative Class
          Shares .........................................................   26
         Purchases, Redemptions and Exchanges.............................   27
         How Portfolio Shares Are Priced..................................   30
         Portfolio Distributions..........................................   31
         Tax Consequences.................................................   31
         Financial Highlights.............................................   33

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 11.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term                approximately 30% (range
                                 capital appreciation as  of 25%-35%) of the
                                 a                        Portfolio's assets will
                                 secondary objective      be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return An investor should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.



                  90/10 Portfolio might be suitable for investors that have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                  60/40 Portfolio might be suitable for investors that have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                  30/70 Portfolio might be suitable for investors that have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.



              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3 PIMCO Funds: Multi-Manager Series

Asset       PIMCO Advisors L.P. serves as the investment adviser to the
Allocation Portfolios. PIMCO Advisors' Asset Allocation Committee determines Strategies how each Portfolio allocates and reallocates its assets among the
            Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

              The major equity asset classes and sub-classes held by the
            Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

              Please see "Underlying Funds" in this Prospectus for a
            description of the Underlying Funds as categorized by their investment styles and main investments.

              The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

              The Committee then selects representative Underlying Funds for each Portfolio to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of    The term "fund of funds" is used to describe mutual funds, such as
Funds"      the Portfolios, that pursue their investment objectives by
Structure   investing in other mutual funds. The cost of investing in a
and         Portfolio will generally be higher than the cost of investing in a
Expenses    mutual fund that invests directly in individual stocks and bonds.
            By investing in a Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distibutions to shareholders and therefore may increase the amount of taxes payable by shareholders.

Portfolio
Descriptions
and Fees
            The following Portfolio Summaries identify each Portfolio's investment objective, principal investments and strategies, principal risks and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Because the Portfolios have not been in operation for a full calendar year, no performance information (e.g., a bar chart or average annual total returns table) is included for the Portfolios. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio



                         Allocation
                         Strategy          Target  Range
                         Underlying Stock
                          Funds             90%   80%-100%
                         Underlying Bond
                          Funds             10%     0%-20%

--------------------------------------------------------------------------------

Principal   Investment
Investments Objective
and         Seeks long-term
Strategies  capital
            appreciation

            Dividend
            Frequency
            At least
            annually


            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%--100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of0%--20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Derivatives Risk   .Interest Rate Risk
              .Issuer Risk          .Foreign Investment Risk
                                                        .Credit Risk
              .Value Securities Risk.Emerging Markets Risk
                                                        .High Yield Risk
              .Growth Securities Risk
                                    .Currency Risk      .Mortgage Risk
              .Smaller Company Risk .Concentration Risk .Management Risk
              .Liquidity Risk       .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

--------------------------------------------------------------------------------
Performance
Information The Portfolio commenced operations in September 1998 and does not yet have a full calendar year of performance to be shown in the Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.76%              0.91%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.76               1.16
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.86%; Administrative Class - 1.11%.
            (2) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 93               $290               $504               $1,120
            -----------------------------------------------------------------------------------
         Administrative         118                368                638                1,409
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $88, $274, $477 and $1,061; Administrative Class -- $113, $353, $612 and
            $1,352.

                                                                   Prospectus  6

            60/40 Portfolio



                         Allocation
                         Strategy          Target  Range
                         Underlying Stock
                          Funds             60%   50%-70%
                         Underlying Bond
                          Funds             40%   30%-50%

--------------------------------------------------------------------------------

Principal   Investment
Investments Objective
and         Seeks long-term
Strategies  capital
            appreciation and
            current income

            Dividend
            Frequency
            Quarterly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%--70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%--50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Credit Risk        .Emerging Markets Risk
              .Issuer Risk          .High Yield Risk    .Currency Risk
              .Value Securities Risk.Mortgage Risk      .Concentration Risk
              .Growth Securities Risk
                                    .Liquidity Risk     .Leveraging Risk
              .Smaller Company Risk .Derivatives Risk   .Management Risk
              .Interest Rate Risk   .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

--------------------------------------------------------------------------------
Performance
Information The Portfolio commenced operations in September 1998 and does not yet have a full calendar year of performance to be shown in the Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

7 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.65%              0.80%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.65               1.05
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.75%; Administrative Class - 1.00%.
            (2) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 82               $255               $444               $  990
            -----------------------------------------------------------------------------------
         Administrative         107                334                579                1,283
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $77, $240, $417 and $930; Administrative Class -- $102, $318, $552 and $1,225.

                                                                   Prospectus  8

            30/70 Portfolio


--------------------------------------------------------------------------------


Principal   Investment
Investments Objective
and                      Allocation
Strategies               Strategy          Target  Range
                         Underlying Stock
                          Funds             30%   25%-35%
                         Underlying Bond
                          Funds             70%   65%-75%

            Seeks current
            income, with
            long-term
            capital
            appreciation as
            a secondary
            objective

            Dividend
            Frequency
            Monthly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%--35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%--75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:



              .Interest Rate Risk.Value Securities Risk .Emerging Markets Risk

              .Credit Risk       .Growth Securities Risk.Currency Risk
            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.
              .High Yield Risk   .Smaller Company Risk  .Concentration Risk
              .Mortgage Risk     .Liquidity Risk        .Leveraging Risk
              .Market Risk       .Derivatives Risk      .Management Risk

              .Issuer Risk       .Foreign Investment Risk
--------------------------------------------------------------------------------
Performance
Information The Portfolio commenced operations in September 1998 and does not yet have a full calendar year of performance to be shown in the Prospectus. Therefore, no bar chart or average annual total returns table is provided for the Portfolio.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.55%              0.70%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.55               0.95
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.65%; Administrative Class - 0.90%.
            (2) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $72                $224               $390               $   871
            -----------------------------------------------------------------------------------
         Administrative         97                 303                525                 1,166
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $66, $208, $362 and $810; Administrative Class -- $92, $287, $498 and $1,108.

                                                                   Prospectus 10

            Summary of Principal Risks

            The value of an investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

11 PIMCO Funds: Multi-Manager Series

Value       Each Underlying Stock Fund may invest in companies that may not be
Securities  expected to experience significant earnings growth, but whose
Risk        securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Value 25, Small-Cap Value, Capital
            Appreciation, Mid-Cap Growth, Small-Cap Growth and Micro-Cap
            Growth Funds place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Underlying Stock Fund may invest in equity securities of
Securities  companies that its portfolio manager believes will experience
Risk        relatively rapid earnings growth. PIMCO Growth, Target,
            Opportunity, Capital Appreciation, Mid-Cap Growth, Small-Cap
            Growth, Micro-Cap Growth, International Growth and Innovation
            Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Small-Cap Growth, Micro-Cap Growth and Small-Cap
            Value Funds generally have substantial exposure to this risk.
            PIMCO Target, Mid-Cap Growth and Value 25 Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity
Risk        Many of the Underlying Funds are subject to liquidity risk.
            Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Many of the Underlying Funds may, but are not required to, use a
Risk number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


                                                                   Prospectus 12

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign     Many Underlying Funds (in particular, PIMCO International,
(non-       International Growth, Structured Emerging Markets, Tax-Efficient
U.S.)       Structured Emerging Markets, Global Bond, Foreign Bond and
Investment  Emerging Markets Bond Funds) invest in securities of foreign
Risk        issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


13 PIMCO Funds: Multi-Manager Series

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Many Underlying Funds may invest directly in foreign currencies or
Risk        in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond,
            International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
            For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European
            Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Concentration
Risk
            Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than diversified mutual funds. Other Underlying Funds, such as PIMCO Value 25 Fund, normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they concentrate investments, the Underlying Funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those investments also may present substantial credit or other risks. PIMCO International, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds may be subject to this risk to the extent they concentrate their assets in securities denominated in a particular foreign currency or in a concentrated geographic area outside the U.S. Similarly, PIMCO Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies.

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging  Certain Underlying Funds may engage in transactions or purchase
Risk instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


                                                                   Prospectus 14

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High        High yield securities (commonly known as "junk bonds") are fixed
Yield       income securities rated lower than Baa by Moody's or BBB by S&P,
Risk        or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater volatility and higher levels of credit, liquidity and other risks than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce an Underlying Bond
            Fund's ability to sell its high yield securities (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates.
            Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

15 PIMCO Funds: Multi-Manager Series

Management  Each Underlying Fund is subject to management risk because it is
Risk an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company, and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on   Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
PIMCO       investment objective of that Fund is to achieve a total return
StocksPLUS  which exceeds the total return performance of the S&P 500 Index,
Fund        it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

                                                                   Prospectus 16

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the
            Portfolios. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

17 PIMCO Funds: Multi-Manager Series

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              . Growth
              . Blend (Broad Market)
              . Value
              . Enhanced Index
              . Sector-Related

            By Region
              . U.S. Equities
              . International Developed Markets Equities
              . International Emerging Markets Equities

            By Size
              . Large-Cap
              . Mid-Cap
              . Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              . Governments
              . Mortgages
              . Corporate
              . Inflation-Indexed

            By Region
              . U.S. Fixed Income
              . Developed Foreign Fixed Income
              . Emerging Markets Fixed Income

            By Credit Quality
              . Investment Grade/Money Market
              . Medium Grade
              . High Yield

            By Duration
              . Long-Term
              . Intermediate-Term
              . Short-Term

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.

                                                                   Prospectus 18

Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, the equity/fixed income allocation
in          targets and ranges, and, unless otherwise noted, other investment
Investment policies of each Portfolio described in this Prospectus may be Objectives changed by the Board of Trustees without shareholder approval. If
and         there is a change in a Portfolio's investment objective,
Policies    allocation target or range, or other investment policies,
            shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

19 PIMCO Funds: Multi-Manager Series

            Underlying Funds

            Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory    PIMCO Advisors serves as investment adviser for each of the
ArrangementsUnderlying Stock Funds, except that its affiliate, Pacific
for the     Investment Management Company, is the sole investment adviser to
Underlying  PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
Funds       Advisors manages the investments of several of the Underlying
            Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management, NFJ Investment Group and
            Parametric Portfolio Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional
            Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying  The following provides a concise description of the investment
Stock       objective, main investments and other information about each
Funds       Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                     Approximate
               PIMCO                Investment            Main                       Number of
               Fund                 Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               -------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $1 billion and
                                                          $10 billion
               -------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $100 million and
                                                          $2 billion
 ---------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               -------------------------------------------------------------------------------------
               Mid-Cap Growth       Growth of capital     Common stocks of           60-100
                                                          companies with market
                                                          capitalizations of more
                                                          than $500 million
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               -------------------------------------------------------------------------------------
               Small-Cap Growth     Growth of capital     Common stocks of           60-100
                                                          companies with market
                                                          capitalizations of more
                                                          than $100 million
                                                          (excluding the largest
                                                          1,000 companies) that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               -------------------------------------------------------------------------------------
               Micro-Cap Growth     Long-term growth of   Common stocks of           60-100
                                    capital               companies with market
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

                                                                 Prospectus   20

                                                                                           Approximate
                 PIMCO                    Investment            Main                       Number of
                 Fund                     Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common      40-50
  Funds                                   primary objective;    stocks of companies with
                                          long-term growth of   market capitalizations
                                          capital as a          of more than $2 billion
                                          secondary objective
                 -----------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks having         50-80
                                          capital and income    below-average valuations
                                                                where the company's
                                                                business fundamentals
                                                                are expected to improve
                 -----------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of              40
                                          capital and income    companies with market
                                                                capitalizations of more
                                                                than $2 billion that are
                                                                undervalued relative to
                                                                the market and their
                                                                industry groups
                 -----------------------------------------------------------------------------------------
                 Value 25                 Long-term growth of   Approximately 25 common       25
                                          capital and income    stocks of companies with
                                                                market capitalizations
                                                                of between $1 billion
                                                                and $5 billion and
                                                                below-average price to
                                                                earnings ratios relative
                                                                to their industry groups
                 -----------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of              100
                                          capital and income    companies with market
                                                                capitalizations of
                                                                between $100 million and
                                                                $1.5 billion and below-
                                                                average price to
                                                                earnings ratios relative
                                                                to the market and their
                                                                industry groups
 ---------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified      More than
  Stock Funds                             growth of capital     portfolio of at least         200
                                                                200 common stocks of
                                                                companies represented in
                                                                the S&P 500 Index with
                                                                market capitalizations
                                                                of more than $5 billion
                 -----------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks               100-200
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index           N/A
                                          exceeds that of the   derivatives backed by a
                                          S&P 500 Index         portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of foreign    200-250
  Stock Funds                             through investment in (non-U.S.) issuers
                                          an international      (developed and emerging
                                          portfolio; income is  markets) with market
                                          an incidental         capitalizations of more
                                          consideration         than $500 million
                 -----------------------------------------------------------------------------------------
                 International Growth     Long-term capital     An international            50-100
                                          appreciation          portfolio of common
                                                                stocks
                 -----------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of           More than
                 Markets                  capital               companies located in, or      300
                                                                whose business relates
                                                                to, emerging markets
                 -----------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of           More than
                 Emerging Markets         capital. The Fund     companies located in, or      300
                                          also seeks to achieve whose business relates
                                          superior after-tax    to, emerging markets
                                          returns for its
                                          shareholders by using
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------
  Sector-Related Innovation               Capital appreciation; Common stocks of              40
  Stock Funds                             no consideration is   technology-related
                                          given to income       companies with market
                                                                capitalizations of more
                                                                than $200 million


21 PIMCO Funds: Multi-Manager Series

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                                               Non-U.S. Dollar
                                                                                                               Denominated
                         PIMCO Fund        Main Investments           Duration         Credit Quality(/1/)     Securities(/2/)
             --------------------------------------------------------------------------------------------------------
          Short          Money Market      Money market instruments   ^90 days         Min 95% Aaa or Prime 1; 0%
          Duration Bond                                               dollar-weighted  ^5% Aa or Prime 2
          Funds                                                       average maturity
                      ------------------------------------------------------------------------------------------
                         Short-Term        Money market instruments   0-1 yr           B to Aaa; max 10%       0-5%
                                           and                                         below Baa
                                           short maturity fixed
                                           income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Low Duration      Short maturity fixed       1-3 yrs          B to Aaa; max 10%       0-20%
                                           income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Intermediate   Moderate Duration Short and intermediate     2-5 yrs          B to Aaa; max 10%       0-20%
          Duration                         maturity                                    below Baa
          Bond Funds                       fixed income securities
                      ------------------------------------------------------------------------------------------
                         Total Return      Intermediate maturity      3-6 yrs          B to Aaa; max 10%       0-20%
                                           fixed income securities                     below Baa
                      ------------------------------------------------------------------------------------------
                         Total Return II   Intermediate maturity      3-6 yrs          Baa to Aaa              0%
                                           fixed
                                           income securities with
                                           quality
                                           and foreign issuer
                                           restrictions
             --------------------------------------------------------------------------------------------------------
          Long Duration  Long-Term U.S.    Long-term maturity fixed   ^8 yrs           A to Aaa                0%
          Bond Funds     Government        income
                                           securities
             --------------------------------------------------------------------------------------------------------
          International  Global Bond       U.S. and foreign           3-7 yrs          B to Aaa; max 10%       25-75%
          Bond Funds                       intermediate                                below Baa
                                           maturity fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Foreign Bond      Intermediate maturity      3-7 yrs          B to Aaa; max 10%       ^85%
                                           hedged                                      below Baa
                                           foreign fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Emerging Markets  Emerging market fixed      0-8 yrs          B to Aaa                ^80%
                         Bond              income
                                           securities
             --------------------------------------------------------------------------------------------------------
          High Yield     High Yield        Higher yielding fixed      2-6 yrs          B to Aaa; min 65%       0%
          Bond Funds                       income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Inflation      Real Return Bond  Inflation-indexed fixed    N/A              B to Aaa; max 10%       0-35%
          Indexed Bond                     income                                      below Baa
          Funds                            securities

            1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, de-termined by Pacific Investment Management Company to be of compa-rable quality.
            2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

                                                                 Prospectus   22

Other       In addition to purchasing the securities listed above under "Main
Investment  Investments," some or all of the Underlying Funds may to varying
Practices   extents: lend portfolio securities; enter into repurchase
of the      agreements and reverse repurchase agreements; purchase and sell
Underlying  securities on a when-issued or delayed delivery basis; enter into
Funds       forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
            These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
            Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
            Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-
            4648.

Additional
Underlying Funds
            In addition to the Funds listed above, a Portfolio may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

            Other Risk Information

Potential   PIMCO Advisors has broad discretion to allocate and reallocate the
Conflicts   Portfolios' assets among the Underlying Funds consistent with the
of          Portfolios' investment objectives and policies and asset
Interest    allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other
            Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying
            Funds of the Trust.

Year 2000   Many of the services provided to the Portfolios and the Underlying
Readiness   Funds depend on the smooth functioning of computer systems. Many
Disclosure  systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the operations of the Portfolios and/or the Underlying Funds and services provided to shareholders. PIMCO Advisors, its subsidiaries and Pacific Investment Management Company have surveyed the Portfolios' and the Underlying Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Portfolios and the Underlying Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the operations of the Portfolios and the Underlying Funds and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year
            2000 problem will not have an adverse effect on the entities whose securities are held by the Underlying Funds or on domestic or global equity or fixed income markets or economies, generally.
            Accordingly, PIMCO Advisors, Pacific Investment Management Company and the sub-advisers to the Underlying Funds reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Portfolio or Underlying Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

            Management of the Portfolios

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

              PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

23 PIMCO Funds: Multi-Manager Series

              PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Asset       PIMCO Advisors' Asset Allocation Committee is responsible for
Allocation  determining how the Portfolios' assets are allocated and
Committee   reallocated from time to time among the Underlying Funds. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member     Since* Recent Professional Experience
            ---------------------------------------------------------------------------------------------
          William D. Cvengros  1998   Chief Executive Officer, President and a Member of the Management
                                      Board of PIMCO Advisors and Chairman of the Board of Trustees and a
                                      Trustee of the Trust. Previously, he was President of the Trust and
                                      a Director and the Vice Chairman and Chief Investment Officer of
                                      Pacific Life Insurance Company from January 1990 to November 1994.
          Timothy R. Clark     1998   Vice President of PIMCO Advisors and a Senior Vice President of
                                      PIMCO Funds Distributors LLC. Previously, he was President of
                                      Katonah Capital Management, Inc. from July 1995 to December 1996 and served in various capacities at Zweig Advisors Inc. from
                                      September 1989 to July 1995.
          Robert S. Venable    1998   Vice President of PIMCO Advisors. Previously, he was a Vice
                                      President and portfolio manager at Pacific Investment Management
                                      Company from August 1992 to August 1996.
          David Young          1998   Vice President and an Account Manager at Pacific Investment
                                      Management Company. He has served in various capacities with
                                      Pacific Investment Management Company and its affiliates since
                                      January 1994. Previously, he was a Vice President and portfolio manager at Analytic Investment Management, Inc. from September 1988 to January 1994.

             * Each individual has served on the Committee since the inception of each Portfolio in September 1998.

Advisory    The Portfolios do not pay any fees to PIMCO Advisors under the
Fees        Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
            Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment
            Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Administrative
Fees
            Institutional Class and Administrative Class shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

              The Portfolios were not operational for the entire fiscal year ended June 30, 1999. Each Portfolio is obligated to pay monthly administrative fees to PIMCO Advisors at an annual rate of 0.15% based on the average daily net assets attributable in the aggregate to the Portfolio's Institutional Class and Administrative Class shares. In order to reduce expenses, PIMCO Advisors has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class and Administrative Class shares of each Portfolio until further notice. As a result, while the waiver is in effect, each Portfolio will pay administrative fees to PIMCO Advisors at the annual rate of 0.10%, calculated in the manner specified above. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Underlying
Fund        The expenses associated with investing in a "fund of funds," such
Expenses    as the Portfolios, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

              . The Underlying Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

                                                                   Prospectus 24

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable
                                      to a Fund's Institutional Class shares):
                                      Advisory Admini-       Total Fund
           Underlying Fund            Fees     strative Fees Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap Growth       0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Growth     1.00     0.25          1.25
               ----------------------------------------------------------------
           PIMCO Micro-Cap Growth     1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Value 25             0.50     0.25          0.75
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO International
            Growth                    0.85     0.50          1.35
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

Distributor
            The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

25 PIMCO Funds: Multi-Manager Series

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Portfolios in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Portfolio. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Portfolios to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Portfolios as their funding medium and for related expenses.

             In combination, the Plans permit a Portfolio to make total reimbursements at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Portfolio's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Portfolios may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


                                                                   Prospectus 26

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Portfolios at the relevant net asset value
Shares      ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Portfolios.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Portfolio pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Portfolio and will not require a Portfolio to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Portfolio. The minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, Cadence, NFJ, Pacific Investment Management Company, Parametric, and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Portfolio and share class, amount being wired, and wiring bank name.

27 PIMCO Funds: Multi-Manager Series

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Portfolios at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Portfolio's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Portfolios for long-term
            investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Portfolio shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

              . Retirement Plans. Shares of the Portfolios are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.


Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Portfolio from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Portfolio and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions

                                                                   Prospectus 28

            (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Portfolio name, and must be executed or initialed by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

29 PIMCO Funds: Multi-Manager Series

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Portfolio for shares of the same class of any other Portfolio or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Portfolio for shares of the same class of a series of PIMCO Funds:
            Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Portfolios or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different Portfolio or other PIMCO Fund, and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Institutional Class and Administrative Class shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the

                                                                   Prospectus 30
            earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees, generally based upon recommendations provided by the Fund's investment adviser and/or sub-adviser. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Portfolio shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Portfolio's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Portfolio at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash by calling the Trust at 1-800-927-4648. Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Portfolio distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

             . Taxes on Portfolio Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Portfolio distributions whether they are paid in cash or reinvested in additional shares of the Portfolios. For federal income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to shareholders as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable as ordinary income.

             Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

31 PIMCO Funds: Multi-Manager Series

             . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


                                                                   Prospectus 32

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Institutional Class and Administrative Class shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                 Net Asset             Net Realized/     Total    Dividends  Distributions
    Year or        Value      Net        Unrealized   Income from  from Net    from Net
    Period       Beginning Investment  Gain (Loss) on Investment  Investment   Realized
     Ended       of Period   Income     Investments   Operations    Income   Capital Gains
------------------------------------------------------------------------------------------
90/10 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.91     $0.05(a)      $1.23(a)      $1.28      $ 0.00       $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.91      0.04(a)       1.23(a)       1.27        0.00        0.00
60/40 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.55     $0.09(a)      $0.73(a)      $0.82      $(0.10)      $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.55      0.09(a)       0.72(a)       0.81       (0.09)       0.00
30/70 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.09     $0.15(a)      $0.23(a)      $0.38      $(0.14)      $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.09      0.14(a)       0.23(a)       0.37       (0.13)       0.00

-------
 *Annualized
 (a)Per share amounts based on average number of shares outstanding during the period.
 (b) The information provided under Ratio of Expenses to Average Net Assets reflects a voluntary fee waiver of 0.05% currently in effect. If this waiver was not reflected, Ratio of Expenses to Average Net Assets would be 0.15% for Institutional Class shares and 0.40% for Administrative Class shares of each Portfolio.

33 PIMCO Funds: Multi-Manager Series

                                                                            Ratio of Net
                                                               Ratio of      Investment
Tax Basis                Net Asset               Net Assets   Expenses to   Income (Loss)
Return of      Total     Value End                 End of     Average Net    to Average     Portfolio
 Capital   Distributions of Period Total Return Period (000s)   Assets       Net Assets   Turnover Rate
-------------------------------------------------------------------------------------------------------
  $0.00       $ 0.00      $12.19      11.73%         $11         0.10%*(b)      1.17%*          48%
   0.00         0.00       12.18      11.64           11         0.35*(b)       0.95*           48
  $0.00       $(0.10)     $11.27       7.80%         $11         0.10%*(b)      2.52%*          39%
   0.00        (0.09)      11.27       7.71           11         0.35*(b)       2.44*           39
  $0.00       $(0.14)     $10.33       3.78%         $10         0.10%*(b)      4.20%*          37%
   0.00        (0.13)      10.33       3.70           10         0.35*(b)       4.03*           37

                                                                   Prospectus 34

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            CUSTODIAN
            Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

FOR MORE INFORMATION
Two following documents are or will be available that offer further information on the Portfolios and other series of PIMCO Funds: Multi-Manager Series

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The Trust's annual and semi-annual reports include a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year or other period.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains additional information about the Portfolios. A current SAI has been filed with the Securities and Exchange Commission, and is incorporated into this prospectus by reference.

To request a free copy of these documents or to make inquiries about the Portfolios, please write or call:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

Telephone:
1-800-927-4648
1-80-987-4626 (PIMCO Infolink Audio Response Network)

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available on the Commission's Internet site at www.sec.gov, and copies of that information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.


SEC File Number: 811-6161                                            PY008.11/99

[PIMCO FUNDS LOGO APPEARS HERE]

PIMCO Funds
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660